UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

                             England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                             Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a) Report pursuant to Rule 30e-1

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2023

(THIS PAGE INTENTIONALLY LEFT BLANK)

ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

GLOSSARY OF TERMS

MSCI World Index: A broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 2000 Index: A stock market index that measures the performance of the 2,000 smaller companies included in the Russell 3000 Index.

MSCI Emerging Markets Net (“MSCI EM Net”): A free float-adjusted market capitalization index that is designed to measure equity market performance in the global Emerging Markets.

S&P 500 Index: Measures the value of the stocks of the 500 largest corporations by market capitalization listed on the New York Stock Exchange or Nasdaq.

Bloomberg Barclays Global Aggregate Index: A flagship measure of global investment grade debt from a multitude local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

JP Morgan Emerging Markets Bond Index Global Diversified: A uniquely weighted USD-denominated Emerging Markets sovereign index. It provides full coverage of the Emerging Markets asset class with representative countries, investable instruments (sovereign and quasi-sovereign), and transparent rules. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Government Bond Index - Emerging Markets Global Diversified (“JP Morgan GBI-EM GD”): A comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

JP Morgan Emerging Local Markets Index Plus: Tracks total returns for local currency denominated money market instruments in 23 Emerging Markets.

JP Morgan CEMBI: Tracks the performance of US dollar-denominated bonds issued by emerging market corporate entities.

JP Morgan CEMBI Broad Diversified (“JP Morgan CEMBI BD”): Consists of an investable universe of corporate bonds and tracks total returns of USD-denominated debt instruments issued by corporate entities in Emerging Markets countries.

JP Morgan CEMBI Investment Grade Broad Diversified (“JP Morgan CEMBI IG BD”): A sub index of the JPM CEMBI BD which contains instruments that carry an investment grade rating.

JP Morgan CEMBI Broad Diversified 1-3 Year (“JP Morgan CEMBI BD 1-3 Year”): A sub index of the JPM CEMBI BD which contains instruments that have a maturity greater than 1 year and less than 3 years.

JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year (“JP Morgan CEMBI BD IG 1-3 Year”): A sub index of the JPM CEMBI BD which contains investment grade instruments that have a maturity greater than 1 year and less than 3 years.

BofA Merrill Lynch 1-3 Year US Treasury Index: A subset of The BofA Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity less than 3 years.

MSCI Emerging Markets Small Cap Net (“MSCI EM Small Cap Net”): A free float-adjusted market capitalization index that is designed to measure small cap equity market performance in the global Emerging Markets.

MSCI Frontier Markets + Select EM Countries Capped Index Net TR (“MSCI FR + Select EM”): A customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt, Pakistan and Kuwait, together with a country cap of 15%.

GLOSSARY OF TERMS (CONTINUED)

MSCI Frontier Markets Index Net TR: MSCI Frontier Market Index captures large and mid cap representation across Frontier Market Countries.

Net Interest Margin (“NIMs”): The amount of money that a bank is earning in interest on loans compared to the amount it is paying in interest on deposits.

Basis points (“bps”): A unit of measure used in finance to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark.

Gross Domestic Product (“GDP”): Measures the monetary value of final goods and services—that is, those that are bought by the final user—produced in a country in a given period of time.

Purchase Managers Index (“PMI”): Is a survey-based indicator of business conditions, which includes individual measures (‘sub-indices’) of business output, new orders, employment, costs, selling prices, exports, purchasing activity, supplier performance, backlogs of orders and inventories of both inputs, etc.

Return on Equity (“ROE”): Is the measure of a company’s net income divided by its shareholders’ equity.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The expenses shown are for the fiscal year and may differ from the current prospectus.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2022 or the inception date (if later), through April 30, 2023.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ashmore Emerging Markets Total Return Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	10 Year

Institutional Class	-4.68%	-4.78%	-1.59%

Retail Class A (load-waived)	-5.03%	-5.03%	-1.85%[3]

Retail Class A (unadjusted)[1]	-8.82%	-5.80%	-2.25%[3]

Retail Class C (load-waived)	-5.54%	-5.70%	-2.44%[3]

Retail Class C (unadjusted)[1]	-6.44%	-5.70%	-2.44%[3]

50/25/25 Composite Benchmark[2]	2.45%	-0.64%	0.30%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment:

$1,000,000

ISIN: US0448204059

CUSIP: 044820405

BLOOMBERG: EMKIX US

TICKER: EMKIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208357

CUSIP: 044820835

BLOOMBERG: EMKAX US

TICKER: EMKAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208274

CUSIP: 044820827

BLOOMBERG: EMKCX US

TICKER: EMKCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,134.40	$1,129.90	$1,128.90	$1,019.74	$1,018.50	$1,014.78

Expense Ratio (Gross / Net)	1.21% / 1.02%	1.46% / 1.27%	2.22% / 2.02%	1.21% / 1.02%	1.46% / 1.27%	2.22% / 2.02%

Expenses Paid*	$5.40	$6.71	$10.66	$5.11	$6.36	$10.09

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Local Currency Bond Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	10 Year

Institutional Class	7.09%	-1.88%	-2.01%

Retail Class A (load-waived)	6.77%	-2.12%	-2.25%[3]

Retail Class A (unadjusted)[1]	2.54%	-2.91%	-2.64%[3]

Retail Class C (load-waived)	6.12%	-2.85%	-2.85%[3]

Retail Class C (unadjusted)[1]	5.12%	-2.85%	-2.85%[3]

JP Morgan GBI-EM GD2	6.56%	-1.62%	-1.77%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment:

$1,000,000

ISIN: US0448202079

CUSIP: 044820207

BLOOMBERG: ELBIX US

TICKER: ELBIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208761

CUSIP: 044820876

BLOOMBERG: ELBAX US

TICKER: ELBAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448208688

CUSIP: 044820868

BLOOMBERG: ELBCX US

TICKER: ELBCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,152.50	$1,151.20	$1,147.10	$1,020.38	$1,019.14	$1,015.42

Expense Ratio (Gross / Net)	2.58% / 0.89%	3.00% / 1.14%	3.74% / 1.89%	2.58% / 0.89%	3.00% / 1.14%	3.74% / 1.89%

Expenses Paid*	$4.75	$6.08	$10.06	$4.46	$5.71	$9.44

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Corporate Income Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	10 Year

Institutional Class	-5.56%	-2.11%	1.03%

Retail Class A (load-waived)	-5.86%	-2.38%	0.77%[3]

Retail Class A (unadjusted)[1]	-9.57%	-3.17%	0.36%[3]

Retail Class C (load-waived)	-6.54%	-3.09%	0.17%[3]

Retail Class C (unadjusted)[1]	-7.40%	-3.09%	0.17%[3]

JP Morgan CEMBI BD2	1.33%	2.07%	2.91%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: December 8, 2010

Minimum initial investment: $1,000,000

ISIN: US044825049

CUSIP: 044820504

BLOOMBERG: EMCIX US

TICKER: EMCIX

RETAIL CLASS A

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448206039

CUSIP: 044820603

BLOOMBERG: ECDAX US

TICKER: ECDAX

RETAIL CLASS C

Launch date: May 12, 2011

Minimum initial investment: $1,000

ISIN: US0448207029

CUSIP: 044820702

BLOOMBERG: ECDCX US

TICKER: ECDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,121.40	$1,118.90	$1,115.20	$1,020.43	$1,019.19	$1,015.47

Expense Ratio (Gross / Net)	1.20% / 0.88%	1.45% / 1.13%	2.21% / 1.88%	1.20% / 0.88%	1.45% / 1.13%	2.21% / 1.88%

Expenses Paid*	$4.63	$5.94	$9.86	$4.41	$5.66	$9.39

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Short Duration Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	Since incpt[1]

Institutional Class	-9.62%	-8.49%	-1.27%

Retail Class A (load-waived)	-9.90%	-8.74%	-1.50%

Retail Class A (unadjusted)[1]	-11.85%	-9.48%	-1.97%

Retail Class C (load-waived)	-10.56%	-9.45%	-7.44%

Retail Class C (unadjusted)[1]	-11.38%	-9.45%	-7.44%

JP Morgan CEMBI BD 1-3 Year[2]	3.27%	2.00%	2.44%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 24, 2014

Minimum initial investment: $1,000,000

ISIN: US0448206948

CUSIP: 044820694

BLOOMBERG: ESFIX US

TICKER: ESFIX

RETAIL CLASS A

Launch date: September 23, 2014

Minimum initial investment: $1,000

ISIN: US0448207284

CUSIP: 044820728

BLOOMBERG: ESFAX US

TICKER: ESFAX

RETAIL CLASS C

Launch date: June 13, 2017

Minimum initial investment: $1,000

ISIN: US0448207102

CUSIP: 044820710

BLOOMBERG: ESFCX US

TICKER: ESFCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified 1-3 Year. Since inception returns are from the inception of the Institutional Class.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,104.20	$1,099.70	$1,098.00	$1,021.37	$1,020.13	$1,016.41

Expense Ratio (Gross / Net)	1.04% / 0.69%	1.29% / 0.94%	2.05% / 1.69%	1.04% / 0.69%	1.29% / 0.94%	2.05% / 1.69%

Expenses Paid*	$3.60	$4.89	$8.79	$3.46	$4.71	$8.45

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Active Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	Since incpt[1]

Institutional Class	-7.74%	-1.83%	3.18%

Retail Class A (load-waived)	-8.12%	-2.10%	2.93%

Retail Class A (unadjusted)[1]	-12.97%	-3.15%	2.08%

Retail Class C (load-waived)	-8.73%	-2.83%	2.17%

Retail Class C (unadjusted)[1]	-9.64%	-2.83%	2.17%

MSCI EM Net[2]	-6.51%	-1.04%	3.63%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: November 1, 2016

Minimum initial investment: $1,000,000

ISIN: US0448205957

CUSIP: 044820595

BLOOMBERG: EMQIX US

TICKER: EMQIX

RETAIL CLASS A

Launch date: November 1, 2016

Minimum initial investment: $1,000

ISIN: US0448206294

CUSIP: 044820629

BLOOMBERG: EMQAX US

TICKER: EMQAX

RETAIL CLASS C

Launch date: November 1, 2016

Minimum initial investment: $1,000

ISIN: US0448206112

CUSIP: 044820611

BLOOMBERG: EMQCX US

TICKER: EMQCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,156.50	$1,153.50	$1,150.00	$1,019.74	$1,018.50	$1,014.78

Expense Ratio (Gross / Net)	1.44% / 1.02%	1.63% / 1.27%	2.65% / 2.02%	1.44% / 1.02%	1.63% / 1.27%	2.65% / 2.02%

Expenses Paid*	$5.45	$6.78	$10.77	$5.11	$6.36	$10.09

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Small-Cap Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	10 Year

Institutional Class	0.59%	1.96%	3.88%

Retail Class A (load-waived)	0.39%	1.70%	3.62%[3]

Retail Class A (unadjusted)[1]	-4.91%	0.61%	3.07%[3]

Retail Class C (load-waived)	-0.48%	0.98%	3.01%[3]

Retail Class C (unadjusted)[1]	-1.47%	0.98%	3.01%[3]

MSCI EM Small Cap Net[2]	-5.67%	1.95%	3.04%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: October 4, 2011

Minimum initial investment: $1,000,000

ISIN: US0448201162

CUSIP: 044820116

BLOOMBERG: ESCIX US

TICKER: ESCIX

RETAIL CLASS A

Launch date: February 1, 2012

Minimum initial investment: $1,000

ISIN: US0448207938

CUSIP: 044820793

BLOOMBERG: ESSAX US

TICKER: ESSAX

RETAIL CLASS C

Launch date: August 23, 2012

Minimum initial investment: $1,000

ISIN: US0448207854

CUSIP: 044820785

BLOOMBERG: ESSCX US

TICKER: ESSCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Small Cap Net. 3Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,155.10	$1,153.90	$1,148.60	$1,017.70	$1,016.46	$1,012.74

Expense Ratio (Gross / Net)	2.83% / 1.43%	3.10% / 1.68%	3.86% / 2.43%	2.83% / 1.43%	3.10% / 1.68%	3.86% / 2.43%

Expenses Paid*	$7.64	$8.97	$12.95	$7.15	$8.40	$12.13

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Frontier Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	Since incpt[1]

Institutional Class	-10.79%	-1.05%	3.06%

Retail Class A (load-waived)	-11.05%	-1.38%	1.66%[2]

Retail Class A (unadjusted)[1]	-15.73%	-2.43%	1.05%[2]

Retail Class C (load-waived)	-11.76%	-2.16%	0.93%[2]

Retail Class C (unadjusted)[1]	-12.64%	-2.16%	0.93%[2]

MSCI FM + Select EM3	-14.78%	N/A	N/A

MSCI Frontier Markets Net[3]	-14.81%	-2.13%	1.72%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: November 1, 2013

Minimum initial investment: $1,000,000

ISIN: US0448207367

CUSIP: 044820736

BLOOMBERG: EFEIX US

TICKER: EFEIX

RETAIL CLASS A

Launch date: May 7, 2014

Minimum initial investment: $1,000

ISIN: US0448207516

CUSIP: 044820751

BLOOMBERG: EFEAX US

TICKER: EFEAX

RETAIL CLASS C

Launch date: May 7, 2014

Minimum initial investment: $1,000

ISIN: US0448207441

CUSIP: 044820744

BLOOMBERG: EFECX US

TICKER: EFECX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2Class C Shares performance reflects conversion to Class A Shares after eight years.

3The index disclosed in the line graph is the MSCI Frontier Markets Index Net TR. Effective December 31, 2019, the Fund started using the MSCI Frontier Markets + Select EM Countries Capped Index Net TR with performance of the index beginning on December 31, 2019. Prior to this, the Fund’s benchmark was the MSCI Frontier Markets Index Net TR from inception. Source: MSCI. The MSCI data is comprised of a custom index calculated by MSCI for, and as requested by, Ashmore. The MSCI data is for internal use only and may not be redistributed or used in connection with creating or offering any securities, financial products or indices. Neither MSCI nor any other third party involved in or related to compiling, computing or creating the MSCI data (the “MSCI Parties) makes any express or implied warranties or representations with respect to such data or the results to be obtained by the use thereof), and the MSCI Parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to such data. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits,) even if notified of the possibility of such damages. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt and Pakistan, together with a country cap of 15%. You cannot invest directly in an index. Since inception returns are from the inception of the Institutional Class.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Ashmore Emerging Markets Frontier Equity Fund

FUND SUMMARY (UNAUDITED) (CONTINUED)

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,030.10	$1,028.00	$1,024.30	$1,017.26	$1,016.02	$1,012.30

Expense Ratio (Gross / Net)	1.99% / 1.52%	2.24% / 1.77%	2.99% / 2.52%	1.99% / 1.52%	2.24% / 1.77%	2.99% / 2.52%

Expenses Paid*	$7.65	$8.90	$12.65	$7.60	$8.85	$12.57

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Equity Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	5 Year	10 Year

Institutional Class	-1.34%	2.36%	3.91%

Retail Class A (load-waived)	-1.50%	2.12%	3.65%[4]

Retail Class A (unadjusted)[1]	-6.68%	1.02%	3.09%[4]

Retail Class C (load-waived)[3]	-2.22%	1.39%	1.45%[4]

Retail Class C (unadjusted)[1,3]	-3.19%	1.39%	1.45%[4]

MSCI EM Net[2]	-6.51%	-1.04%	1.80%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 21, 2011

Minimum initial investment: $1,000,000

ISIN: US0448208191

CUSIP: 044820819

BLOOMBERG: EMFIX US

TICKER: EMFIX

RETAIL CLASS A

Launch date: February 24, 2012

Minimum initial investment: $1,000

ISIN: US0448207771

CUSIP: 044820777

BLOOMBERG: EMEAX US

TICKER: EMEAX

RETAIL CLASS C

Launch date: August 23, 2012

Minimum initial investment: $1,000

ISIN: US0448207698

CUSIP: 044820769

BLOOMBERG: EMECX US

TICKER: EMECX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net. 3The Fund did not have any Class C shares outstanding from August 9, 2016 to March 3, 2017 (the “Gap Period”), but had Class C shares outstanding for all other periods shown. For the Gap Period, performance shown for Class C shares is derived from the historical performance of the Fund’s Class A shares during such period, adjusted to reflect the higher Distribution and/or Service (12b-1) Fees payable by Class C shares. 4Class C Shares performance reflects conversion to Class A Shares after eight years.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,189.40	$1,188.10	$1,183.90	$1,019.24	$1,018.00	$1,014.28

Expense Ratio (Gross / Net)	1.42% / 1.12%	1.66% / 1.37%	2.42% / 2.12%	1.42% / 1.12%	1.66% / 1.37%	2.42% / 2.12%

Expenses Paid*	$6.08	$7.43	$11.48	$5.61	$6.85	$10.59

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Equity ESG Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Equity ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	Since incpt[1]

Institutional Class	2.07%	3.10%

Retail Class A (load-waived)	1.87%	2.87%

Retail Class A (unadjusted)[1]	-3.52%	1.15%

Retail Class C (load-waived)	1.04%	2.16%

Retail Class C (unadjusted)[1]	0.04%	2.16%

MSCI EM Net[2]	-6.51%	0.34%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: February 26, 2020

Minimum initial investment: $1,000,000

ISIN: US0448204547

CUSIP: 044820454

BLOOMBERG: ESIGX US

TICKER: ESIGX

RETAIL CLASS A

Launch date: February 26, 2020

Minimum initial investment: $1,000

ISIN: US0448204703

CUSIP: 044820470

BLOOMBERG: ESAGX US

TICKER: ESAGX

RETAIL CLASS C

Launch date: February 26, 2020

Minimum initial investment: $1,000

ISIN: US0448204620

CUSIP: 044820462

BLOOMBERG: ESCGX US

TICKER: ESCGX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the MSCI Emerging Markets Net.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,221.90	$1,220.90	$1,216.00	$1,019.24	$1,018.00	$1,014.28

Expense Ratio (Gross / Net)	2.14% / 1.12%	2.49% / 1.37%	3.22% / 2.12%	2.14% / 1.12%	2.49% / 1.37%	3.22% / 2.12%

Expenses Paid*	$6.17	$7.54	$11.65	$5.61	$6.85	$10.59

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Short Duration Select Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Short Duration Select Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years and an Investment Grade weighted average credit rating. The Fund has no restrictions on individual security duration.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	Since incpt[1]

Institutional Class	0.90%	-1.06%

Retail Class A (load-waived)	0.66%	-1.28%

Retail Class A (unadjusted)[1]	-1.65%	-2.06%

Retail Class C (load-waived)	-0.14%	-2.03%

Retail Class C (unadjusted)[1]	-1.11%	-2.03%

JP Morgan CEMBI BD IG 1-3 Year[2]	2.02%	-1.28%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: June 15, 2020

Minimum initial investment:

$1,000,000

ISIN: US0448204216

CUSIP: 044820421

BLOOMBERG: ESDIX US

TICKER: ESDIX

RETAIL CLASS A

Launch date: June 15, 2020

Minimum initial investment: $1,000

ISIN: US0448204471

CUSIP: 044820447

BLOOMBERG: ESDAX US

TICKER: ESDAX

RETAIL CLASS C

Launch date: June 15, 2020

Minimum initial investment: $1,000

ISIN: US0448204398

CUSIP: 044820439

BLOOMBERG: ESDCX US

TICKER: ESDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,063.10	$1,061.10	$1,057.10	$1,021.47	$1,020.23	$1,016.51

Expense Ratio (Gross / Net)	1.53% / 0.67%	1.96% / 0.92%	2.65% / 1.67%	1.53% / 0.67%	1.96% / 0.92%	2.65% / 1.67%

Expenses Paid*	$3.43	$4.70	$8.52	$3.36	$4.61	$8.35

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Investment Grade Income Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Investment Grade Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereigns, Quasi-Sovereigns, Corporate issuers of EM Countries and EM Supra-Nationals denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund has no restrictions on individual security duration. The Fund observes a policy to normally invest at least 80% of its net assets in Investment Grade bonds and other Investment Grade debt instruments of Sovereign, Quasi-Sovereign or Corporate Issuers of Emerging Market Countries and EM Supra-Nationals.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	Since incpt[1]

Institutional Class	-0.13%	-4.15%

Retail Class A (load-waived)	-0.37%	-4.36%

Retail Class A (unadjusted)[1]	-4.32%	-5.85%

Retail Class C (load-waived)	-1.07%	-5.04%

Retail Class C (unadjusted)[1]	-2.02%	-5.04%

JP Morgan CEMBI IG BD2	0.67%	-3.65%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: September 17, 2020

Minimum initial investment:

$1,000,000

ISIN: US0448203895

CUSIP: 044820389

BLOOMBERG: IGIEX US

TICKER: IGIEX

RETAIL CLASS A

Launch date: September 17, 2020

Minimum initial investment: $1,000

ISIN: US0448204133

CUSIP: 044820413

BLOOMBERG: IGAEX US

TICKER: IGAEX

RETAIL CLASS C

Launch date: September 17, 2020

Minimum initial investment: $1,000

ISIN: US0448203978

CUSIP: 044820397

BLOOMBERG: IGCEX US

TICKER: IGCEX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Investment Grade Broad Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,102.10	$1,101.70	$1,098.00	$1,021.22	$1,019.98	$1,016.27

Expense Ratio (Gross / Net)	1.25% / 0.72%	1.70% / 0.97%	2.16% / 1.72%	1.25% / 0.72%	1.70% / 0.97%	2.16% / 1.72%

Expenses Paid*	$3.75	$5.05	$8.95	$3.61	$4.86	$8.60

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Corporate Income ESG Fund

FUND SUMMARY (UNAUDITED)

Ashmore Emerging Markets Corporate Income ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers, which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria.

Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average Annual Total Return For The Period Ended Apr 30, 2023	1 Year	Since incpt[1]

Institutional Class	-7.10%	-13.58%

Retail Class A (load-waived)	-7.42%	-13.82%

Retail Class A (unadjusted)[1]	-11.14%	-15.43%

Retail Class C (load-waived)	-8.05%	-14.42%

Retail Class C (unadjusted)[1]	-8.92%	-14.42%

JP Morgan CEMBI BD2	1.33%	-4.03%

Cumulative Returns Through Apr 30, 2023 (% of NAV)

Share class information

INSTITUTIONAL CLASS

Launch date: February 26, 2021

Minimum initial investment: $1,000,000

ISIN: US0448203556

CUSIP: 044820355

BLOOMBERG: ECIEX US

TICKER: ECIEX

RETAIL CLASS A

Launch date: February 26, 2021

Minimum initial investment: $1,000

ISIN: US0448203713

CUSIP: 044820371

BLOOMBERG: ECAEX US

TICKER: ECAEX

RETAIL CLASS C

Launch date: February 26, 2021

Minimum initial investment: $1,000

ISIN: US0448203630

CUSIP: 044820363

BLOOMBERG: ECCEX US

TICKER: ECCEX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 1 year return for the Class C shares. 2The index for the Fund is the JP Morgan CEMBI Broad Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 2 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance

	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C

Beginning Account Value (11/1/2022)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (4/30/2023)	$1,069.10	$1,066.10	$1,063.00	$1,020.48	$1,019.24	$1,015.52

Expense Ratio (Gross / Net)	1.96% / 0.87%	2.11% / 1.12%	3.11% / 1.87%	1.96% / 0.87%	2.11% / 1.12%	3.11% / 1.87%

Expenses Paid*	$4.46	$5.74	$9.57	$4.36	$5.61	$9.35

*Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2022 through April 30, 2023, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

(THIS PAGE INTENTIONALLY LEFT BLANK)

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2023 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$434,233,188	$9,300,562	$81,726,366	$56,866,549
Deposit held at broker	1,939,279	41,026	—	—
Cash	58,155,048	995,671	3,651,741	2,638,048
Foreign currency, at value	745,860	28,759	460	12,427
Unrealized appreciation on forward foreign currency exchange contracts	1,653,860	50,382	—	—
Variation margin receivable on centrally cleared swap contracts	646	25	—	—
Unrealized appreciation on interest rate swap contracts	—	3,317	—	—
Due from broker	96,629	4,820	—	—
Receivable for securities and currencies sold	1,268,474	277,326	1,028,447	—
Receivable for fund shares sold	12	35,000	32,006	—
Receivable from Investment Manager	73,791	12,310	21,956	18,347
Interest and dividends receivable	7,605,279	210,343	1,165,827	701,583
Other assets	22,136	19,372	20,690	16,707
Total Assets	505,794,202	10,978,913	87,647,493	60,253,661
LIABILITIES:
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	3,024,968	73,737	16,674	—
Variation margin payable on centrally cleared swap contracts	—	74	—	—
Payable for securities and currencies purchased	178,218	242,828	232,011	273,939
Payable for when-issued securities	2,154,990	—	379,863	—
Payable for fund shares redeemed	151,536	—	403	4,255
Distributions payable	1,091,291	—	102,637	98,851
Due to broker	617,898	28,835	—	—
Investment Manager fee payable	409,710	6,344	61,559	33,656
Trustees’ fees payable	34,390	525	6,566	3,914
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	28,335	610	4,219	4,172
Custody fees payable	125,571	8,036	21,759	10,616
Professional fees payable	232,602	23,099	68,473	77,512
Regulatory fees payable	10,776	2,136	5,554	4,467
Other liabilities	7,056	403	10,783	2,768
Total Liabilities	8,067,341	386,627	910,501	514,150
Net Assets	$497,726,861	$10,592,286	$86,736,992	$59,739,511
NET ASSETS:
Paid in capital	$989,969,724	$11,557,766	$253,391,623	$473,720,859
Distributable earnings/(Accumulated loss)	(492,242,863)	(965,480)	(166,654,631)	(413,981,348)
Net Assets	$497,726,861	$10,592,286	$86,736,992	$59,739,511

Net Assets:
Class A	$2,337,222	$1,437,326	$4,173,151	$7,799,413
Class C	952,927	2,714	1,592,726	244,431
Institutional Class	494,436,712	9,152,246	80,971,115	51,695,667

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	492,646	222,119	789,815	1,755,936
Class C	201,632	435	302,273	57,532
Institutional Class	102,687,649	1,346,173	14,698,018	11,842,891

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$4.74	$6.47	$5.28	$4.44
Class C	4.73	6.24	5.27	4.25
Institutional Class	4.81	6.80	5.51	4.37

Cost of Investments in securities	$618,863,886	$9,341,122	$132,717,179	$129,160,055
Cost of foreign currency held	$650,957	$28,790	$459	$12,092

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$24,963,603	$8,771,209	$63,341,592	$109,594,959	$10,666,361	$9,128,687	$16,805,716	$5,897,035
—	—	—	—	—	—	—	—
1,994,700	286,939	5,278,507	—	212,468	312,053	640,176	903,718
27,091	771	1,903,614	101,367	5,504	3,558	9,793	813
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
31	58,119	3,144,099	2,080,446	3	—	—	263,175
—	—	40,545	106,318	—	—	—	—
26,234	10,330	25,827	33,552	9,301	6,667	7,590	6,451
88,945	6,627	233,646	374,483	1,059	100,443	211,215	95,418
14,475	3,540	—	37,224	20,722	7,775	3	8,325
27,115,079	9,137,535	73,967,830	112,328,349	10,915,418	9,559,183	17,674,493	7,174,935

—	—	—	241,548	—	—	—	—
—	—	—	—	—	464	2,106	—
—	—	—	—	—	—	—	—
266,495	102,911	2,717,477	943,644	26,888	—	—	129
—	—	—	—	—	—	—	—
—	145	51,672	182,260	—	—	—	—
—	—	—	—	—	7,512	14,249	8,327
—	—	65,611	—	—	—	—	—
23,093	9,294	85,850	93,188	9,044	5,080	10,098	4,981
6,369	528	5,184	7,366	687	632	1,151	482
—	3,455	18,757	85,376	226	—	—	—
3,282	552	4,304	7,267	677	607	1,100	452
8,043	3,281	63,487	19,079	1,905	981	1,816	876
33,201	20,134	36,832	49,125	20,232	19,875	21,988	19,271
1,567	1,347	1,598	1,223	1,351	2,393	2,416	2,335
1,124	4,612	6,678	2,295	542	460	3,680	459
343,174	146,259	3,057,450	1,632,371	61,552	38,004	58,604	37,312
$26,771,905	$8,991,276	$70,910,380	$110,695,978	$10,853,866	$9,521,179	$17,615,889	$7,137,623

$49,890,200	$13,611,758	$77,238,500	$132,407,154	$11,912,056	$10,982,086	$21,653,530	$10,847,727
(23,118,295)	(4,620,482)	(6,328,120)	(21,711,176)	(1,058,190)	(1,460,907)	(4,037,641)	(3,710,104)
$26,771,905	$8,991,276	$70,910,380	$110,695,978	$10,853,866	$9,521,179	$17,615,889	$7,137,623

$47,845	$445,574	$2,797,027	$4,597,678	$1,078	$947	$876	$711
1,226	34,767	214,692	80,011	1,055	929	862	701
26,722,834	8,510,935	67,898,661	106,018,289	10,851,733	9,519,303	17,614,151	7,136,211

6,806	38,363	326,447	468,719	116	110	109	111
179	2,921	26,127	8,785	116	108	107	109
3,764,792	563,097	6,799,984	11,239,562	1,165,575	1,102,146	2,184,610	1,108,897

$7.03	$11.61	$8.57	$9.81	$9.25	$8.63	$8.05	$6.43
6.85	11.90	8.22	9.11	9.07	8.63	8.05	6.43
7.10	15.11	9.99	9.43	9.31	8.64	8.06	6.44

$27,723,779	$9,825,467	$63,976,032	$120,121,098	$10,852,558	$9,460,682	$18,544,585	$8,243,467
$27,135	$771	$1,904,149	$102,600	$5,511	$3,563	$9,807	$815

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2023 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$17,585,875	$298,460	$3,322,559	$2,855,165
Dividends, net of foreign tax withholdings*	—	—	—	—
Non-cash dividends	—	—	—	—
Total Income	17,585,875	298,460	3,322,559	2,855,165
EXPENSES:
Investment Manager fees	2,458,712	35,667	382,596	198,675
Administration fees	49,170	822	9,002	6,112
Custody fees	110,084	15,607	15,776	7,371
Professional fees	227,501	21,405	64,743	57,005
Trustees’ fees	58,617	960	10,859	6,984
Offering expenses and registration fees	26,724	22,984	25,319	24,368
Insurance fees	37,816	415	11,550	4,814
Printing fees	9,324	2,962	9,659	5,088
Distribution and servicing fees - Class A	2,681	1,699	5,525	8,389
Distribution and servicing fees - Class C	5,364	13	8,459	1,278
Regulatory fees	15,748	6,515	9,984	9,051
Interest expense	—	—	—	—
Total Expenses	3,001,741	109,049	553,472	329,135
Less expenses reimbursed by the Investment Manager	(478,226)	(70,751)	(145,688)	(108,039)
Net Expenses	2,523,515	38,298	407,784	221,096
Net Investment Income (Loss)	15,062,360	260,162	2,914,775	2,634,069
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $(90), $277, $17,098, $1,327, $1, $-, $-, and $-, respectively)	(46,159,877)	(209,357)	(9,981,409)	(5,301,459)
Forward foreign currency exchange contracts	4,649,450	3,564	(253,850)	—
Interest rate swap contracts	48,826	(15,879)	—	—
Foreign exchange transactions	709,182	11,143	63,865	4,362
Net Realized Gain (Loss)	(40,752,419)	(210,529)	(10,171,394)	(5,297,097)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $(54,384), $2,018, $(65,154), $27,687, $91, $-, $-, and $-, respectively)	83,961,783	954,374	17,793,293	8,205,789
Forward foreign currency exchange contracts	2,189,726	30,795	(40,171)	—
Interest rate swap contracts	(67,121)	16,533	—	—
Foreign exchange translations	205,091	15,051	2,447	164
Change in Net Unrealized Appreciation (Depreciation)	86,289,479	1,016,753	17,755,569	8,205,953
Net Realized and Unrealized Gains	45,537,060	806,224	7,584,175	2,908,856
Net Increase in Net Assets Resulting from Operations	$60,599,420	$1,066,386	$10,498,950	$5,542,925
* Foreign Tax Withholdings	$55,273	$5,125	$—	$—

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$43,921	$3,130	$67,148	$18,937	$2,248	$218,626	$427,856	$217,569
489,470	42,973	1,126,981	1,051,974	53,500	—	—	—
—	3,149	—	—	—	—	—	—
533,391	49,252	1,194,129	1,070,911	55,748	218,626	427,856	217,569

324,905	59,295	522,936	612,422	58,063	30,163	59,900	30,101
6,498	842	6,972	11,154	1,058	928	1,711	708
40,554	10,192	80,576	58,434	5,411	1,604	2,704	1,244
40,779	16,468	35,935	49,427	16,131	17,713	20,128	17,097
10,276	989	8,653	13,310	1,260	1,103	2,024	842
26,694	22,469	22,739	25,996	22,412	9,477	9,551	9,513
6,051	610	5,087	7,939	719	647	1,208	530
3,526	3,084	4,693	4,603	2,927	2,965	2,964	2,964
489	566	3,591	5,420	2	2	2	—
6	191	1,014	453	5	5	4	4
6,238	5,065	5,943	6,544	5,101	6,531	6,649	6,537
—	—	—	—	—	—	—	—
466,016	119,771	698,139	795,702	113,089	71,138	106,845	69,540
(135,989)	(58,833)	(163,779)	(166,228)	(53,963)	(40,038)	(45,220)	(38,721)
330,027	60,938	534,360	629,474	59,126	31,100	61,625	30,819
203,364	(11,686)	659,769	441,437	(3,378)	187,526	366,231	186,750

3,659,148	(144,987)	(1,449,755)	(4,292,451)	(470,570)	(217,683)	(331,612)	(534,943)
(1,576)	—	664	—	—	(37,674)	(106,953)	(25,792)
—	—	—	—	—	—	—	—
(120,294)	(1,345)	(39,832)	(11,949)	(4,725)	7,547	25,311	6,538
3,537,278	(146,332)	(1,488,923)	(4,304,400)	(475,295)	(247,810)	(413,254)	(554,197)

13,444,922	1,276,028	2,856,340	20,540,100	2,453,480	617,872	1,697,016	826,522
—	—	—	—	—	1,050	2,543	1,042
—	—	—	—	—	—	—	—
11,400	78	14,236	(30)	(36)	201	611	185
13,456,322	1,276,106	2,870,576	20,540,070	2,453,444	619,123	1,700,170	827,749
16,993,600	1,129,774	1,381,653	16,235,670	1,978,149	371,313	1,286,916	273,552
$17,196,964	$1,118,088	$2,041,422	$16,677,107	$1,974,771	$558,839	$1,653,147	$460,302
$64,922	$4,759	$35,650	$80,783	$8,198	$—	$—	$318

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2023 (Unaudited) and the Fiscal Year Ended October 31, 2022

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2023	2022	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$15,062,360	$45,555,709	$260,162	$341,843	$2,914,775	$12,949,114
Net realized gain (loss)	(40,752,419)	(209,122,942)	(210,529)	(1,102,008)	(10,171,394)	(36,003,457)
Net change in unrealized appreciation (depreciation)	86,289,479	(110,036,273)	1,016,753	(511,998)	17,755,569	(39,359,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,599,420	(273,603,506)	1,066,386	(1,272,163)	10,498,950	(62,413,756)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(63,490)	(37,990)	—	—	(228,706)	(591,756)
Class C	(28,140)	(13,646)	—	—	(80,876)	(213,937)
Institutional Class	(15,018,275)	(8,198,044)	—	—	(4,413,685)	(12,611,307)

Total Distributions to Shareholders	(15,109,905)	(8,249,680)	—	—	(4,723,267)	(13,417,000)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(156,233)	—	(20,107)	—	—
Class C	—	(66,934)	—	(298)	—	—
Institutional Class	—	(34,684,669)	—	(76,188)	—	—

Total Tax Return of Capital Distributions to Shareholders	—	(34,907,836)	—	(96,593)	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	268,529	(2,480,460)	224	(51,180)	(878,481)	(2,985,423)
Net increase (decrease) in net assets resulting from Class C share transactions	(236,175)	(582,173)	—	(21,775)	(305,377)	(2,614,851)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(39,659,202)	(413,280,851)	4,144,856	(1,104,070)	(10,725,664)	(119,801,222)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(39,626,848)	(416,343,484)	4,145,080	(1,177,025)	(11,909,522)	(125,401,496)
Total Increase (Decrease) in Net Assets	5,862,667	(733,104,506)	5,211,466	(2,545,781)	(6,133,839)	(201,232,252)
NET ASSETS:
Net Assets at the Beginning of period	491,864,194	1,224,968,700	5,380,820	7,926,601	92,870,831	294,103,083
Net Assets at the End of period	$497,726,861	$491,864,194	$10,592,286	$5,380,820	$86,736,992	$92,870,831

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund

2023	2022	2023	2022	2023	2022

$ 2,634,069	$ 5,562,392	$ 203,364	$ 983,247	$ (11,686)	$ 50,751
(5,297,097)	(61,800,609)	3,537,278	(21,706,306)	(146,332)	(415,838)
8,205,953	22,922,301	13,456,322	(16,867,095)	1,276,106	(3,455,025)
5,542,925	(33,315,916)	17,196,964	(37,590,154)	1,118,088	(3,820,112)

(375,994)	(336,688)	(943)	(396,907)	—	—
(14,446)	(36,298)	(1)	(433)	—	—
(3,253,217)	(7,232,408)	(190,568)	(17,159,925)	—	—

(3,643,657)	(7,605,394)	(191,512)	(17,557,265)	—	—

—	—	—	(1,429)	—	(4,734)
—	—	—	(1)	—	(704)
—	—	—	(177,587)	—	(88,237)

—	—	—	(179,017)	—	(93,675)

4,855,164	(1,945,708)	(872,066)	10,980	(22,869)	213,811

(57,289)	(696,358)	1	383	(12,745)	(69,661)

(2,296,760)	(34,104,155)	(65,430,697)	33,353,791	1,237,971	(1,036,778)

2,501,115	(36,746,221)	(66,302,762)	33,365,154	1,202,357	(892,628)
4,400,383	(77,667,531)	(49,297,310)	(21,961,282)	2,320,445	(4,806,415)

55,339,128	133,006,659	76,069,215	98,030,497	6,670,831	11,477,246
$59,739,511	$ 55,339,128	$ 26,771,905	$ 76,069,215	$8,991,276	$ 6,670,831

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2023 (Unaudited) and the Fiscal Year Ended October 31, 2022

	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund

	2023	2022	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$659,769	$811,561	$441,437	$1,546,877	$(3,378)	$24,001
Net realized gain (loss)	(1,488,923)	3,198,559	(4,304,400)	(5,783,512)	(475,295)	(297,442)
Net change in unrealized appreciation (depreciation)	2,870,576	(17,036,443)	20,540,070	(53,872,291)	2,453,444	(5,695,888)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,041,422	(13,026,323)	16,677,107	(58,108,926)	1,974,771	(5,969,329)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,487)	(52,312)	(16,391)	(638,531)	(4)	(204)
Class C	(128)	(3,008)	(55)	(9,143)	(2)	(204)
Institutional Class	(211,176)	(1,320,948)	(555,231)	(20,900,163)	(43,155)	(2,040,719)

Total Distributions to Shareholders	(218,791)	(1,376,268)	(571,677)	(21,547,837)	(43,161)	(2,041,127)
Class A	—	—	—	(3,640)	—	(1)
Class C	—	—	—	(98)	—	—
Institutional Class	—	—	—	(247,762)	—	(25,235)

Total Tax Return of Capital Distributions to Shareholders	—	—	—	(251,500)	—	(25,236)
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(292,144)	1,042,220	954,135	1,135,776	3	186
Net increase (decrease) in net assets resulting from Class C share transactions	(84,703)	147,108	(44,615)	67,535	1	186
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(3,166,782)	5,534,158	(425,982)	52,105,586	36,682	1,877,075

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(3,543,629)	6,723,486	483,538	53,308,897	36,686	1,877,447
Total Increase (Decrease) in Net Assets	(1,720,998)	(7,679,105)	16,588,968	(26,599,366)	1,968,296	(6,158,245)
NET ASSETS:
Net Assets at the Beginning of period	72,631,378	80,310,483	94,107,010	120,706,376	8,885,570	15,043,815
Net Assets at the End of period	$70,910,380	$72,631,378	$110,695,978	$94,107,010	$10,853,866	$8,885,570

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Select Fund		Ashmore Emerging Markets Investment Grade Income Fund		Ashmore Emerging Markets Corporate Income ESG Fund
2023	2022	2023	2022	2023	2022

$ 187,526	$ 321,561	$ 366,231	$ 671,024	$ 186,750	$ 391,264
(247,810)	(501,007)	(413,254)	(1,536,318)	(554,197)	(615,618)
619,123	(1,063,847)	1,700,170	(3,433,117)	827,749	(2,349,309)
558,839	(1,243,293)	1,653,147	(4,298,411)	460,302	(2,573,663)

(21)	(32)	(25)	(32)	(27)	(41)
(17)	(23)	(22)	(25)	(24)	(34)
(220,321)	(324,438)	(506,356)	(675,972)	(275,279)	(415,833)

(220,359)	(324,493)	(506,403)	(676,029)	(275,330)	(415,908)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

18	27	21	28	22	34

14	19	18	21	20	29

184,276	278,378	424,960	574,521	230,494	353,954

184,308	278,424	424,999	574,570	230,536	354,017
522,788	(1,289,362)	1,571,743	(4,399,870)	415,508	(2,635,554)

8,998,391	10,287,753	16,044,146	20,444,016	6,722,115	9,357,669
$9,521,179	$ 8,998,391	$17,615,889	$16,044,146	$7,137,623	$ 6,722,115

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.32	$6.60	$6.80	$7.54	$7.31	$8.22

Income (loss) from investment operations:
Net investment income	0.14 [1]	0.32 [1]	0.33 [1]	0.34	0.40	0.36 [1]
Net realized and unrealized gain (loss)	0.42	(2.30)	(0.20)	(0.74)	0.24	(0.82)

Total from investment operations	0.56	(1.98)	0.13	(0.40)	0.64	(0.46)

Less distributions:

From net investment income	(0.14)	(0.05)	(0.31)	(0.12)	(0.33)	(0.16)
From net realized gain	—	—	—	—	—	(0.11)
Tax return of capital	—	(0.25)	(0.02)	(0.22)	(0.08)	(0.18)

Total distributions	(0.14)	(0.30)	(0.33)	(0.34)	(0.41)	(0.45)

Net asset value at end of period	$4.74	$4.32	$6.60	$6.80	$7.54	$7.31

Total return[2]	12.99%	(30.79)%	1.68%	(5.31)%	8.68%	(5.65)%

Portfolio turnover rate[3]	36%	32%	54%	67%	49%	66%

Net assets, end of period (in thousands)	$2,337	$1,920	$5,917	$10,377	$11,108	$8,347

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.46%	1.42%	1.37%[5]	1.42%[5]	1.36%	1.36%
Expenses after reimbursements	1.27%	1.27%	1.28%[5]	1.32%[5]	1.27%	1.27%

Net investment income to average net assets:
Net investment income before reimbursements	5.66%	5.50%	4.53%[5]	4.72%[5]	5.16%	4.42%
Net investment income after reimbursements	5.85%	5.65%	4.62%[5]	4.82%[5]	5.25%	4.51%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.30	$6.58	$6.78	$7.53	$7.29	$8.21

Income (loss) from investment operations:
Net investment income	0.12 [1]	0.27 [1]	0.27 [1]	0.30	0.34	0.31 [1]
Net realized and unrealized gain (loss)	0.43	(2.29)	(0.19)	(0.76)	0.25	(0.83)

Total from investment operations	0.55	(2.02)	0.08	(0.46)	0.59	(0.52)

Less distributions:

From net investment income	(0.12)	(0.04)	(0.26)	(0.11)	(0.28)	(0.14)
From net realized gain	—	—	—	—	—	(0.11)
Tax return of capital	—	(0.22)	(0.02)	(0.18)	(0.07)	(0.15)

Total distributions	(0.12)	(0.26)	(0.28)	(0.29)	(0.35)	(0.40)

Net asset value at end of period	$4.73	$4.30	$6.58	$6.78	$7.53	$7.29

Total return[2]	12.89%	(31.39)%	0.93%	(6.09)%	8.02%	(6.43)%

Portfolio turnover rate[3]	36%	32%	54%	67%	49%	66%

Net assets, end of period (in thousands)	$953	$1,080	$2,386	$3,905	$5,506	$4,278

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.22%	2.17%	2.12%[6]	2.17%[6]	2.11%	2.12%
Expenses after reimbursements	2.02%	2.02%	2.03%[6]	2.06%[6]	2.02%	2.02%

Net investment income to average net assets:
Net investment income before reimbursements	4.92%	4.74%	3.76%[6]	4.01%[6]	4.41%	3.92%
Net investment income after reimbursements	5.12%	4.89%	3.85%[6]	4.12%[6]	4.50%	4.02%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.38	$6.70	$6.90	$7.65	$7.41	$8.34

Income (loss) from investment operations:
Net investment income	0.15 [1]	0.33 [1]	0.35 [1]	0.36	0.44	0.40 [1]
Net realized and unrealized gain (loss)	0.42	(2.34)	(0.20)	(0.75)	0.24	(0.85)

Total from investment operations	0.57	(2.01)	0.15	(0.39)	0.68	(0.45)

Less distributions:

From net investment income	(0.14)	(0.05)	(0.33)	(0.13)	(0.35)	(0.17)
From net realized gain	—	—	—	—	—	(0.11)
Tax return of capital	—	(0.26)	(0.02)	(0.23)	(0.09)	(0.20)

Total distributions	(0.14)	(0.31)	(0.35)	(0.36)	(0.44)	(0.48)

Net asset value at end of period	$4.81	$4.38	$6.70	$6.90	$7.65	$7.41

Total return[2]	13.44%	(30.74)%	1.94%	(5.09)%	9.04%	(5.53)%

Portfolio turnover rate[3]	36%	32%	54%	67%	49%	66%

Net assets, end of period (in thousands)	$494,437	$488,864	$1,216,666	$1,229,181	$1,528,196	$1,313,660

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.21%	1.17%	1.12%[7]	1.17%[7]	1.11%	1.12%
Expenses after reimbursements	1.02%	1.02%	1.03%[7]	1.07%[7]	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.94%	5.79%	4.78%[7]	4.99%[7]	5.40%	4.97%
Net investment income after reimbursements	6.13%	5.94%	4.87%[7]	5.09%[7]	5.49%	5.07%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $3,181 and $5,146 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $1,113 and $1,990 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01% and 0.04% and Net investment income ratios would have been higher by 0.01% and 0.04% excluding these expenses.

[7]

Ratios include legal expenses of $433,533 and $640,665 that are outside of the expense cap under the expense limitation agreement for the years ended October, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01% and 0.05% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$5.62	$6.92	$6.86	$7.35	$6.53	$7.22

Income (loss) from investment operations:
Net investment income	0.18 [1]	0.32 [1]	0.28 [1]	0.35 [1]	0.59	0.36
Net realized and unrealized gain (loss)	0.67	(1.53)	(0.22)	(0.75)	0.27	(0.88)

Total from investment operations	0.85	(1.21)	0.06	(0.40)	0.86	(0.52)

Less distributions:

From net investment income	—	—	—	—	—	(0.08)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	—	(0.09)	(0.04)	(0.09)

Total distributions	—	(0.09)	—	(0.09)	(0.04)	(0.17)

Net asset value at end of period	$6.47	$5.62	$6.92	$6.86	$7.35	$6.53

Total return[2]	15.12%	(17.75)%	0.87%	(5.51)%	13.24%	(7.47)%

Portfolio turnover rate[3]	55%	53%	34%	47%	56%	75%

Net assets, end of period (in thousands)	$1,437	$1,248	$1,592	$1,755	$1,933	$1,259

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.00%	3.10%	2.97%	1.75%	1.55%	1.57%
Expenses after reimbursements	1.14%	1.22%	1.22%	1.22%	1.22%	1.22%

Net investment income to average net assets:
Net investment income before reimbursements	4.17%	3.16%	2.11%	4.45%	5.08%	4.63%
Net investment income after reimbursements	6.03%	5.04%	3.86%	4.98%	5.41%	4.98%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$5.44	$6.75	$6.74	$7.27	$6.47	$7.18

Income (loss) from investment operations:
Net investment income	0.15 [1]	0.30 [1]	0.22 [1]	0.29 [1]	0.34	0.30
Net realized and unrealized gain (loss)	0.65	(1.53)	(0.21)	(0.74)	0.47	(0.88)

Total from investment operations	0.80	(1.23)	0.01	(0.45)	0.81	(0.58)

Less distributions:

From net investment income	—	—	—	—	—	(0.07)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.08)	—	(0.08)	(0.01)	(0.06)

Total distributions	—	(0.08)	—	(0.08)	(0.01)	(0.13)

Net asset value at end of period	$6.24	$5.44	$6.75	$6.74	$7.27	$6.47

Total return[2]	14.71%	(18.30)%	0.15%	(6.25)%	12.54%	(8.24)%

Portfolio turnover rate[3]	55%	53%	34%	47%	56%	75%

Net assets, end of period (in thousands)	$3	$2	$25	$30	$55	$77

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.74%	3.74%	3.75%	2.50%	2.29%	2.31%
Expenses after reimbursements	1.89%	1.97%	1.97%	1.97%	1.97%	1.97%

Net investment income to average net assets:
Net investment income before reimbursements	3.39%	2.85%	1.35%	3.77%	4.33%	3.85%
Net investment income after reimbursements	5.24%	4.62%	3.13%	4.30%	4.65%	4.19%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$5.90	$7.24	$7.16	$7.66	$6.79	$7.50

Income (loss) from investment operations:
Net investment income	0.21 [1]	0.35 [1]	0.31 [1]	0.38 [1]	0.65	0.41
Net realized and unrealized gain (loss)	0.69	(1.60)	(0.23)	(0.78)	0.27	(0.94)

Total from investment operations	0.90	(1.25)	0.08	(0.40)	0.92	(0.53)

Less distributions:

From net investment income	—	—	—	—	—	(0.09)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	—	(0.10)	(0.05)	(0.09)

Total distributions	—	(0.09)	—	(0.10)	(0.05)	(0.18)

Net asset value at end of period	$6.80	$5.90	$7.24	$7.16	$7.66	$6.79

Total return[2]	15.25%	(17.49)%	1.12%	(5.38)%	13.59%	(7.33)%

Portfolio turnover rate[3]	55%	53%	34%	47%	56%	75%

Net assets, end of period (in thousands)	$9,152	$4,131	$6,310	$28,257	$42,545	$63,009

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.58%	2.83%	2.61%	1.50%	1.28%	1.32%
Expenses after reimbursements	0.89%	0.97%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	4.68%	3.43%	2.46%	4.75%	5.31%	4.87%
Net investment income after reimbursements	6.37%	5.29%	4.10%	5.28%	5.62%	5.22%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.96	$7.53	$7.53	$7.92	$7.87	$8.56

Income (loss) from investment operations:
Net investment income	0.15	0.40	0.37	0.44	0.52	0.51
Net realized and unrealized gain (loss)	0.44	(2.54)	—	(0.39)	0.03	(0.71)

Total from investment operations	0.59	(2.14)	0.37	0.05	0.55	(0.20)

Less distributions:

From net investment income	(0.27)	(0.42)	(0.37)	(0.44)	(0.50)	(0.49)
From net realized gain	—	(0.01)	—	—	(—)[1]	—
Tax return of capital	—	—	—	(—)[1]	—	—

Total distributions	(0.27)	(0.43)	(0.37)	(0.44)	(0.50)	(0.49)

Net asset value at end of period	$5.28	$4.96	$7.53	$7.53	$7.92	$7.87

Total return[2]	11.89%	(29.30)%	4.85%	0.85%	7.37%	(2.58)%

Portfolio turnover rate[3]	26%	55%	73%	117%	96%	88%

Net assets, end of period (in thousands)	$4,173	$4,742	$11,153	$11,198	$13,383	$8,616

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.45%[5]	1.44%[5]	1.55%[5]	1.58%[5]	1.51%	1.53%
Expenses after reimbursements	1.13%[5]	1.24%[5]	1.43%[5]	1.47%[5]	1.42%	1.42%

Net investment income to average net assets:
Net investment income before reimbursements	5.97%[5]	6.62%[5]	4.61%[5]	5.76%[5]	6.39%	6.09%
Net investment income after reimbursements	6.29%[5]	6.82%[5]	4.73%[5]	5.87%[5]	6.48%	6.20%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.95	$7.52	$7.51	$7.91	$7.86	$8.55

Income (loss) from investment operations:
Net investment income	0.13	0.35	0.31	0.39	0.45	0.46
Net realized and unrealized gain (loss)	0.44	(2.53)	0.02	(0.40)	0.04	(0.72)

Total from investment operations	0.57	(2.18)	0.33	(0.01)	0.49	(0.26)

Less distributions:

From net investment income	(0.25)	(0.38)	(0.32)	(0.39)	(0.44)	(0.43)
From net realized gain	—	(0.01)	—	—	(—)[1]	—
Tax return of capital	—	—	—	(—)[1]	—	—

Total distributions	(0.25)	(0.39)	(0.32)	(0.39)	(0.44)	(0.43)

Net asset value at end of period	$5.27	$4.95	$7.52	$7.51	$7.91	$7.86

Total return[2]	11.52%	(29.86)%	4.25%	(0.01)%	6.58%	(3.30)%

Portfolio turnover rate[3]	26%	55%	73%	117%	96%	88%

Net assets, end of period (in thousands)	$1,593	$1,782	$5,762	$7,466	$10,745	$8,785

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.21%[6]	2.20%[6]	2.30%[6]	2.33%[6]	2.26%	2.29%
Expenses after reimbursements	1.88%[6]	2.01%[6]	2.18%[6]	2.22%[6]	2.17%	2.17%

Net investment income to average net assets:
Net investment income before reimbursements	5.21%[6]	5.89%[6]	3.88%[6]	5.01%[6]	5.65%	5.38%
Net investment income after reimbursements	5.54%[6]	6.08%[6]	4.00%[6]	5.12%[6]	5.74%	5.50%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$5.17	$7.85	$7.84	$8.25	$8.20	$8.92

Income (loss) from investment operations:
Net investment income	0.17	0.45	0.41	0.48	0.55	0.56
Net realized and unrealized gain (loss)	0.45	(2.66)	0.01	(0.41)	0.04	(0.75)

Total from investment operations	0.62	(2.21)	0.42	0.07	0.59	(0.19)

Less distributions:

From net investment income	(0.28)	(0.46)	(0.41)	(0.48)	(0.54)	(0.53)
From net realized gain	—	(0.01)	—	—	(—)[1]	—
Tax return of capital	—	—	—	(—)[1]	—	—

Total distributions	(0.28)	(0.47)	(0.41)	(0.48)	(0.54)	(0.53)

Net asset value at end of period	$5.51	$5.17	$7.85	$7.84	$8.25	$8.20

Total return[2]	12.14%	(29.15)%	5.24%	1.04%	7.61%	(2.34)%

Portfolio turnover rate[3]	26%	55%	73%	117%	96%	88%

Net assets, end of period (in thousands)	$80,971	$86,347	$277,188	$261,307	$443,880	$319,419

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.20%[7]	1.20%[7]	1.30%[7]	1.32%[7]	1.26%	1.29%
Expenses after reimbursements	0.88%[7]	1.01%[7]	1.18%[7]	1.21%[7]	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	6.19%[7]	6.90%[7]	4.86%[7]	6.00%[7]	6.66%	6.40%
Net investment income after reimbursements	6.51%[7]	7.09%[7]	4.98%[7]	6.11%[7]	6.75%	6.52%

[1]	Amount is less than $0.005 per share.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $123, $63, $1,438 and $6,538 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.12%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01%, 0.07%, 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $47, $79, $756 and $4,394 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.14%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01%, 0.07%, 0.01% and 0.05% excluding these expenses.

[7]

Ratios include legal expenses of $2,327, $3,742, $34,379 and $153,663 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.14%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.01%, 0.07%, 0.01% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.28	$6.80	$7.52	$9.00	$9.78	$10.60

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.32	0.44	0.46	0.68	0.55
Net realized and unrealized gain (loss)	0.24	(2.39)	(0.69)	(1.46)	(0.75)	(0.58)

Total from investment operations	0.43	(2.07)	(0.25)	(1.00)	(0.07)	(0.03)

Less distributions:

From net investment income	(0.27)	(0.34)	(0.47)	(0.48)	(0.68)	(0.57)
From net realized gain	—	(0.11)	—	—	(0.03)	(0.22)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.27)	(0.45)	(0.47)	(0.48)	(0.71)	(0.79)

Net asset value at end of period	$4.44	$4.28	$6.80	$7.52	$9.00	$9.78

Total return[2]	9.97%	(31.54)%	(4.07)%	(11.25)%	(1.22)%	(0.12)%

Portfolio turnover rate[3]	33%	41%	32%	80%	53%	37%

Net assets, end of period (in thousands)	$7,800	$2,975	$6,834	$19,865	$110,771	$83,290

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.29%[5]	1.14%[5]	1.10%[5]	1.13%[5]	1.00%	1.05%
Expenses after reimbursements	0.94%[5]	0.89%[5]	1.00%[5]	0.99%[5]	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	8.19%[5]	6.06%[5]	6.17%[5]	7.07%[5]	6.74%	7.00%
Net investment income after reimbursements	8.54%[5]	6.31%[5]	6.27%[5]	7.21%[5]	6.82%	7.13%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.09	$6.53	$7.22	$8.66	$9.41	$10.22

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.29	0.40	0.42	0.58	0.52
Net realized and unrealized gain (loss)	0.23	(2.33)	(0.69)	(1.45)	(0.72)	(0.64)

Total from investment operations	0.40	(2.04)	(0.29)	(1.03)	(0.14)	(0.12)

Less distributions:

From net investment income	(0.24)	(0.29)	(0.40)	(0.41)	(0.58)	(0.47)
From net realized gain	—	(0.11)	—	—	(0.03)	(0.22)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.24)	(0.40)	(0.40)	(0.41)	(0.61)	(0.69)

Net asset value at end of period	$4.25	$4.09	$6.53	$7.22	$8.66	$9.41

Total return[2]	9.80%	(32.29)%	(4.56)%	(12.05)%	(1.94)%	(0.98)%

Portfolio turnover rate[3]	33%	41%	32%	80%	53%	37%

Net assets, end of period (in thousands)	$244	$291	$1,219	$1,572	$2,342	$2,012

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.05%[6]	1.91%[6]	1.84%[6]	1.96%[6]	1.75%	1.79%
Expenses after reimbursements	1.69%[6]	1.66%[6]	1.76%[6]	1.83%[6]	1.67%	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	7.39%[6]	5.09%[6]	5.36%[6]	5.20%[6]	5.96%	5.93%
Net investment income after reimbursements	7.75%[6]	5.34%[6]	5.44%[6]	5.33%[6]	6.04%	6.05%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$4.20	$6.69	$7.40	$8.83	$9.60	$10.41

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.37	0.50	0.49	0.69	0.60
Net realized and unrealized gain (loss)	0.25	(2.40)	(0.73)	(1.44)	(0.74)	(0.61)

Total from investment operations	0.44	(2.03)	(0.23)	(0.95)	(0.05)	(0.01)

Less distributions:

From net investment income	(0.27)	(0.35)	(0.48)	(0.48)	(0.69)	(0.58)
From net realized gain	—	(0.11)	—	—	(0.03)	(0.22)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.27)	(0.46)	(0.48)	(0.48)	(0.72)	(0.80)

Net asset value at end of period	$4.37	$4.20	$6.69	$7.40	$8.83	$9.60

Total return[2]	10.42%	(31.54)%	(3.75)%	(10.94)%	(1.01)%	0.11%

Portfolio turnover rate[3]	33%	41%	32%	80%	53%	37%

Net assets, end of period (in thousands)	$51,696	$52,073	$124,954	$441,467	$1,195,492	$693,577

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.04%[7]	0.90%[7]	0.84%[7]	0.91%[7]	0.75%	0.79%
Expenses after reimbursements	0.69%[7]	0.65%[7]	0.75%[7]	0.79%[7]	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	8.28%[7]	6.22%[7]	6.38%[7]	6.98%[7]	7.04%	7.30%
Net investment income after reimbursements	8.63%[7]	6.47%[7]	6.47%[7]	7.10%[7]	7.12%	7.42%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]

Ratios include legal expenses of $717, $(1,101), $10,827 and $37,676 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2023 and for the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.02%, higher by 0.03% and lower by 0.08% and 0.07% and Net investment income ratios would have been higher by 0.02%, lower by 0.03% and higher by 0.08% and 0.07% excluding these expenses.

[6]

Ratios include legal expenses of $28, $(46), $1,388 and $2,841 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2023 and for the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.02%, higher by 0.01% and lower by 0.09% and 0.16% and Net investment income ratios would have been higher by 0.02%, lower by 0.01% and higher by 0.09% and 0.16% excluding these expenses.

[7]

Ratios include legal expenses of $5,818, $(12,847), $182,441 and $835,457 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30,2023 and for the years ended October 31, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.02%, higher by 0.02% and lower by 0.08% and 0.12% and Net investment income ratios would have been higher by 0.02%, lower by 0.02% and higher by 0.08% and 0.12% excluding these expenses.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$6.11	$12.55	$11.08	$10.46	$10.53	$12.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.08 [1]	0.15	0.11 [1]	0.13	0.08
Net realized and unrealized gain (loss)	0.95	(3.26)	1.44	0.56	0.85	(1.05)

Total from investment operations	0.94	(3.18)	1.59	0.67	0.98	(0.97)

Less distributions:

From net investment income	(0.02)	(0.18)	(0.12)	(0.05)	(0.09)	(0.20)
From net realized gain	—	(3.07)	—	—	(0.94)	(1.02)
Tax return of capital	—	(0.01)	—	—	(0.02)	—

Total distributions	(0.02)	(3.26)	(0.12)	(0.05)	(1.05)	(1.22)

Net asset value at end of period	$7.03	$6.11	$12.55	$11.08	$10.46	$10.53

Total return[2]	15.35%	(33.53)%	14.23%	6.49%	10.73%	(8.59)%

Portfolio turnover rate[3]	113%	264%	206%	228%	153%	164%

Net assets, end of period (in thousands)	$48	$804	$1,611	$1,616	$209	$223

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.63%	1.52%	1.49%	1.55%	1.96%	2.20%
Expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.53)%	0.68%	0.91%	0.73%	0.55%	0.56%
Net investment income (loss) after reimbursements	(0.17)%	0.93%	1.13%	1.01%	1.24%	1.49%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$5.96	$12.33	$10.90	$10.32	$10.43	$12.65

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.01 [1]	0.05	— [1,5]	0.07	0.03
Net realized and unrealized gain (loss)	0.90	(3.18)	1.42	0.58	0.83	(1.10)

Total from investment operations	0.89	(3.17)	1.47	0.58	0.90	(1.07)

Less distributions:

From net investment income	(—)[5]	(0.13)	(0.04)	(—)[5]	(0.05)	(0.13)
From net realized gain	—	(3.07)	—	—	(0.94)	(1.02)
Tax return of capital	—	(—)[5]	—	—	(0.02)	—

Total distributions	—	(3.20)	(0.04)	—	(1.01)	(1.15)

Net asset value at end of period	$6.85	$5.96	$12.33	$10.90	$10.32	$10.43

Total return[2]	15.00%	(34.05)%	13.41%	5.76%	9.88%	(9.40)%

Portfolio turnover rate[3]	113%	264%	206%	228%	153%	164%

Net assets, end of period (in thousands)	$1	$1	$2	$2	$12	$11

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.65%	2.30%	2.25%	2.31%	2.71%	2.73%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.91)%	(0.10)%	0.14%	(0.30)%	(0.17)%	(0.51)%
Net investment income (loss) after reimbursements	(0.28)%	0.18%	0.37%	(0.01)%	0.52%	0.20%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$6.16	$12.63	$11.15	$10.51	$10.56	$12.74

Income (loss) from investment operations:
Net investment income	0.02 [1]	0.09 [1]	0.18	0.10 [1]	0.16	0.14
Net realized and unrealized gain (loss)	0.94	(3.28)	1.45	0.60	0.86	(1.09)

Total from investment operations	0.96	(3.19)	1.63	0.70	1.02	(0.95)

Less distributions:

From net investment income	(0.02)	(0.20)	(0.15)	(0.06)	(0.10)	(0.21)
From net realized gain	—	(3.07)	—	—	(0.94)	(1.02)
Tax return of capital	—	(0.01)	—	—	(0.03)	—

Total distributions	(0.02)	(3.28)	(0.15)	(0.06)	(1.07)	(1.23)

Net asset value at end of period	$7.10	$6.16	$12.63	$11.15	$10.51	$10.56

Total return[2]	15.65%	(33.40)%	14.50%	6.79%	11.05%	(8.41)%

Portfolio turnover rate[3]	113%	264%	206%	228%	153%	164%

Net assets, end of period (in thousands)	$26,723	$75,264	$96,417	$80,474	$20,502	$17,436

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.44%	1.27%	1.24%	1.29%	1.72%	1.73%
Expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	0.21%	0.87%	1.15%	0.67%	0.83%	0.47%
Net investment income after reimbursements	0.63%	1.12%	1.37%	0.94%	1.53%	1.18%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$10.07	$15.32	$10.99	$8.84	$8.02	$10.33

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.06 [1]	(0.18)	(0.20)	(0.01)	0.04
Net realized and unrealized gain (loss)	1.57	(5.15)	4.51	2.35	0.83	(2.17)

Total from investment operations	1.54	(5.09)	4.33	2.15	0.82	(2.13)

Less distributions:

From net investment income	—	—	—	—	(—)[2]	(0.17)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.16)	—	—	(—)[2]	(0.01)

Total distributions	—	(0.16)	—	—	—	(0.18)

Net asset value at end of period	$11.61	$10.07	$15.32	$10.99	$8.84	$8.02

Total return[3]	15.39%	(33.37)%	39.40%	24.32%	10.27%	(20.96)%

Portfolio turnover rate[4]	43%	50%	77%	62%	60%	112%

Net assets, end of period (in thousands)	$445	$393	$321	$388	$1,356	$1,447

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.10%	3.08%	2.75%	2.78%	2.30%	2.37%
Expenses after reimbursements	1.68%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.83)%	(0.78)%	(1.48)%	(1.74)%	(0.62)%	(0.31)%
Net investment income (loss) after reimbursements	(0.41)%	0.53%	(0.50)%	(0.73)%	(0.09)%	0.29%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$10.36	$15.79	$11.40	$9.22	$8.42	$10.90

Income (loss) from investment operations:
Net investment income (loss)	(1.37)	(0.06)[1]	(0.32)	(0.34)	(0.38)	0.01
Net realized and unrealized gain (loss)	2.91	(5.28)	4.71	2.52	1.18	(2.33)

Total from investment operations	1.54	(5.34)	4.39	2.18	0.80	(2.32)

Less distributions:

From net investment income	—	—	—	—	—	(0.16)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.09)	—	—	—	— [2]

Total distributions	—	(0.09)	—	—	—	(0.16)

Net asset value at end of period	$11.90	$10.36	$15.79	$11.40	$9.22	$8.42

Total return[3]	14.86%	(33.91)%	38.51%	23.64%	9.50%	(21.62)%

Portfolio turnover rate[4]	43%	50%	77%	62%	60%	112%

Net assets, end of period (in thousands)	$35	$41	$162	$135	$144	$272

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.86%	3.72%	3.47%	3.91%	3.05%	3.09%
Expenses after reimbursements	2.43%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.69)%	(1.67)%	(2.09)%	(2.70)%	(1.48)%	(1.30)%
Net investment loss after reimbursements	(1.26)%	(0.47)%	(1.14)%	(1.31)%	(0.95)%	(0.73)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$13.09	$19.82	$14.19	$11.39	$10.32	$13.19

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.09 [1]	(0.02)	(0.10)	0.02	0.05
Net realized and unrealized gain (loss)	2.04	(6.65)	5.65	2.90	1.06	(2.73)

Total from investment operations	2.02	(6.56)	5.63	2.80	1.08	(2.68)

Less distributions:

From net investment income	—	—	—	—	(0.01)	(0.18)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.17)	—	—	(—)[2]	(0.01)

Total distributions	—	(0.17)	—	—	(0.01)	(0.19)

Net asset value at end of period	$15.11	$13.09	$19.82	$14.19	$11.39	$10.32

Total return[3]	15.51%	(33.21)%	39.68%	24.58%	10.52%	(20.60)%

Portfolio turnover rate[4]	43%	50%	77%	62%	60%	112%

Net assets, end of period (in thousands)	$8,511	$6,237	$10,994	$7,419	$26,296	$32,456

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.83%	2.77%	2.45%	2.56%	2.05%	2.06%
Expenses after reimbursements	1.43%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.66)%	(0.66)%	(1.02)%	(1.51)%	(0.38)%	(0.16)%
Net investment income (loss) after reimbursements	(0.26)%	0.59%	(0.09)%	(0.47)%	0.15%	0.38%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value at beginning of period	$8.36	$10.13	$7.07	$8.02	$7.66	$9.99

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.08 [1]	0.02 [1]	(0.01)[1]	0.14	0.08
Net realized and unrealized gain (loss)	0.18	(1.67)	3.10	(0.91)	0.37	(1.47)

Total from investment operations	0.23	(1.59)	3.12	(0.92)	0.51	(1.39)

Less distributions:

From net investment income	(0.02)	(0.18)	(0.06)	(0.03)	(0.15)	(0.08)
From net realized gain	—	—	—	—	—	(0.82)
Tax return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.02)	(0.18)	(0.06)	(0.03)	(0.15)	(0.94)

Net asset value at end of period	$8.57	$8.36	$10.13	$7.07	$8.02	$7.66

Total return[2]	2.80%	(15.92)%	44.20%	(11.47)%	6.58%	(15.44)%

Portfolio turnover rate[3]	43%	95%	87%	108%	93%	80%

Net assets, end of period (in thousands)	$2,797	$3,018	$2,561	$656	$6,985	$7,645

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.24%	2.24%	2.11%	2.18%	2.12%	2.20%
Expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.06%	0.49%	(0.09)%	(0.59)%	1.61%	0.46%
Net investment income (loss) after reimbursements	1.53%	0.96%	0.25%	(0.18)%	1.96%	0.89%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Class C

	Six Months Ended April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value at beginning of period	$8.03	$9.75	$6.82	$7.80	$7.47	$9.82

Income (loss) from investment operations:
Net investment income (loss)	(0.09)	0.02 [1]	(0.03)[1]	0.01 [1]	0.02	0.03
Net realized and unrealized gain (loss)	0.28	(1.62)	2.97	(0.96)	0.42	(1.48)

Total from investment operations	0.19	(1.60)	2.94	(0.95)	0.44	(1.45)

Less distributions:

From net investment income	(—)[5]	(0.12)	(0.01)	(0.03)	(0.11)	(0.05)
From net realized gain	—	—	—	—	—	(0.82)
Tax return of capital	—	—	—	—	—	(0.03)

Total distributions	—	(0.12)	(0.01)	(0.03)	(0.11)	(0.90)

Net asset value at end of period	$8.22	$8.03	$9.75	$6.82	$7.80	$7.47

Total return[2]	2.43%	(16.58)%	43.13%	(12.13)%	5.87%	(16.30)%

Portfolio turnover rate[3]	43%	95%	87%	108%	93%	80%

Net assets, end of period (in thousands)	$215	$293	$209	$286	$305	$408

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.99%	3.00%	2.89%	3.01%	2.88%	2.94%
Expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.56%	(0.21)%	(0.77)%	(0.41)%	0.48%	(0.18)%
Net investment income (loss) after reimbursements	1.03%	0.27%	(0.40)%	0.08%	0.84%	0.24%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Institutional Class

	Six Months Ended April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value at beginning of period	$9.73	$11.77	$8.20	$9.32	$8.86	$11.38

Income (loss) from investment operations:
Net investment income	0.09	0.11 [1]	0.06 [1]	0.09 [1]	0.16	0.12
Net realized and unrealized gain (loss)	0.20	(1.95)	3.58	(1.13)	0.46	(1.69)

Total from investment operations	0.29	(1.84)	3.64	(1.04)	0.62	(1.57)

Less distributions:

From net investment income	(0.03)	(0.20)	(0.07)	(0.08)	(0.16)	(0.08)
From net realized gain	—	—	—	—	—	(0.82)
Tax return of capital	—	—	—	—	—	(0.05)

Total distributions	(0.03)	(0.20)	(0.07)	(0.08)	(0.16)	(0.95)

Net asset value at end of period	$9.99	$9.73	$11.77	$8.20	$9.32	$8.86

Total return[2]	3.01%	(15.78)%	44.50%	(11.17)%	6.97%	(15.11)%

Portfolio turnover rate[3]	43%	95%	87%	108%	93%	80%

Net assets, end of period (in thousands)	$67,898	$69,320	$77,540	$53,053	$81,047	$77,788

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.99%	1.98%	1.88%	2.00%	1.88%	1.95%
Expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income to average net assets:
Net investment income before reimbursements	1.44%	0.64%	0.23%	0.58%	1.39%	0.78%
Net investment income after reimbursements	1.91%	1.10%	0.59%	1.06%	1.75%	1.21%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Class A

	Six Months Ended April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value at beginning of period	$8.29	$16.77	$13.08	$11.18	$9.38	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.13	(0.06)[1]	0.08	0.05	0.01
Net realized and unrealized gain (loss)	1.53	(5.67)	4.07	1.84	1.97	(1.55)

Total from investment operations	1.56	(5.54)	4.01	1.92	2.02	(1.54)

Less distributions:

From net investment income	(0.04)	(0.09)	(0.10)	(0.02)	(0.22)	(0.23)
From net realized gain	—	(2.83)	(0.22)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	(0.01)

Total distributions	(0.04)	(2.94)	(0.32)	(0.02)	(0.22)	(0.24)

Net asset value at end of period	$9.81	$8.29	$16.77	$13.08	$11.18	$9.38

Total return[2]	18.81%	(39.01)%	30.92%	17.21%	21.66%	(14.16)%

Portfolio turnover rate[3]	44%	85%	77%	76%	76%	113%

Net assets, end of period (in thousands)	$4,598	$3,081	$3,872	$1,394	$641	$303

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.66%	1.65%	1.56%	1.81%	1.91%	2.19%
Expenses after reimbursements	1.37%	1.42%	1.42%	1.42%	1.42%	1.42%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.26%	0.75%	(0.48)%	(0.42)%	(0.01)%	(0.06)%
Net investment income (loss) after reimbursements	0.55%	0.98%	(0.34)%	(0.03)%	0.48%	0.71%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Class C

	Six Months Ended April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value at beginning of period	$7.70	$15.80	$12.39	$10.64	$8.96	$10.73

Income (loss) from investment operations:
Net investment income (loss)	— [1,5]	0.02	(0.16)[1]	(0.10)	(0.04)	(0.13)
Net realized and unrealized gain (loss)	1.42	(5.25)	3.86	1.85	1.91	(1.44)

Total from investment operations	1.42	(5.23)	3.70	1.75	1.87	(1.57)

Less distributions:

From net investment income	(0.01)	(0.03)	(0.07)	—	(0.19)	(0.19)
From net realized gain	—	(2.83)	(0.22)	—	—	—
Tax return of capital	—	(0.01)	—	—	—	(0.01)

Total distributions	(0.01)	(2.87)	(0.29)	—	(0.19)	(0.20)

Net asset value at end of period	$9.11	$7.70	$15.80	$12.39	$10.64	$8.96

Total return[2]	18.39%	(39.46)%	30.13%	16.45%	20.89%	(14.92)%

Portfolio turnover rate[3]	44%	85%	77%	76%	76%	113%

Net assets, end of period (in thousands)	$80	$105	$107	$2	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.42%	2.42%	2.29%	2.49%	2.66%	2.96%
Expenses after reimbursements	2.12%	2.17%	2.17%	2.17%	2.17%	2.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.28)%	0.12%	(1.11)%	(1.22)%	(0.95)%	(1.25)%
Net investment income (loss) after reimbursements	0.02%	0.37%	(0.99)%	(0.90)%	(0.46)%	(0.46)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Institutional Class
	Six Months Ended April 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2022	2021	2020	2019	2018

Net asset value at beginning of period	$7.97	$16.23	$12.65	$10.81	$9.06	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.17	(0.02)[1]	0.11	0.06	0.07
Net realized and unrealized gain (loss)	1.47	(5.47)	3.92	1.77	1.93	(1.54)

Total from investment operations	1.51	(5.30)	3.90	1.88	1.99	(1.47)

Less distributions:

From net investment income	(0.05)	(0.11)	(0.10)	(0.04)	(0.24)	(0.24)
From net realized gain	—	(2.83)	(0.22)	—	—	—
Tax return of capital	—	(0.02)	—	—	—	(0.01)

Total distributions	(0.05)	(2.96)	(0.32)	(0.04)	(0.24)	(0.25)

Net asset value at end of period	$9.43	$7.97	$16.23	$12.65	$10.81	$9.06

Total return[2]	18.94%	(38.85)%	31.24%	17.41%	22.05%	(14.01)%

Portfolio turnover rate[3]	44%	85%	77%	76%	76%	113%

Net assets, end of period (in thousands)	$106,018	$90,921	$116,727	$82,385	$35,011	$24,162

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.42%	1.41%	1.32%	1.56%	1.66%	1.95%
Expenses after reimbursements	1.12%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.50%	1.10%	(0.26)%	(0.22)%	0.09%	0.10%
Net investment income (loss) after reimbursements	0.80%	1.34%	(0.11)%	0.17%	0.58%	0.88%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.61	$14.91	$12.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.01	(0.09)	(0.01)
Net realized and unrealized gain (loss)	1.68	(5.27)	3.04	2.06

Total from investment operations	1.67	(5.26)	2.95	2.05

Less distributions:

From net investment income	(0.03)	—	(0.09)	—
From net realized gain	—	(2.03)	—	—
Tax return of capital	—	(0.01)	—	—

Total distributions	(0.03)	(2.04)	(0.09)	—

Net asset value at end of period	$9.25	$7.61	$14.91	$12.05

Total return[2]	22.09%	(40.26)%	24.50%	20.50%

Portfolio turnover rate[3]	25%	49%	55%	45%

Net assets, end of period (in thousands)	$1	$1	$2	$1

Ratios to average net assets:[4]

Total expenses to average net assets:
Expenses before reimbursements	2.49%	2.49%	2.39%	4.16%
Expenses after reimbursements	1.37%	1.42%	1.42%	1.42%

Net investment loss to average net assets:
Net investment loss before reimbursements	(1.48)%	(1.12)%	(1.56)%	(2.89)%
Net investment loss after reimbursements	(0.36)%	(0.05)%	(0.59)%	(0.15)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.47	$14.77	$12.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.04)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.66	(5.23)	3.05	2.06

Total from investment operations	1.61	(5.27)	2.85	2.00

Less distributions:

From net investment income	(0.01)	—	(0.08)	—
From net realized gain	—	(2.03)	—	—
Tax return of capital	—	—	—	—

Total distributions	(0.01)	(2.03)	(0.08)	—

Net asset value at end of period	$9.07	$7.47	$14.77	$12.00

Total return[2]	21.60%	(40.76)%	23.81%	20.00%

Portfolio turnover rate[3]	25%	49%	55%	45%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.22%	3.22%	3.14%	4.77%
Expenses after reimbursements	2.12%	2.17%	2.17%	2.17%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.22)%	(1.85)%	(2.32)%	(3.50)%
Net investment loss after reimbursements	(1.12)%	(0.80)%	(1.35)%	(0.90)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.65	$14.96	$12.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(—)[5]	0.03	(0.05)	0.01
Net realized and unrealized gain (loss)	1.70	(5.29)	3.04	2.05

Total from investment operations	1.70	(5.26)	2.99	2.06

Less distributions:

From net investment income	(0.04)	—	(0.09)	(—)[5]
From net realized gain	—	(2.03)	—	—
Tax return of capital	—	(0.02)	—	—

Total distributions	(0.04)	(2.05)	(0.09)	—

Net asset value at end of period	$9.31	$7.65	$14.96	$12.06

Total return[2]	22.19%	(40.10)%	24.82%	20.60%

Portfolio turnover rate[3]	25%	49%	55%	45%

Net assets, end of period (in thousands)	$10,852	$8,884	$15,041	$12,062

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.14%	2.12%	2.16%	3.68%
Expenses after reimbursements	1.12%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.08)%	(0.74)%	(1.34)%	(2.41)%
Net investment income (loss) after reimbursements	(0.06)%	0.21%	(0.35)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.29	0.38	0.14
Net realized and unrealized gain (loss)	0.34	(1.48)	(0.35)	0.19

Total from investment operations	0.50	(1.19)	0.03	0.33

Less distributions:

From net investment income	(0.19)	(0.29)	(0.38)	(0.15)
From net realized gain	—	(—)[2]	(0.03)	—
Tax return of capital	—	—	—	—

Total distributions	(0.19)	(0.29)	(0.41)	(0.15)

Net asset value at end of period	$8.63	$8.32	$9.80	$10.18

Total return[3]	6.11%	(12.27)%	0.20%	3.30%

Portfolio turnover rate[4]	39%	52%	43%	12%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.96%	2.05%	1.71%	4.87%
Expenses after reimbursements	0.92%	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	2.81%	2.06%	2.88%	0.05%
Net investment income after reimbursements	3.85%	3.19%	3.67%	4.00%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.22	0.30	0.12
Net realized and unrealized gain (loss)	0.34	(1.48)	(0.35)	0.18

Total from investment operations	0.47	(1.26)	(0.05)	0.30

Less distributions:

From net investment income	(0.16)	(0.22)	(0.30)	(0.12)
From net realized gain	—	(—)[2]	(0.03)	—
Tax return of capital	—	—	—	—

Total distributions	(0.16)	(0.22)	(0.33)	(0.12)

Net asset value at end of period	$8.63	$8.32	$9.80	$10.18

Total return[3]	5.71%	(12.94)%	(0.57)%	3.03%

Portfolio turnover rate[4]	39%	52%	43%	12%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.65%	2.72%	2.42%	5.60%
Expenses after reimbursements	1.67%	1.67%	1.67%	1.67%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.11%	1.39%	2.16%	(0.68)%
Net investment income after reimbursements	3.09%	2.44%	2.91%	3.25%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$8.32	$9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.30	0.40	0.16
Net realized and unrealized gain (loss)	0.35	(1.48)	(0.35)	0.18

Total from investment operations	0.52	(1.18)	0.05	0.34

Less distributions:

From net investment income	(0.20)	(0.30)	(0.40)	(0.16)
From net realized gain	—	(—)[2]	(0.03)	—
Tax return of capital	—	—	—	—

Total distributions	(0.20)	(0.30)	(0.43)	(0.16)

Net asset value at end of period	$8.64	$8.32	$9.80	$10.18

Total return[3]	6.31%	(12.16)%	0.40%	3.43%

Portfolio turnover rate[4]	39%	52%	43%	12%

Net assets, end of period (in thousands)	$9,519	$8,996	$10,286	$10,317

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.53%	1.48%	1.38%	4.58%
Expenses after reimbursements	0.67%	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	3.18%	2.54%	3.21%	0.29%
Net investment income after reimbursements	4.04%	3.35%	3.92%	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.
[2]	Amount is less than $0.005 per share.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.52	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.30	0.32	0.03
Net realized and unrealized gain (loss)	0.60	(2.37)	0.06	(0.15)

Total from investment operations	0.76	(2.07)	0.38	(0.12)

Less distributions:

From net investment income	(0.23)	(0.31)	(0.33)	(0.03)
From net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(0.23)	(0.31)	(0.33)	(0.03)

Net asset value at end of period	$8.05	$7.52	$9.90	$9.85

Total return[2]	10.17%	(21.27)%	3.85%	(1.19)%

Portfolio turnover rate[3]	10%	53%	44%	3%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.70%	1.56%	1.77%	4.88%
Expenses after reimbursements	0.97%	0.97%	0.97%	0.97%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	3.44%	2.87%	2.42%	(1.27)%
Net investment income after reimbursements	4.17%	3.46%	3.22%	2.64%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.52	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.24	0.25	0.02
Net realized and unrealized gain (loss)	0.59	(2.38)	0.05	(0.15)

Total from investment operations	0.73	(2.14)	0.30	(0.13)

Less distributions:

From net investment income	(0.20)	(0.24)	(0.25)	(0.02)
From net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(0.20)	(0.24)	(0.25)	(0.02)

Net asset value at end of period	$8.05	$7.52	$9.90	$9.85

Total return[2]	9.80%	(21.84)%	3.08%	(1.26)%

Portfolio turnover rate[3]	10%	53%	44%	3%

Net assets, end of period (in thousands)	$1	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.16%	2.12%	2.49%	5.62%
Expenses after reimbursements	1.72%	1.72%	1.72%	1.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	3.06%	2.34%	1.70%	(2.02)%
Net investment income after reimbursements	3.50%	2.74%	2.47%	1.88%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$7.53	$9.90	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.32	0.35	0.03
Net realized and unrealized gain (loss)	0.59	(2.37)	0.05	(0.15)

Total from investment operations	0.76	(2.05)	0.40	(0.12)

Less distributions:

From net investment income	(0.23)	(0.32)	(0.35)	(0.03)
From net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(0.23)	(0.32)	(0.35)	(0.03)

Net asset value at end of period	$8.06	$7.53	$9.90	$9.85

Total return[2]	10.21%	(21.02)%	4.03%	(1.16)%

Portfolio turnover rate[3]	10%	53%	44%	3%

Net assets, end of period (in thousands)	$17,614	$16,042	$20,442	$19,757

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.25%	1.19%	1.48%	4.43%
Expenses after reimbursements	0.72%	0.72%	0.72%	0.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	3.75%	3.21%	2.66%	(0.92)%
Net investment income after reimbursements	4.28%	3.68%	3.42%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class A

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.36	0.29
Net realized and unrealized gain (loss)	0.25	(2.83)	(0.89)

Total from investment operations	0.41	(2.47)	(0.60)

Less distributions:

From net investment income	(0.24)	(0.36)	(0.29)
From net realized gain	—	(0.02)	—
Tax return of capital	—	—	—

Total distributions	(0.24)	(0.38)	(0.29)

Net asset value at end of period	$6.43	$6.26	$9.11

Total return[2]	6.61%	(27.67)%	(6.11)%

Portfolio turnover rate[3]	17%	34%	15%

Net assets, end of period (in thousands)	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.11%	2.59%	3.35%
Expenses after reimbursements	1.12%	1.12%	1.12%

Net investment income to average net assets:
Net investment income before reimbursements	4.00%	3.26%	2.26%
Net investment income after reimbursements	4.99%	4.73%	4.49%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class C

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.30	0.24
Net realized and unrealized gain (loss)	0.25	(2.82)	(0.88)

Total from investment operations	0.39	(2.52)	(0.64)

Less distributions:

From net investment income	(0.22)	(0.31)	(0.25)
From net realized gain	—	(0.02)	—
Tax return of capital	—	—	—

Total distributions	(0.22)	(0.33)	(0.25)

Net asset value at end of period	$6.43	$6.26	$9.11

Total return[2]	6.30%	(28.23)%	(6.55)%

Portfolio turnover rate[3]	17%	34%	15%

Net assets, end of period (in thousands)	$1	$1	$1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.11%	3.32%	4.10%
Expenses after reimbursements	1.87%	1.87%	1.87%

Net investment income to average net assets:
Net investment income before reimbursements	3.06%	2.53%	1.52%
Net investment income after reimbursements	4.30%	3.98%	3.75%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Institutional Class

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$6.26	$9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.37	0.31
Net realized and unrealized gain (loss)	0.26	(2.83)	(0.89)

Total from investment operations	0.43	(2.46)	(0.58)

Less distributions:

From net investment income	(0.25)	(0.37)	(0.31)
From net realized gain	—	(0.02)	—
Tax return of capital	—	—	—

Total distributions	(0.25)	(0.39)	(0.31)

Net asset value at end of period	$6.44	$6.26	$9.11

Total return[2]	6.91%	(27.56)%	(5.96)%

Portfolio turnover rate[3]	17%	34%	15%

Net assets, end of period (in thousands)	$7,136	$6,720	$9,356

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.96%	2.12%	3.08%
Expenses after reimbursements	0.87%	0.87%	0.87%

Net investment income to average net assets:
Net investment income before reimbursements	4.18%	3.66%	2.52%
Net investment income after reimbursements	5.27%	4.91%	4.73%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2021.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $5,840,270)
Angola (Rep of), 8.250%, 05/09/2028		825,000	$721,413	0.15
Angola (Rep of), 8.000%, 11/26/2029		1,271,000	1,067,640	0.21
Angola (Rep of), 8.750%, 04/14/2032		814,000	672,706	0.14
Angola (Rep of), 9.375%, 05/08/2048		2,501,000	1,912,765	0.38
Angola (Rep of), 9.125%, 11/26/2049		1,080,000	804,474	0.16
			5,178,998	1.04

Argentina (Cost $16,506,417)
Argentina (Rep of), 1.000%, 07/09/2029		1,608,920	378,046	0.07
Argentina (Rep of), (Step to 0.750% on 07/09/2023), 0.500%, 07/09/2030[2]		19,073,451	4,619,910	0.93
Argentina (Rep of), (Step to 3.625% on 07/09/2023), 1.500%, 07/09/2035[2]		11,867,271	2,625,347	0.53
Argentina (Rep of), (Step to 4.250% on 07/09/2023), 3.875%, 01/09/2038[2]		2,622,373	720,441	0.14
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		4,313,926	1,075,125	0.22
YPF S.A., 9.000%, 02/12/2026		507,692	480,032	0.10
YPF S.A., 9.000%, 06/30/2029		780,000	622,209	0.12
			10,521,110	2.11

Azerbaijan (Cost $2,963,146)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		1,491,000	1,531,883	0.31
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,191,000	1,233,305	0.25
			2,765,188	0.56

Bahrain (Cost $2,780,955)
Bahrain (Rep of), 7.500%, 09/20/2047		1,348,000	1,217,996	0.24
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		737,000	747,833	0.15
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		750,000	789,375	0.16
			2,755,204	0.55

Brazil (Cost $73,261,777)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		2,715,000	2,463,862	0.50
Brazil (Rep of), 4.250%, 01/07/2025		2,121,000	2,095,411	0.42
Brazil (Rep of), 2.875%, 06/06/2025		1,505,000	1,440,621	0.29
Brazil (Rep of), 6.000%, 04/07/2026		830,000	859,279	0.17
Brazil (Rep of), 4.625%, 01/13/2028		820,000	802,873	0.16
Brazil (Rep of), 8.250%, 01/20/2034		518,000	596,015	0.12
Brazil (Rep of), 5.000%, 01/27/2045		1,251,000	982,829	0.20
Brazil (Rep of), 5.625%, 02/21/2047		739,000	624,025	0.13
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[4]	BRL	78,458,000	12,334,082	2.48
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[4]	BRL	18,185,000	2,551,248	0.51
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	86,318,000	16,393,979	3.29

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	49,838,000	$9,155,211	1.84
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,289,946	991,283	0.20
Oi S.A., 0.000%, 07/15/2024[5,6,7]		2,145,455	2,145,455	0.43
Oi S.A., 10.000%, (100% Cash), 07/27/2025[6,8]		23,583,000	1,753,986	0.35
			55,190,159	11.09

Chile (Cost $10,882,754)
Chile (Rep of), 2.750%, 01/31/2027		273,000	257,562	0.05
Chile (Rep of), 3.240%, 02/06/2028		493,000	471,936	0.10
Chile (Rep of), 2.550%, 07/27/2033		547,000	457,801	0.09
Chile (Rep of), 3.100%, 05/07/2041		1,728,000	1,331,748	0.27
Chile (Rep of), 3.500%, 01/25/2050		200,000	153,945	0.03
Chile (Rep of), 3.100%, 01/22/2061		1,327,000	886,143	0.18
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,009,000	1,003,652	0.20
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		390,000	356,295	0.07
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	314,695	0.06
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		979,000	825,821	0.17
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		446,000	311,259	0.06
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		1,081,000	940,470	0.19
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		530,000	500,114	0.10
Empresa Nacional del Petroleo, 3.450%, 09/16/2031		200,000	168,588	0.03
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		617,000	475,412	0.10
Latam Airlines Group S.A., 13.375%, 10/15/2029		750,000	787,410	0.16
			9,242,851	1.86

China (Cost $87,353,354)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		5,665,000	2,810,570	0.56
Agile Group Holdings Ltd., 5.500%, 04/21/2025		200,000	90,209	0.02
Central China Real Estate Ltd., 7.250%, 04/24/2023[8,9]		2,070,000	541,840	0.11
Central China Real Estate Ltd., 7.650%, 08/27/2023		2,500,000	552,576	0.11
Central China Real Estate Ltd., 7.900%, 11/07/2023		1,910,000	391,925	0.08
Central China Real Estate Ltd., 7.750%, 05/24/2024		3,100,000	623,403	0.13
Central China Real Estate Ltd., 7.250%, 08/13/2024		740,000	132,242	0.03
CFLD Cayman Investment Ltd., 0.000%, 01/31/2031[4,10]		563,003	19,705	—
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[10]		10,830,024	1,351,335	0.27
China (Rep of), 2.750%, 02/17/2032	CNY	16,430,000	2,357,714	0.47
China Evergrande Group, 8.250%, 03/23/2022[8,9]		2,055,000	131,805	0.03
China Evergrande Group, 11.500%, 01/22/2023[8,9]		2,800,000	178,962	0.04
China Evergrande Group, 7.500%, 06/28/2023[8]		10,500,000	671,215	0.13
China Evergrande Group, 10.500%, 04/11/2024[8]		2,300,000	150,650	0.03
China Evergrande Group, 8.750%, 06/28/2025[8]		2,745,000	179,798	0.04
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		1,840,000	1,021,200	0.21
CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024[8]		380,000	56,149	0.01
CIFI Holdings Group Co. Ltd., 6.000%, 07/16/2025[8]		1,300,000	191,447	0.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[8]		1,936,000	$286,715	0.06
CIFI Holdings Group Co. Ltd., 5.250%, 05/13/2026[8]		3,374,000	496,874	0.10
CIFI Holdings Group Co. Ltd., 4.375%, 04/12/2027[8]		801,000	116,920	0.02
CIFI Holdings Group Co. Ltd., 4.800%, 05/17/2028[8]		470,000	68,738	0.01
Country Garden Holdings Co. Ltd., 5.625%, 01/14/2030		1,965,000	860,247	0.17
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[8,9]		4,515,000	428,497	0.09
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[8,9]		5,635,000	534,606	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[8,9]		1,189,000	118,900	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[8,9]		2,175,000	206,348	0.04
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022[8,9]		1,260,000	118,162	0.02
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[8,9]		3,500,000	328,227	0.07
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022[8,9]		1,300,000	117,000	0.02
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[8,9]		1,700,000	169,054	0.03
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[8]		2,500,000	239,949	0.05
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[8]		2,600,000	249,547	0.05
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[8]		2,000,000	191,959	0.04
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026[8]		1,300,000	124,456	0.02
KWG Group Holdings Ltd., 6.000%, 01/14/2024		1,200,000	490,618	0.10
Scenery Journey Ltd., 11.500%, 10/24/2022[8,9]		3,140,000	305,204	0.06
Scenery Journey Ltd., 12.000%, 10/24/2023[8]		1,880,000	182,787	0.04
Scenery Journey Ltd., 13.750%, 11/06/2023[8]		500,000	45,250	0.01
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[8,9]		200,000	25,000	0.01
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		710,000	703,775	0.14
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		980,000	885,285	0.18
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		231,000	176,104	0.04
Sunac China Holdings Ltd., 7.250%, 06/14/2022[8,9]		3,157,000	632,858	0.13
Sunac China Holdings Ltd., 7.950%, 08/08/2022[8,9]		3,200,000	641,478	0.13
Sunac China Holdings Ltd., 8.350%, 04/19/2023[8,9]		4,040,000	813,291	0.16
Sunac China Holdings Ltd., 7.950%, 10/11/2023[8]		3,900,000	781,802	0.16
Sunac China Holdings Ltd., 7.500%, 02/01/2024[8]		200,000	40,092	0.01
Sunac China Holdings Ltd., 5.950%, 04/26/2024[8]		1,660,000	332,767	0.07
Sunac China Holdings Ltd., 6.650%, 08/03/2024[8]		475,000	95,219	0.02
Sunac China Holdings Ltd., 6.500%, 01/10/2025[8]		450,000	90,208	0.02
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[8,9]		1,000,000	65,500	0.01
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023[8,9]		5,620,000	368,110	0.07
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[8]		1,595,000	104,473	0.02
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[8]		3,962,000	262,722	0.05
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/26/2024[8]		425,000	28,237	0.01
Yuzhou Group Holdings Co. Ltd., 7.700%, 02/20/2025[8]		1,080,000	71,756	0.01
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026[8]		5,250,000	348,814	0.07
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[8]		1,330,000	88,366	0.02
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[8]		2,620,000	174,075	0.03

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[8,9]		1,110,000	$74,925	0.02
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[8,9]		1,532,000	91,920	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[8]		400,000	24,200	—
Zhenro Properties Group Ltd., 14.724%, 06/01/2023[8]		1,360,000	78,200	0.02
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[8]		3,158,000	189,480	0.04
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[8]		387,000	23,220	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[8]		3,591,000	215,460	0.04
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[8]		4,406,000	264,360	0.05
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[8]		8,407,000	504,420	0.10
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[8]		2,065,000	123,900	0.02
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[8]		5,713,000	342,780	0.07
			25,795,600	5.18

Colombia (Cost $14,815,699)
Colombia (Rep of), 3.875%, 04/25/2027		1,183,000	1,065,349	0.22
Colombia (Rep of), 7.375%, 09/18/2037		977,000	907,102	0.18
Colombia (Rep of), 5.625%, 02/26/2044		1,530,000	1,113,801	0.22
Colombia (Rep of), 5.000%, 06/15/2045		544,000	364,940	0.07
Colombia (Rep of), 4.125%, 05/15/2051		813,000	480,398	0.10
Colombian TES, 7.500%, 08/26/2026	COP	5,307,300,000	1,013,123	0.20
Colombian TES, 5.750%, 11/03/2027	COP	9,276,700,000	1,594,176	0.32
Colombian TES, 6.000%, 04/28/2028	COP	6,214,400,000	1,059,740	0.21
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	159,787	0.03
Colombian TES, 13.250%, 02/09/2033	COP	2,965,300,000	672,250	0.14
Colombian TES, 7.250%, 10/18/2034	COP	8,973,300,000	1,358,909	0.27
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	1,465,064	0.30
			11,254,639	2.26

Costa Rica (Cost $2,060,049)
Costa Rica (Rep of), 6.125%, 02/19/2031		841,000	845,260	0.17
Costa Rica (Rep of), 6.550%, 04/03/2034		369,000	375,304	0.08
Costa Rica (Rep of), 5.625%, 04/30/2043		710,000	617,521	0.12
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	196,936	0.04
			2,035,021	0.41

Croatia (Cost $1,942,770)
Croatia (Rep of), 6.000%, 01/26/2024		1,894,000	1,904,356	0.38
			1,904,356	0.38

Czech Republic (Cost $8,684,356)
Czech (Rep of), 2.500%, 08/25/2028	CZK	24,570,000	1,027,741	0.21
Czech (Rep of), 2.750%, 07/23/2029	CZK	72,900,000	3,051,390	0.61
Czech (Rep of), 0.050%, 11/29/2029	CZK	18,410,000	636,095	0.13
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,580,000	57,538	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	14,820,000	549,672	0.11
Czech (Rep of), 2.000%, 10/13/2033	CZK	8,260,000	303,384	0.06
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	284,290	0.06

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
New World Resources N.V., 8.000%, 04/07/2020[8,9,11]	EUR	1,938,518	$—	—
New World Resources N.V., 4.000%, 10/07/2020[8,9,11]	EUR	669,526	—	—
			5,910,110	1.19

Dominican Republic (Cost $12,553,751)
Dominican (Rep of), 5.500%, 01/27/2025		614,000	607,579	0.12
Dominican (Rep of), 6.875%, 01/29/2026		1,288,000	1,311,952	0.26
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	544,595	0.11
Dominican (Rep of), 6.000%, 07/19/2028		710,000	699,921	0.14
Dominican (Rep of), 5.500%, 02/22/2029		483,000	459,606	0.09
Dominican (Rep of), 4.875%, 09/23/2032		2,764,000	2,379,779	0.48
Dominican (Rep of), 13.625%, 02/03/2033[10]	DOP	15,000,000	321,539	0.06
Dominican (Rep of), 5.300%, 01/21/2041		1,173,000	923,565	0.19
Dominican (Rep of), 6.850%, 01/27/2045		363,000	326,101	0.07
Dominican (Rep of), 6.500%, 02/15/2048		367,000	312,684	0.06
Dominican (Rep of), 6.400%, 06/05/2049		403,000	337,786	0.07
Dominican (Rep of), 5.875%, 01/30/2060		3,530,000	2,689,623	0.54
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026[10]	DOP	18,550,000	347,855	0.07
			11,262,585	2.26

Ecuador (Cost $4,008,115)
Ecuador (Rep of), (Step to 3.500% on 07/31/2023), 2.500%, 07/31/2035[2,10]		4,349,850	1,589,285	0.32
Ecuador (Rep of), (Step to 2.500% on 07/31/2023), 1.500%, 07/31/2040[2]		3,386,968	1,100,765	0.22
			2,690,050	0.54

Egypt (Cost $9,933,809)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	239,918	0.05
Egypt (Rep of), 7.600%, 03/01/2029		795,000	485,316	0.10
Egypt (Rep of), 5.875%, 02/16/2031		1,110,000	591,008	0.12
Egypt (Rep of), 7.625%, 05/29/2032		844,000	472,390	0.10
Egypt (Rep of), 8.500%, 01/31/2047		2,028,000	1,066,282	0.21
Egypt (Rep of), 7.903%, 02/21/2048		1,744,000	876,970	0.18
Egypt (Rep of), 8.700%, 03/01/2049		1,780,000	943,934	0.19
Egypt (Rep of), 8.875%, 05/29/2050		1,443,000	765,171	0.15
Egypt (Rep of), 8.750%, 09/30/2051		1,057,000	555,728	0.11
Egypt (Rep of), 8.150%, 11/20/2059		200,000	101,648	0.02
			6,098,365	1.23

Gabon (Cost $1,366,283)
Gabon (Rep of), 6.625%, 02/06/2031		1,815,000	1,335,404	0.27
			1,335,404	0.27

Ghana (Cost $8,398,834)
Ghana (Rep of), 6.375%, 02/11/2027[8]		2,107,000	784,857	0.16
Ghana (Rep of), 7.750%, 04/07/2029[8]		606,000	221,311	0.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ghana (continued)
Ghana (Rep of), 7.625%, 05/16/2029[8]		2,879,000	$1,053,576	0.21
Ghana (Rep of), 8.125%, 03/26/2032[8]		633,000	232,953	0.05
Ghana (Rep of), 8.625%, 04/07/2034[8]		1,441,000	532,046	0.11
Ghana (Rep of), 7.875%, 02/11/2035[8]		438,000	161,710	0.03
Ghana (Rep of), 8.875%, 05/07/2042[8]		1,740,000	607,260	0.12
Ghana (Rep of), 8.950%, 03/26/2051[8]		273,000	95,468	0.02
Tullow Oil PLC, 7.000%, 03/01/2025		2,170,000	1,320,421	0.26
Tullow Oil PLC, 10.250%, 05/15/2026		1,697,000	1,325,357	0.27
			6,334,959	1.27

Guatemala (Cost $1,394,627)
Guatemala (Rep of), 5.375%, 04/24/2032		242,000	235,222	0.05
Guatemala (Rep of), 4.650%, 10/07/2041		408,000	332,987	0.07
Guatemala (Rep of), 6.125%, 06/01/2050		665,000	622,187	0.12
			1,190,396	0.24

Hungary (Cost $5,169,451)
Hungary (Rep of), 5.375%, 03/25/2024		1,224,000	1,224,497	0.24
Hungary (Rep of), 6.750%, 10/22/2028	HUF	216,810,000	585,823	0.12
Hungary (Rep of), 3.000%, 08/21/2030	HUF	443,460,000	955,880	0.19
Hungary (Rep of), 2.125%, 09/22/2031		564,000	439,322	0.09
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	428,376	0.09
Hungary (Rep of), 3.125%, 09/21/2051		630,000	389,349	0.08
			4,023,247	0.81

India (Cost $1,859,590)
Export-Import Bank of India, 3.375%, 08/05/2026		440,000	417,116	0.08
Export-Import Bank of India, 2.250%, 01/13/2031		589,000	479,733	0.10
Export-Import Bank of India, 5.500%, 01/18/2033		851,000	863,444	0.17
			1,760,293	0.35

Indonesia (Cost $32,785,992)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	45,715,000,000	3,181,172	0.64
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	19,857,000,000	1,382,893	0.28
Indonesia (Rep of), 4.150%, 09/20/2027		420,000	416,752	0.08
Indonesia (Rep of), 4.550%, 01/11/2028		917,000	923,115	0.19
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	6,882,000,000	471,949	0.09
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	866,819	0.17
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	23,273,000,000	1,733,180	0.35
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	7,151,000,000	500,771	0.10
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	12,825,000,000	930,941	0.19
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	16,566,000,000	1,280,509	0.26
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	21,271,000,000	1,500,107	0.30
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	959,572	0.19
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	10,880,000,000	783,801	0.16
Indonesia (Rep of), 8.500%, 10/12/2035		624,000	821,829	0.16
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	10,391,000,000	789,482	0.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 6.625%, 02/17/2037		751,000	$872,260	0.18
Indonesia (Rep of), 7.750%, 01/17/2038		971,000	1,231,311	0.25
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	613,827	0.12
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	12,332,000,000	953,919	0.19
Indonesia (Rep of), 5.250%, 01/17/2042		833,000	843,423	0.17
Indonesia (Rep of), 5.950%, 01/08/2046		866,000	939,175	0.19
Indonesia (Rep of), 5.250%, 01/08/2047		546,000	549,720	0.11
Indonesia (Rep of), 4.750%, 07/18/2047		750,000	714,478	0.14
Indonesia (Rep of), 4.200%, 10/15/2050		976,000	850,596	0.17
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		899,000	896,707	0.18
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		200,000	181,025	0.04
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		576,000	569,261	0.11
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	326,378	0.07
Pertamina Persero PT, 6.450%, 05/30/2044		631,000	655,386	0.13
Pertamina Persero PT, 6.500%, 11/07/2048		367,000	377,384	0.08
Pertamina Persero PT, 4.175%, 01/21/2050		622,000	485,566	0.10
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		217,000	217,377	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		929,000	936,709	0.19
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		453,000	459,841	0.09
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		298,000	240,722	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 10/24/2042		620,000	558,868	0.11
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		388,000	339,157	0.07
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,272,000	1,240,306	0.25
			31,596,288	6.35

Ivory Coast (Cost $3,949,250)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	1,089,000	974,368	0.20
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	947,000	788,639	0.16
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	999,000	795,591	0.16
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	965,000	712,008	0.14
			3,270,606	0.66

Jamaica (Cost $993,981)
Jamaica (Rep of), 7.875%, 07/28/2045		750,000	874,211	0.18
			874,211	0.18

Kazakhstan (Cost $1,738,092)
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,217,000	1,292,712	0.26
			1,292,712	0.26

Lebanon (Cost $12,091,493)
Lebanon (Rep of), 6.375%, 03/09/2020[8,9]		1,855,000	109,445	0.02
Lebanon (Rep of), 5.800%, 04/14/2020[8,9]		1,719,000	101,421	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[8,9]		3,148,000	188,880	0.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 8.250%, 04/12/2021[8,9]		1,610,000	$96,600	0.02
Lebanon (Rep of), 6.100%, 10/04/2022[8,9]		4,808,000	283,672	0.06
Lebanon (Rep of), 6.000%, 01/27/2023[8,9]		1,000	57	—
Lebanon (Rep of), 6.600%, 11/27/2026[8]		1,089,000	62,117	0.01
Lebanon (Rep of), 6.850%, 03/23/2027[8]		2,314,000	131,990	0.03
Lebanon (Rep of), 7.000%, 03/23/2032[8]		1,395,000	79,571	0.01
Lebanon (Rep of), 7.050%, 11/02/2035[8]		244,000	13,918	—
Lebanon (Rep of), 7.250%, 03/23/2037[8]		867,000	49,454	0.01
			1,117,125	0.22

Malaysia (Cost $25,247,939)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	54,561,000	12,308,985	2.47
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	4,435,000	1,040,272	0.21
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	565,000	133,050	0.03
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	572,421	0.11
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	4,569,000	1,011,387	0.20
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	2,342,000	520,317	0.10
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	2,888,000	661,020	0.13
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	423,430	0.08
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	430,369	0.09
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	184,908	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	434,444	0.09
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	2,911,000	628,607	0.13
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	329,000	75,623	0.01
Petronas Capital Ltd., 2.480%, 01/28/2032		1,150,000	984,124	0.20
Petronas Capital Ltd., 4.550%, 04/21/2050		1,644,000	1,536,337	0.31
Petronas Capital Ltd., 4.800%, 04/21/2060		718,000	693,384	0.14
Petronas Capital Ltd., 3.404%, 04/28/2061		1,543,000	1,127,074	0.23
			22,765,752	4.57

Mexico (Cost $51,600,799)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,237,624	0.25
Comision Federal de Electricidad, 3.875%, 07/26/2033		536,000	413,578	0.08
Mexican Bonos, 10.000%, 12/05/2024	MXN	9,790,000	538,040	0.11
Mexican Bonos, 5.750%, 03/05/2026	MXN	93,590,000	4,713,153	0.95
Mexican Bonos, 5.500%, 03/04/2027	MXN	125,790,000	6,176,965	1.24
Mexican Bonos, 7.750%, 05/29/2031	MXN	89,490,000	4,669,437	0.94
Mexican Bonos, 7.500%, 05/26/2033	MXN	33,920,000	1,720,252	0.35
Mexican Bonos, 7.750%, 11/23/2034	MXN	32,200,000	1,644,914	0.33
Mexican Bonos, 10.000%, 11/20/2036	MXN	37,020,000	2,243,293	0.45
Mexican Bonos, 8.500%, 11/18/2038	MXN	30,270,000	1,596,913	0.32
Mexican Bonos, 7.750%, 11/13/2042	MXN	47,640,000	2,309,253	0.46
Mexico (Rep of), 5.400%, 02/09/2028		412,000	425,342	0.09
Mexico (Rep of), 2.659%, 05/24/2031		692,000	584,163	0.12
Mexico (Rep of), 4.875%, 05/19/2033		911,000	882,764	0.18
Mexico (Rep of), 6.050%, 01/11/2040		556,000	573,624	0.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 4.750%, 03/08/2044		488,000	$424,393	0.09
Mexico (Rep of), 5.550%, 01/21/2045		807,000	776,905	0.16
Mexico (Rep of), 6.338%, 05/04/2053		545,000	561,926	0.11
Mexico (Rep of), 3.771%, 05/24/2061		2,492,000	1,716,063	0.34
Mexico (Rep of), 3.750%, 04/19/2071		3,044,000	2,066,514	0.41
Mexico (Rep of), 5.750%, 10/12/2110		974,000	866,786	0.17
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,271,882	0.46
Petroleos Mexicanos, 6.750%, 09/21/2047		3,754,000	2,313,472	0.46
Petroleos Mexicanos, 6.350%, 02/12/2048		1,346,000	799,105	0.16
Petroleos Mexicanos, 7.690%, 01/23/2050		4,903,000	3,267,910	0.66
Petroleos Mexicanos, 6.950%, 01/28/2060		5,303,000	3,253,108	0.65
			48,047,379	9.65

Mongolia (Cost $741,539)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		470,000	461,027	0.09
Mongolia (Rep of), 8.650%, 01/19/2028		276,000	278,712	0.06
			739,739	0.15

Morocco (Cost $3,513,819)
Morocco (Rep of), 2.375%, 12/15/2027		723,000	640,094	0.13
Morocco (Rep of), 5.950%, 03/08/2028[10]		453,000	463,772	0.09
Morocco (Rep of), 3.000%, 12/15/2032		774,000	625,036	0.12
Morocco (Rep of), 6.500%, 09/08/2033[10]		850,000	880,486	0.18
Morocco (Rep of), 5.500%, 12/11/2042		533,000	462,449	0.09
Morocco (Rep of), 4.000%, 12/15/2050		410,000	280,827	0.06
			3,352,664	0.67

Nigeria (Cost $4,309,672)
Nigeria (Rep of), 6.500%, 11/28/2027		536,000	426,120	0.09
Nigeria (Rep of), 7.375%, 09/28/2033		1,179,000	813,510	0.16
Nigeria (Rep of), 7.696%, 02/23/2038		963,000	635,580	0.13
Nigeria (Rep of), 7.625%, 11/28/2047		1,957,000	1,216,878	0.24
Nigeria (Rep of), 9.248%, 01/21/2049		480,000	345,600	0.07
			3,437,688	0.69

Oman (Cost $9,191,452)
Oman (Rep of), 4.750%, 06/15/2026		1,444,000	1,416,275	0.28
Oman (Rep of), 6.750%, 10/28/2027		1,645,000	1,732,609	0.35
Oman (Rep of), 6.000%, 08/01/2029		1,411,000	1,440,575	0.29
Oman (Rep of), 6.250%, 01/25/2031		430,000	444,581	0.09
Oman (Rep of), 6.500%, 03/08/2047		1,786,000	1,672,518	0.34
Oman (Rep of), 6.750%, 01/17/2048		1,674,000	1,615,179	0.32
Oman (Rep of), 7.000%, 01/25/2051		830,000	822,737	0.17
			9,144,474	1.84

Pakistan (Cost $7,646,033)
Pakistan (Rep of), 8.250%, 04/15/2024		1,691,000	843,200	0.17

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Pakistan (continued)
Pakistan (Rep of), 8.250%, 09/30/2025		794,000	$325,254	0.06
Pakistan (Rep of), 6.875%, 12/05/2027		1,467,000	514,653	0.10
Pakistan (Rep of), 7.375%, 04/08/2031		2,752,000	928,580	0.19
Pakistan (Rep of), 8.875%, 04/08/2051		2,357,000	777,810	0.16
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		761,000	243,520	0.05
			3,633,017	0.73

Panama (Cost $5,636,190)
Panama (Rep of), 7.125%, 01/29/2026		309,000	327,208	0.07
Panama (Rep of), 8.875%, 09/30/2027		617,000	717,263	0.15
Panama (Rep of), 3.875%, 03/17/2028		266,000	255,899	0.05
Panama (Rep of), 9.375%, 04/01/2029		870,000	1,060,546	0.21
Panama (Rep of), 6.700%, 01/26/2036		1,097,000	1,177,748	0.24
Panama (Rep of), 4.500%, 05/15/2047		460,000	368,331	0.07
Panama (Rep of), 4.300%, 04/29/2053		1,081,000	810,847	0.16
			4,717,842	0.95

Paraguay (Cost $979,992)
Paraguay (Rep of), 4.700%, 03/27/2027		246,000	241,125	0.05
Paraguay (Rep of), 5.400%, 03/30/2050		690,000	586,695	0.12
			827,820	0.17

Peru (Cost $14,310,592)
Peru (Rep of), 7.350%, 07/21/2025		1,323,000	1,393,705	0.28
Peru (Rep of), 5.940%, 02/12/2029	PEN	5,105,000	1,301,956	0.26
Peru (Rep of), 6.950%, 08/12/2031	PEN	4,476,000	1,176,475	0.24
Peru (Rep of), 8.750%, 11/21/2033		2,097,000	2,677,938	0.54
Peru (Rep of), 5.400%, 08/12/2034	PEN	6,591,000	1,498,463	0.30
Peru (Rep of), 3.300%, 03/11/2041		344,000	264,479	0.05
Peru (Rep of), 5.625%, 11/18/2050		739,000	763,291	0.15
Peru (Rep of), 2.780%, 12/01/2060		1,451,000	886,789	0.18
Peru (Rep of), 3.230%, 07/28/2121		635,000	386,314	0.08
Petroleos del Peru S.A., 5.625%, 06/19/2047		2,739,000	1,737,579	0.35
			12,086,989	2.43

Philippines (Cost $8,780,951)
Philippines (Rep of), 10.625%, 03/16/2025		588,000	653,033	0.13
Philippines (Rep of), 9.500%, 02/02/2030		1,278,000	1,636,866	0.33
Philippines (Rep of), 7.750%, 01/14/2031		1,103,000	1,321,847	0.27
Philippines (Rep of), 5.000%, 07/17/2033		274,000	282,603	0.06
Philippines (Rep of), 6.375%, 10/23/2034		991,000	1,118,198	0.22
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	211,355	0.04
Philippines (Rep of), 3.950%, 01/20/2040		2,087,000	1,834,044	0.37
Philippines (Rep of), 2.950%, 05/05/2045		784,000	574,601	0.11
Philippines (Rep of), 4.200%, 03/29/2047		216,000	189,010	0.04
			7,821,557	1.57

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $13,197,909)
Poland (Rep of), 2.500%, 04/25/2024	PLN	28,186,000	$6,565,514	1.32
Poland (Rep of), 2.500%, 07/25/2026	PLN	1,468,000	317,521	0.06
Poland (Rep of), 0.250%, 10/25/2026	PLN	1,469,000	291,457	0.06
Poland (Rep of), 3.750%, 05/25/2027	PLN	10,121,000	2,237,023	0.45
Poland (Rep of), 2.500%, 07/25/2027	PLN	1,529,000	321,442	0.07
Poland (Rep of), 5.500%, 11/16/2027		787,000	823,989	0.17
Poland (Rep of), 2.750%, 04/25/2028	PLN	5,360,000	1,116,187	0.22
Poland (Rep of), 4.875%, 10/04/2033		1,582,000	1,605,559	0.32
Poland (Rep of), 5.500%, 04/04/2053		613,000	634,546	0.13
			13,913,238	2.80

Qatar (Cost $8,315,959)
Qatar (Rep of), 3.250%, 06/02/2026		1,837,000	1,791,406	0.36
Qatar (Rep of), 4.817%, 03/14/2049		2,592,000	2,562,555	0.51
Qatar (Rep of), 4.400%, 04/16/2050		530,000	496,213	0.10
Qatar Energy, 3.125%, 07/12/2041		2,762,000	2,171,622	0.44
			7,021,796	1.41

Romania (Cost $11,091,053)
Romania (Rep of), 3.000%, 02/27/2027		494,000	450,509	0.09
Romania (Rep of), 5.800%, 07/26/2027	RON	9,470,000	2,012,932	0.40
Romania (Rep of), 4.150%, 01/26/2028	RON	5,100,000	1,002,037	0.20
Romania (Rep of), 8.000%, 04/29/2030	RON	3,705,000	856,908	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	6,155,000	1,127,039	0.23
Romania (Rep of), 3.000%, 02/14/2031		354,000	295,272	0.06
Romania (Rep of), 3.625%, 03/27/2032		756,000	645,370	0.13
Romania (Rep of), 8.250%, 09/29/2032	RON	4,545,000	1,068,385	0.21
Romania (Rep of), 6.125%, 01/22/2044		302,000	290,373	0.06
Romania (Rep of), 4.000%, 02/14/2051		2,498,000	1,730,465	0.35
			9,479,290	1.90

Russian Federation (Cost $208,329)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[8,11]	RUB	13,248,000	—	—
			—	—

Saudi Arabia (Cost $13,941,702)
Gaci First Investment Co., 5.000%, 10/13/2027		710,000	725,087	0.15
Gaci First Investment Co., 5.250%, 10/13/2032		1,217,000	1,274,954	0.26
Gaci First Investment Co., 5.125%, 02/14/2053		1,360,000	1,264,990	0.25
Saudi (Rep of), 4.750%, 01/18/2028		1,032,000	1,050,246	0.21
Saudi (Rep of), 5.500%, 10/25/2032		695,000	751,612	0.15
Saudi (Rep of), 4.625%, 10/04/2047		808,000	733,519	0.15
Saudi (Rep of), 5.000%, 04/17/2049		1,903,000	1,800,790	0.36
Saudi (Rep of), 5.250%, 01/16/2050		1,310,000	1,289,538	0.26
Saudi (Rep of), 3.750%, 01/21/2055		1,457,000	1,123,769	0.23
Saudi (Rep of), 4.500%, 04/22/2060		1,128,000	999,374	0.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Saudi (Rep of), 3.450%, 02/02/2061		2,042,000	$1,462,685	0.29
			12,476,564	2.51

South Africa (Cost $24,960,005)
South Africa (Rep of), 4.300%, 10/12/2028		2,754,000	2,469,705	0.50
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	65,701,170	3,215,828	0.65
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	73,679,059	3,430,905	0.69
South Africa (Rep of), 5.875%, 04/20/2032		1,509,000	1,368,663	0.27
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	54,822,225	2,514,165	0.51
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	85,411,880	3,669,547	0.74
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	24,527,240	1,064,356	0.21
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	124	—
South Africa (Rep of), 5.000%, 10/12/2046		467,000	317,298	0.06
South Africa (Rep of), 5.650%, 09/27/2047		1,155,000	832,681	0.17
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	288	—
South Africa (Rep of), 5.750%, 09/30/2049		1,338,000	958,244	0.19
			19,841,804	3.99

South Korea (Cost $5,692,143)
Korea (Rep of), 4.250%, 12/10/2032	KRW	7,054,930,000	5,631,447	1.13
			5,631,447	1.13

Thailand (Cost $8,325,734)
Thailand (Rep of), 2.350%, 06/17/2026	THB	88,425,000	2,614,395	0.52
Thailand (Rep of), 2.650%, 06/17/2028	THB	23,434,000	702,006	0.14
Thailand (Rep of), 2.000%, 12/17/2031	THB	24,345,000	686,242	0.14
Thailand (Rep of), 1.585%, 12/17/2035	THB	19,716,000	512,494	0.10
Thailand (Rep of), 3.400%, 06/17/2036	THB	17,483,000	547,866	0.11
Thailand (Rep of), 3.300%, 06/17/2038	THB	27,502,000	845,118	0.17
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,124,279	0.23
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	137,194	0.03
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	536,456	0.11
			7,706,050	1.55

Turkey (Cost $5,241,637)
Turkey (Rep of), 6.000%, 01/14/2041		465,000	348,750	0.07
Turkey (Rep of), 4.875%, 04/16/2043		2,888,000	1,922,328	0.38
Turkey (Rep of), 5.750%, 05/11/2047		3,910,000	2,770,860	0.56
			5,041,938	1.01

Ukraine (Cost $2,958,943)
Ukraine (Rep of), 9.750%, 11/01/2030[8]		1,255,000	219,776	0.04
Ukraine (Rep of), 6.876%, 05/21/2031[8]		1,468,000	238,385	0.05
Ukraine (Rep of), 7.375%, 09/25/2034[8]		621,000	99,360	0.02
Ukraine (Rep of), 7.253%, 03/15/2035[8]		1,183,000	193,965	0.04
			751,486	0.15

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $5,906,874)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		1,436,000	$1,081,638	0.22
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		2,124,000	1,819,206	0.37
DP World Crescent Ltd., 3.875%, 07/18/2029		641,000	607,827	0.12
DP World Crescent Ltd., 3.750%, 01/30/2030		804,000	757,742	0.15
Finance Department Government of Sharjah, 6.500%, 11/23/2032[10]		671,000	694,820	0.14
			4,961,233	1.00

Uruguay (Cost $11,273,698)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	15,190,000	366,705	0.07
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	598,019	0.12
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	63,603,828	1,472,379	0.30
Uruguay (Rep of), 7.875%, 01/15/2033		1,327,380	1,664,771	0.34
Uruguay (Rep of), 5.750%, 10/28/2034		915,000	1,015,830	0.20
Uruguay (Rep of), 7.625%, 03/21/2036		953,660	1,208,380	0.24
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	18,506,980	622,686	0.13
Uruguay (Rep of), 4.125%, 11/20/2045		800,665	746,818	0.15
Uruguay (Rep of), 5.100%, 06/18/2050		834,264	853,299	0.17
Uruguay (Rep of), 4.975%, 04/20/2055		1,803,300	1,809,484	0.36
Uruguay Monetary Regulation Bill, 0.000%, 10/26/2023[4]	UYU	7,906,000	192,735	0.04
			10,551,106	2.12

Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[8,9]		28,100,000	7,446,500	1.50
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[8,9]		3,789,076	142,090	0.03
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[8,9]		1,695,000	72,038	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[8]		1,590,000	51,675	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[8]		5,253,147	210,126	0.04
Venezuela (Rep of), 7.750%, 10/13/2019[8,9]		1,638,000	106,470	0.02
Venezuela (Rep of), 12.750%, 08/23/2022[8,9]		3,246,000	324,600	0.07
Venezuela (Rep of), 9.000%, 05/07/2023[8]		1,407,000	140,700	0.03
Venezuela (Rep of), 8.250%, 10/13/2024[8]		3,213,200	321,320	0.06
Venezuela (Rep of), 11.750%, 10/21/2026[8]		12,976,000	1,297,600	0.26
Venezuela (Rep of), 9.250%, 09/15/2027[8]		3,647,000	364,700	0.07
Venezuela (Rep of), 9.250%, 05/07/2028[8]		2,317,000	231,700	0.05
Venezuela (Rep of), 11.950%, 08/05/2031[8]		21,478,800	2,147,880	0.43
			12,857,399	2.58

Vietnam (Cost $1,255,114)
Vietnam (Rep of), 4.800%, 11/19/2024		1,241,000	1,211,967	0.24
			1,211,967	0.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $1,220,967)
Zambia (Rep of), 8.970%, 07/30/2027[8]		1,760,000	$813,472	0.16
			813,472	0.16

Total Debt Securities (Cost $618,863,886)			434,233,188	87.24

Total Investments (Total Cost $618,863,886)			434,233,188	87.24

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			63,493,673	12.76

Net Assets			$497,726,861	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Step coupon bond. Rate as of April 30, 2023 is disclosed.

[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

[4]	Zero coupon bond.

[5]	Security is a Level 3 investment.

[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[7]	When issued security. Coupon rate was not in effect at January 31, 2019.

[8]	Issuer has defaulted on terms of debt obligation.

[9]	Maturity has been extended under the terms of a plan of reorganization.

[10]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[11]	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2023, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2023	Citibank	Brazilian Real	107,725,679	United States Dollar	21,247,668	$335,757

05/03/2023	Banco Santander	United States Dollar	2,492,270	Brazilian Real	12,405,274	6,806

05/04/2023	HSBC Bank	Egyptian Pound	9,597,900	United States Dollar	299,000	7,029

05/09/2023	State Street	United States Dollar	317,000	Singapore Dollar	419,463	2,533

05/10/2023	Citibank	Indian Rupee	674,661,000	United States Dollar	8,193,082	49,687

05/10/2023	HSBC Bank	Indian Rupee	225,199,966	United States Dollar	2,727,234	24,180

05/10/2023	Morgan Stanley	Indian Rupee	49,692,885	United States Dollar	605,000	2,130

05/10/2023	Citibank	United States Dollar	11,305,277	Indian Rupee	923,641,164	20,557

05/10/2023	BNP Paribas	United States Dollar	4,326,608	Korean Won	5,618,141,940	125,934

05/10/2023	Citibank	United States Dollar	2,540,000	Korean Won	3,307,134,610	67,262

05/10/2023	HSBC Bank	United States Dollar	1,380,163	Korean Won	1,844,587,710	968

05/31/2023	Barclays	Indonesian Rupiah	71,699,164,887	United States Dollar	4,718,292	167,074

05/31/2023	BNP Paribas	Indonesian Rupiah	25,702,942,000	United States Dollar	1,712,854	38,468

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/06/2023	Standard Chartered	Malaysian Ringgit	5,162,612	United States Dollar	1,160,000	$550

06/06/2023	HSBC Bank	United States Dollar	587,301	Malaysian Ringgit	2,596,045	3,712

06/09/2023	Citibank	Singapore Dollar	4,333,000	United States Dollar	3,221,430	30,801

06/21/2023	Citibank	Thai Baht	129,490,000	United States Dollar	3,733,852	78,364

06/21/2023	Deutsche Bank	Thai Baht	246,981,000	United States Dollar	7,190,786	80,393

06/21/2023	Standard Chartered	Thai Baht	15,016,000	United States Dollar	438,402	3,673

06/30/2023	Deutsche Bank	Thai Baht	57,978,000	United States Dollar	1,690,715	17,581

06/30/2023	Morgan Stanley	Thai Baht	24,001,000	United States Dollar	703,182	3,997

07/31/2023	BNP Paribas	Czech Koruna	214,970,777	United States Dollar	10,006,320	18,292

07/31/2023	Citibank	Czech Koruna	18,157,428	United States Dollar	845,000	1,725

07/31/2023	BNP Paribas	Hungarian Forint	2,493,494,737	United States Dollar	7,018,393	148,599

07/31/2023	State Street	Hungarian Forint	178,134,748	United States Dollar	510,000	2,008

07/31/2023	Morgan Stanley	Israeli Shekel	6,202,106	United States Dollar	1,704,054	11,043

07/31/2023	HSBC Bank	Philippine Peso	124,524,759	United States Dollar	2,206,243	39,178

07/31/2023	BNP Paribas	Polish Zloty	35,278,244	United States Dollar	8,338,364	93,126

07/31/2023	Deutsche Bank	Polish Zloty	8,718,216	United States Dollar	2,080,000	3,651

07/31/2023	Merrill Lynch	Polish Zloty	4,930,811	United States Dollar	1,155,000	23,462

07/31/2023	BNP Paribas	Romanian Leu	2,259,355	United States Dollar	500,000	4,183

07/31/2023	JP Morgan	Romanian Leu	13,500,238	United States Dollar	2,992,143	20,485

07/31/2023	BNP Paribas	Thai Baht	27,829,000	United States Dollar	817,586	4,944

07/31/2023	Citibank	Thai Baht	21,564,731	United States Dollar	633,884	3,496

07/31/2023	Morgan Stanley	United States Dollar	3,634,079	Colombian Peso	16,825,057,156	127,030

08/10/2023	HSBC Bank	Chinese Offshore Yuan	155,841,606	United States Dollar	22,644,814	44,548

08/10/2023	BNP Paribas	Korean Won	13,286,015,718	United States Dollar	9,955,241	39,125

08/10/2023	Citibank	Singapore Dollar	4,744,205	United States Dollar	3,568,144	1,509

Subtotal Appreciation						1,653,860

05/03/2023	BNP Paribas	Brazilian Real	4,262,816	United States Dollar	855,000	(922)

05/03/2023	HSBC Bank	United States Dollar	19,246,736	Brazilian Real	99,583,221	(705,304)

05/09/2023	Barclays	Singapore Dollar	985,684	United States Dollar	740,000	(1,043)

05/09/2023	BNP Paribas	Singapore Dollar	3,946,425	United States Dollar	3,010,240	(51,648)

05/09/2023	HSBC Bank	Singapore Dollar	249,043	United States Dollar	189,920	(3,215)

05/09/2023	Citibank	United States Dollar	3,568,144	Singapore Dollar	4,761,689	(1,642)

05/10/2023	HSBC Bank	Chinese Offshore Yuan	155,841,606	United States Dollar	22,611,793	(95,963)

05/10/2023	Barclays	Korean Won	2,558,773,700	United States Dollar	1,943,000	(29,810)

05/10/2023	BNP Paribas	Korean Won	194,797,601	United States Dollar	147,902	(2,252)

05/10/2023	Merrill Lynch	Korean Won	3,499,807,950	United States Dollar	2,675,000	(58,200)

05/10/2023	Morgan Stanley	Korean Won	17,878,409,438	United States Dollar	14,562,139	(1,194,489)

05/10/2023	HSBC Bank	United States Dollar	22,481,478	Chinese Offshore Yuan	155,841,606	(34,352)

05/10/2023	HSBC Bank	United States Dollar	315,000	Indian Rupee	25,912,688	(1,592)

05/10/2023	BNP Paribas	United States Dollar	9,955,241	Korean Won	13,361,924,430	(35,443)

05/15/2023	Citibank	Egyptian Pound	17,108,800	United States Dollar	530,670	(7,623)

05/31/2023	JP Morgan	Turkish Lira	35,157,353	United States Dollar	1,710,820	(54,293)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/31/2023	Barclays	United States Dollar	242,000	Indonesian Rupiah	3,613,423,000	$(4,208)

05/31/2023	BNP Paribas	United States Dollar	750,418	Indonesian Rupiah	11,141,454,628	(8,727)

05/31/2023	Deutsche Bank	United States Dollar	849,000	Indonesian Rupiah	12,723,114,000	(17,915)

05/31/2023	HSBC Bank	United States Dollar	1,541,593	Indonesian Rupiah	22,996,383,255	(25,312)

05/31/2023	Standard Chartered	United States Dollar	729,000	Indonesian Rupiah	10,935,000,000	(16,078)

06/02/2023	Citibank	United States Dollar	21,118,541	Brazilian Real	107,725,679	(325,250)

06/06/2023	Deutsche Bank	Malaysian Ringgit	3,584,161	United States Dollar	806,000	(284)

06/07/2023	Deutsche Bank	United States Dollar	3,629,031	Euro	3,298,092	(13,558)

06/09/2023	HSBC Bank	Korean Won	1,844,587,710	United States Dollar	1,382,594	(531)

06/09/2023	Standard Chartered	Korean Won	3,148,643,500	United States Dollar	2,396,000	(36,869)

06/09/2023	Barclays	Taiwan Dollar	267,210,941	United States Dollar	8,830,209	(113,950)

06/09/2023	Merrill Lynch	Taiwan Dollar	15,787,460	United States Dollar	520,000	(5,023)

06/30/2023	BNP Paribas	Thai Baht	31,213,000	United States Dollar	924,830	(5,152)

06/30/2023	Deutsche Bank	Thai Baht	34,514,000	United States Dollar	1,022,274	(5,334)

07/12/2023	HSBC Bank	Korean Won	1,100,610,000	United States Dollar	850,943	(24,562)

07/12/2023	HSBC Bank	Singapore Dollar	4,659,000	United States Dollar	3,520,613	(19,261)

07/31/2023	Merrill Lynch	Chilean Peso	2,136,989,199	United States Dollar	2,662,417	(48,448)

07/31/2023	BNP Paribas	South African Rand	12,126,328	United States Dollar	660,000	(2,867)

07/31/2023	Morgan Stanley	South African Rand	24,830,516	United States Dollar	1,354,931	(9,351)

07/31/2023	Merrill Lynch	United States Dollar	2,911,816	Mexican Peso	53,568,670	(11,685)

07/31/2023	Deutsche Bank	United States Dollar	1,960,000	Romanian Leu	8,811,837	(6,394)

07/31/2023	Standard Chartered	United States Dollar	997,118	Romanian Leu	4,508,261	(8,918)

07/31/2023	Citibank	United States Dollar	1,285,000	South African Rand	23,753,482	(2,215)

08/10/2023	Citibank	Indian Rupee	928,298,938	United States Dollar	11,305,277	(10,037)

01/16/2024	Morgan Stanley	Egyptian Pound	4,276,628	United States Dollar	127,356	(25,248)

Subtotal Depreciation						(3,024,968)

Total						$(1,371,108)

At April 30, 2023, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

Brazil CETIP Interbank Deposit Rate (Pay At Maturity)	11.920% (Receive At Maturity)	BRL	38,300,000	1/2/2025	$ 21,497	$—	Deutsche Bank

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	18,767	—	JP Morgan

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	28,220,000	9/16/2025	(14,327)	—	Deutsche Bank

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	4,304	—	Merrill Lynch

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	9.883% (Receive Lunar)	MXN	253,800,000	3/21/2025	$52,707	$646	BNP Paribas

Thai Overnight Repurchase Rate (THOR) (Pay Quarterly)	2.425% (Receive Quarterly)	THB	122,170,000	6/21/2028	(41,417)	—	Merrill Lynch

					$41,531	$646

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments

Assets:

Debt Securities

Corporate Bonds	$—	$52,725,885	$2,145,455	$54,871,340

Corporate Convertible Bonds	—	1,351,335	—	1,351,335

Financial Certificates	—	3,295,840	—	3,295,840

Government Agencies	—	30,858,129	—	30,858,129

Government Bonds	—	342,443,103	—	342,443,103

Index Linked Government Bonds	—	1,220,705	—	1,220,705

Short Term Bills and Notes	—	192,736	—	192,736

Total Debt Securities	—	432,087,733	2,145,455	434,233,188

Total Investments	$—	$432,087,733	$2,145,455	$434,233,188

Other Financial Instruments

Assets:

Forward Foreign Currency Exchange Contracts	$—	$1,653,860	$—	$ 1,653,860

Centrally Cleared Interest Rate Swap Contracts†	—	97,275	—	97,275

Liabilities:

Forward Foreign Currency Exchange Contracts	—	(3,024,968)	—	(3,024,968)

Centrally Cleared Interest Rate Swap Contracts†	—	(55,744)	—	(55,744)

Total Other Financial Instruments	$—	$(1,329,577)	$—	$(1,329,577)

†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

										Change in
										Unrealized
										Appreciation
						Change in				(Depreciation)
	Beginning	Accrued			Realized	Unrealized	Transfers	Transfers	Ending	from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2022	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 04/30/2023	04/30/2023
Investments, at value
Corporate Bonds

Brazil	$—	$—	$2,145,455	$—	$—	$—	$—	$—	$2,145,455	$—
Government Bonds

Russian
Federation	268,749	—	—	(1,812,836)	(2,839,628)	4,383,715	—	—	—	(10,675)
Short Term Bills And
Notes

Uruguay	86,071	27,216	371,002	(311,956)	14,440	5,962	—	(192,735)	—	—
Total	$354,820	$27,216	$2,516,457	$(2,124,792)	$(2,825,188)	$4,389,677	$—	$(192,735)	$2,145,455	$(10,675)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input

Corporate Bonds	$2,145,455	Priced at cost	Cost Price

Government Bonds	—	Zero Priced Asset	Inputs to Model

Total	$2,145,455

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2023:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$97,275	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,653,860	—

	$1,653,860	$97,275

Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(55,744	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(3,024,968)	—

	$(3,024,968)	$(55,744)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$4,649,450	$ —
Net Realized Gain on Interest Rate Swap Contracts	—	48,826

	$4,649,450	$ 48,826

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,189,726	$ —
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(67,121)

	$2,189,726	$(67,121)

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Brazil (Cost $1,764,951)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[2]	BRL	1,762,000	$276,998	2.62
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[2]	BRL	2,190,000	325,061	3.07
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[2]	BRL	735,000	103,116	0.97
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	3,503,000	665,309	6.28
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	2,660,000	488,500	4.61
			1,858,984	17.55

Chile (Cost $46,679)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	23,852	0.22
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	20,000,000	28,117	0.27
			51,969	0.49

China (Cost $434,512)
China (Rep of), 1.990%, 04/09/2025	CNY	330,000	47,246	0.45
China (Rep of), 2.850%, 06/04/2027	CNY	980,000	142,823	1.35
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	62,990	0.59
China (Rep of), 2.680%, 05/21/2030	CNY	400,000	57,380	0.54
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,395	0.23
China (Rep of), 2.800%, 11/15/2032	CNY	120,000	17,275	0.16
China (Rep of), 3.720%, 04/12/2051	CNY	540,000	85,285	0.81
			437,394	4.13

Colombia (Cost $434,136)
Colombian TES, 3.300%, 03/17/2027	COP	449,000	31,374	0.29
Colombian TES, 5.750%, 11/03/2027	COP	881,100,000	151,415	1.43
Colombian TES, 6.000%, 04/28/2028	COP	271,400,000	46,282	0.44
Colombian TES, 7.750%, 09/18/2030	COP	219,000,000	37,834	0.36
Colombian TES, 7.250%, 10/18/2034	COP	341,200,000	51,671	0.49
Colombian TES, 9.250%, 05/28/2042	COP	611,000,000	102,519	0.97
			421,095	3.98

Czech Republic (Cost $482,832)
Czech (Rep of), 2.500%, 08/25/2028	CZK	3,010,000	125,906	1.19
Czech (Rep of), 5.500%, 12/12/2028	CZK	2,050,000	99,171	0.94
Czech (Rep of), 2.750%, 07/23/2029	CZK	2,120,000	88,737	0.84
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	21,768	0.20
Czech (Rep of), 0.950%, 05/15/2030	CZK	860,000	31,318	0.30
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,430,000	53,038	0.50
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,790,000	65,745	0.62
			485,683	4.59

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Dominican Republic (Cost $47,945)
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026[3]	DOP	2,800,000	$52,507	0.50
			52,507	0.50

Hungary (Cost $220,485)
Hungary (Rep of), 5.500%, 06/24/2025	HUF	33,680,000	88,594	0.84
Hungary (Rep of), 3.000%, 10/27/2027	HUF	13,320,000	30,732	0.29
Hungary (Rep of), 4.500%, 03/23/2028	HUF	11,150,000	27,502	0.26
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,512	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,890,000	32,095	0.30
Hungary (Rep of), 4.750%, 11/24/2032	HUF	7,690,000	18,133	0.17
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,719	0.09
			213,287	2.01

Indonesia (Cost $1,243,509)
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	1,173,000,000	79,965	0.75
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	4,660,000,000	324,535	3.06
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,318,000,000	92,235	0.87
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	2,621,000,000	179,741	1.70
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	17,832	0.17
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	897,000,000	62,815	0.59
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	480,000,000	32,673	0.31
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	89,588	0.85
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	702,000,000	47,362	0.45
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	42,065	0.40
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	966,000,000	68,126	0.64
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	974,000,000	74,746	0.71
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	48,246	0.45
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	920,000,000	64,209	0.61
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	788,000,000	60,954	0.57
			1,285,092	12.13

Malaysia (Cost $507,998)
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	100,000	22,794	0.22
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	26,898	0.25
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	193,000	43,681	0.41
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	246,000	58,872	0.56
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	479,000	106,418	1.00
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	268,000	66,479	0.63
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	21,475	0.20
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	80,000	19,497	0.18
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	412,000	88,968	0.84
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	12,050	0.11
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	24,903	0.24
			492,035	4.64

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Mexico (Cost $979,758)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	420,000	$20,917	0.20
Mexican Bonos, 5.750%, 03/05/2026	MXN	920,000	46,331	0.44
Mexican Bonos, 5.500%, 03/04/2027	MXN	1,290,000	63,346	0.60
Mexican Bonos, 7.500%, 06/03/2027	MXN	840,000	44,176	0.42
Mexican Bonos, 7.750%, 05/29/2031	MXN	5,910,000	308,374	2.91
Mexican Bonos, 10.000%, 11/20/2036	MXN	2,510,000	152,098	1.44
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,050,000	108,149	1.02
Mexican Bonos, 7.750%, 11/13/2042	MXN	3,640,000	176,442	1.66
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	2,290,000	117,018	1.10
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	160,000	7,546	0.07
			1,044,397	9.86

Peru (Cost $363,643)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	35,364	0.33
Peru (Rep of), 6.350%, 08/12/2028	PEN	295,000	77,368	0.73
Peru (Rep of), 5.940%, 02/12/2029	PEN	152,000	38,765	0.37
Peru (Rep of), 6.950%, 08/12/2031	PEN	397,000	104,348	0.98
Peru (Rep of), 6.150%, 08/12/2032	PEN	166,000	40,961	0.39
Peru (Rep of), 5.400%, 08/12/2034	PEN	219,000	49,790	0.47
Peru (Rep of), 5.350%, 08/12/2040	PEN	63,000	13,378	0.13
			359,974	3.40

Poland (Cost $470,142)
Poland (Rep of), 2.250%, 10/25/2024	PLN	43,000	9,818	0.09
Poland (Rep of), 0.750%, 04/25/2025	PLN	230,000	50,094	0.48
Poland (Rep of), 2.500%, 07/25/2026	PLN	476,000	102,956	0.97
Poland (Rep of), 3.750%, 05/25/2027	PLN	771,000	170,412	1.61
Poland (Rep of), 2.750%, 04/25/2028	PLN	194,000	40,399	0.38
Poland (Rep of), 7.500%, 07/25/2028	PLN	96,000	24,645	0.23
Poland (Rep of), 2.750%, 10/25/2029	PLN	271,000	54,289	0.51
Poland (Rep of), 1.750%, 04/25/2032	PLN	302,000	52,214	0.50
			504,827	4.77

Romania (Cost $362,763)
Romania (Rep of), 5.800%, 07/26/2027	RON	440,000	93,526	0.88
Romania (Rep of), 4.150%, 01/26/2028	RON	315,000	61,890	0.58
Romania (Rep of), 4.850%, 07/25/2029	RON	240,000	47,152	0.45
Romania (Rep of), 8.000%, 04/29/2030	RON	305,000	70,542	0.67
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	21,058	0.20
Romania (Rep of), 6.700%, 02/25/2032	RON	65,000	13,850	0.13
Romania (Rep of), 8.250%, 09/29/2032	RON	65,000	15,279	0.14
Romania (Rep of), 4.750%, 10/11/2034	RON	185,000	32,863	0.31
			356,160	3.36

Russian Federation (Cost $94,978)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[4,5]	RUB	6,038,000	—	—
			—	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

South Africa (Cost $1,120,296)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	2,288,380	$112,008	1.06
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,800,562	124,117	1.17
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,768,314	175,474	1.66
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,273,358	104,257	0.98
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	4,804,950	206,435	1.95
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,269,211	55,077	0.52
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	937,450	31,312	0.29
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,777,570	73,761	0.70
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,575,020	105,872	1.00
			988,313	9.33

South Korea (Cost $127,087)
Korea (Rep of), 4.250%, 12/10/2032	KRW	157,660,000	125,849	1.19
			125,849	1.19

Thailand (Cost $517,118)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	23,636	0.22
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,527,000	49,474	0.47
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,210,000	57,446	0.54
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,736,000	85,738	0.81
Thailand (Rep of), 3.390%, 06/17/2037	THB	2,450,000	76,958	0.73
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,967,000	60,445	0.57
Thailand (Rep of), 2.000%, 06/17/2042	THB	2,203,000	55,134	0.52
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,983,000	56,048	0.53
Thailand (Rep of), 3.600%, 06/17/2067	THB	901,000	26,300	0.25
			491,179	4.64
Uruguay (Cost $122,290)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	155,000	3,742	0.04
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	238,464	16,076	0.15
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	743,171	17,204	0.16
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	2,488,480	83,727	0.79
Uruguay Monetary Regulation Bill, 0.000%, 10/26/2023[2]	UYU	454,000	11,068	0.10
			131,817	1.24

Total Debt Securities (Cost $9,341,122)			9,300,562	87.81

Total Investments in Securities (Cost $9,341,122)			9,300,562	87.81

Total Investments (Total Cost $9,341,122)			9,300,562	87.81

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,291,724	12.19

Net Assets			$10,592,286	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Zero coupon bond.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[4]	Issuer has defaulted on terms of debt obligation.

[5]	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2023	Citibank	Brazilian Real	4,167,028	United States Dollar	821,899	$12,988

05/04/2023	HSBC Bank	Egyptian Pound	288,900	United States Dollar	9,000	212

05/10/2023	Citibank	Indian Rupee	8,668,000	United States Dollar	105,264	638

05/10/2023	Citibank	United States Dollar	2,086	Indian Rupee	170,496	3

05/10/2023	BNP Paribas	United States Dollar	51,000	Korean Won	65,384,040	2,112

05/10/2023	Citibank	United States Dollar	55,000	Korean Won	71,611,183	1,457

05/10/2023	HSBC Bank	United States Dollar	5,371	Korean Won	7,177,700	4

05/30/2023	Barclays	United States Dollar	38,000	Turkish Lira	776,150	1,365

05/31/2023	Barclays	Indonesian Rupiah	364,176,000	United States Dollar	24,000	814

05/31/2023	BNP Paribas	Indonesian Rupiah	427,700,000	United States Dollar	28,323	820

05/31/2023	State Street	Indonesian Rupiah	89,866,740	United States Dollar	6,000	123

05/31/2023	JP Morgan	United States Dollar	95,898	Turkish Lira	1,970,698	3,043

06/06/2023	Standard Chartered	Malaysian Ringgit	186,923	United States Dollar	42,000	20

06/21/2023	Citibank	Thai Baht	5,020,000	United States Dollar	144,752	3,038

06/21/2023	Deutsche Bank	Thai Baht	10,059,000	United States Dollar	292,865	3,275

06/21/2023	Standard Chartered	Thai Baht	749,000	United States Dollar	21,868	183

06/30/2023	Deutsche Bank	Thai Baht	2,891,000	United States Dollar	84,305	877

06/30/2023	Morgan Stanley	Thai Baht	1,197,000	United States Dollar	35,070	199

07/31/2023	State Street	Chilean Peso	3,284,160	United States Dollar	4,000	17

07/31/2023	BNP Paribas	Czech Koruna	4,790,651	United States Dollar	222,992	408

07/31/2023	Barclays	Hungarian Forint	8,158,424	United States Dollar	23,400	50

07/31/2023	BNP Paribas	Hungarian Forint	22,609,360	United States Dollar	63,638	1,347

07/31/2023	Morgan Stanley	Hungarian Forint	3,192,000	United States Dollar	9,077	98

07/31/2023	Standard Chartered	Mexican Peso	293,857	United States Dollar	16,000	37

07/31/2023	BNP Paribas	Polish Zloty	1,166,901	United States Dollar	275,903	2,986

07/31/2023	Deutsche Bank	Polish Zloty	251,487	United States Dollar	60,000	105

07/31/2023	Merrill Lynch	Polish Zloty	188,941	United States Dollar	44,258	899

07/31/2023	Morgan Stanley	Polish Zloty	37,939	United States Dollar	9,000	67

07/31/2023	Deutsche Bank	Romanian Leu	25,000	United States Dollar	5,559	20

07/31/2023	JP Morgan	Romanian Leu	199,734	United States Dollar	44,200	371

07/31/2023	BNP Paribas	South African Rand	756,000	United States Dollar	40,876	92

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

07/31/2023	BNP Paribas	Thai Baht	1,388,000	United States Dollar	40,778	$247

07/31/2023	Citibank	Thai Baht	1,075,132	United States Dollar	31,603	174

07/31/2023	Morgan Stanley	United States Dollar	139,510	Colombian Peso	645,905,536	4,877

08/10/2023	HSBC Bank	Chinese Offshore Yuan	4,127,939	United States Dollar	599,817	1,180

08/10/2023	BNP Paribas	Korean Won	51,698,833	United States Dollar	38,738	152

01/12/2024	HSBC Bank	Hungarian Forint	26,854,452	United States Dollar	68,427	6,084

Subtotal Appreciation						50,382

05/03/2023	Merrill Lynch	Brazilian Real	139,000	United States Dollar	28,100	(250)

05/03/2023	HSBC Bank	United States Dollar	831,755	Brazilian Real	4,306,028	(30,981)

05/10/2023	HSBC Bank	Chinese Offshore Yuan	4,127,939	United States Dollar	598,942	(2,542)

05/10/2023	Barclays	Korean Won	96,135,200	United States Dollar	73,000	(1,120)

05/10/2023	BNP Paribas	Korean Won	8,410,624	United States Dollar	6,386	(97)

05/10/2023	Merrill Lynch	Korean Won	71,634,750	United States Dollar	55,000	(1,439)

05/10/2023	Standard Chartered	Korean Won	14,652,000	United States Dollar	11,193	(238)

05/10/2023	State Street	Korean Won	5,334,560	United States Dollar	4,000	(11)

05/10/2023	HSBC Bank	United States Dollar	595,490	Chinese Offshore Yuan	4,127,939	(910)

05/10/2023	HSBC Bank	United States Dollar	102,907	Indian Rupee	8,497,504	(912)

05/10/2023	BNP Paribas	United States Dollar	38,738	Korean Won	51,994,211	(138)

05/15/2023	Citibank	Egyptian Pound	134,292	United States Dollar	4,165	(60)

05/31/2023	JP Morgan	Turkish Lira	586,720	United States Dollar	28,156	(512)

05/31/2023	Barclays	United States Dollar	191,214	Indonesian Rupiah	2,905,690,369	(6,771)

05/31/2023	Deutsche Bank	United States Dollar	30,000	Indonesian Rupiah	449,580,000	(633)

05/31/2023	HSBC Bank	United States Dollar	29,000	Indonesian Rupiah	434,942,000	(636)

05/31/2023	Standard Chartered	United States Dollar	44,068	Indonesian Rupiah	657,191,000	(710)

06/02/2023	Citibank	United States Dollar	816,904	Brazilian Real	4,167,028	(12,581)

06/06/2023	Deutsche Bank	Malaysian Ringgit	128,959	United States Dollar	29,000	(10)

06/06/2023	HSBC Bank	Malaysian Ringgit	1,975,214	United States Dollar	446,845	(2,819)

06/06/2023	Standard Chartered	Malaysian Ringgit	95,890	United States Dollar	21,681	(125)

06/09/2023	HSBC Bank	Korean Won	7,177,700	United States Dollar	5,380	(2)

06/09/2023	Standard Chartered	Korean Won	135,354,875	United States Dollar	103,000	(1,585)

06/30/2023	BNP Paribas	Thai Baht	1,620,000	United States Dollar	48,000	(268)

06/30/2023	Deutsche Bank	Thai Baht	1,791,000	United States Dollar	53,048	(277)

07/12/2023	HSBC Bank	Korean Won	47,500,000	United States Dollar	36,725	(1,060)

07/31/2023	Merrill Lynch	Chilean Peso	55,101,744	United States Dollar	68,650	(1,249)

07/31/2023	Morgan Stanley	Colombian Peso	27,573,780	United States Dollar	6,000	(252)

07/31/2023	Barclays	Czech Koruna	214,228	United States Dollar	10,000	(10)

07/31/2023	BNP Paribas	Czech Koruna	369,000	United States Dollar	17,316	(108)

07/31/2023	Deutsche Bank	Malaysian Ringgit	66,167	United States Dollar	15,000	(70)

07/31/2023	Morgan Stanley	South African Rand	665,945	United States Dollar	36,336	(248)

07/31/2023	Morgan Stanley	United States Dollar	15,000	Mexican Peso	276,154	(71)

07/31/2023	Citibank	United States Dollar	120,683	Peruvian Nuevo Sol	456,700	(1,843)

07/31/2023	Deutsche Bank	United States Dollar	49,000	Romanian Leu	220,296	(160)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

07/31/2023	Citibank	United States Dollar	55,000	South African Rand	1,016,686	$(95)

07/31/2023	Morgan Stanley	United States Dollar	52,045	South African Rand	963,396	(162)

08/07/2023	Citibank	Egyptian Pound	181,196	United States Dollar	5,545	(660)

01/16/2024	Morgan Stanley	Egyptian Pound	359,485	United States Dollar	10,705	(2,122)

Subtotal Depreciation						(73,737)

Total						$(23,355)

At April 30, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:

	Receive Rate/					Premiums	Unrealized
Pay Rate Index/	Receive Rate	Notional		Expiration	Fair	Paid/	Appreciation
Pay Rate	Index	Amount		Date	Value	(Received)	(Depreciation)	Counterparty

MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	3/15/2028	$908	$—	$ 908	HSBC Bank

MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	3/15/2028	2,409	—	2,409	HSBC Bank

							$3,317

At April 30, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:

					Fair Value/	Variation
	Receive Rate/				Unrealized	Margin
Pay Rate Index/	Receive Rate	Notional		Expiration	Appreciation	Receivable
Pay Rate	Index	Amount		Date	(Depreciation)**	(Payable)	Counterparty

Brazil CETIP Interbank Deposit Rate	12.690% (Receive At Maturity)	BRL	715,128	1/2/2025	$ 1,219	$—	Deutsche Bank

Brazil CETIP Interbank Deposit Rate	11.920% (Receive At Maturity)	BRL	1,500,000	1/2/2025	842	—	Deutsche Bank

CFETS China Fixing Repo Rates 7 Day	2.775% (Receive Quarterly)	CNY	1,700,000	3/15/2028	707	—	HSBC Bank

MXN-TIIE-BANXICO 28 Day Rate	6.563% (Pay Lunar)	MXN	7,300,000	12/31/2024	(23,908)	(56)	BNP Paribas

MXN-TIIE-BANXICO 28 Day Rate	8.510% (Pay Lunar)	MXN	4,000,000	3/8/2028	(476)	(18)	BNP Paribas

MXN-TIIE-BANXICO 28 Day Rate	9.883% (Receive Lunar)	MXN	10,000,000	3/21/2025	2,077	25	BNP Paribas

Thai Overnight Repurchase Rate (THOR)	2.425% (Receive Quarterly)	THB	3,680,000	6/21/2028	(1,248)	—	Merrill Lynch

					$(20,787)	$(49)

** Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments

Assets:

Debt Securities

Corporate Bonds	$—	$ 145,482	$—	$ 145,482

Government Agencies	—	35,364	—	35,364

Government Bonds	—	8,977,471	—	8,977,471

Index Linked Government Bonds	—	131,177	—	131,177

Short Term Bills and Notes	—	11,068	—	11,068

Total Debt Securities	—	9,300,562	—	9,300,562

Total Investments	$—	$9,300,562	$—	$9,300,562

Other Financial Instruments
Assets:

Forward Foreign Currency Exchange Contracts	$—	$ 50,382	$—	$ 50,382

Over the Counter Interest Rate Swap Contracts	—	3,317	—	3,317

Centrally Cleared Interest Rate Swap Contracts†	—	4,845	—	4,845

Liabilities:

Forward Foreign Currency Exchange Contracts	—	(73,737)	—	(73,737)

Centrally Cleared Interest Rate Swap Contracts†	—	(25,632)	—	(25,632)

Total Other Financial Instruments	$—	$(40,825)	$—	$(40,825)

† Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

										Change in
										Unrealized
										Appreciation
						Change in				(Depreciation)
	Beginning	Accrued			Realized	Unrealized	Transfers	Transfers	Ending	from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2022	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 04/30/2023	04/30/2023

Investments, at value

Government Bonds

Russian Federation	$4,866	$—	$—	$—	$—	$(4,866)	$—	$—	$—	$(4,866)

Short Term Bills And Notes

Uruguay	3,007	1,334	27,270	(21,663)	865	255	—	(11,068)	—	—

Total	$7,873	$1,334	$27,270	$(21,663)	$865	$(4,611)	$—	$(11,068)	$—	$(4,866)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input

Government Bonds	$—	Zero Priced Asset	Inputs to Model

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2023:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$ —	$ 4,845	†
Unrealized Appreciation on Over the Counter Interest Rate Swap Contracts	—	3,317
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	50,382	—

	$50,382	$8,162

Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$ —	$(25,632	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(73,737)	—

	$(73,737)	$(25,632)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign	Interest
	Exchange Risk	Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 3,564	$ —
Net Realized Loss on Interest Rate Swap Contracts	—	(15,879)

	$ 3,564	$(15,879)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$30,795	$ —
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	16,533

	$30,795	$ 16,533

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Debt Securities

Argentina (Cost $763,113)
YPF S.A., 8.750%, 04/04/2024		150,000	$141,719	0.16
YPF S.A., 9.000%, 02/12/2026[2]		646,153	610,950	0.71
YPF S.A., 9.000%, 06/30/2029[2]		55,000	43,874	0.05
			796,543	0.92

Brazil (Cost $12,988,586)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		708,000	642,510	0.74
Banco do Brasil S.A., 6.250%, 04/18/2030[4]		200,000	198,800	0.23
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		285,000	260,817	0.30
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		200,000	167,908	0.19
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		350,000	348,250	0.40
BRF S.A., 5.750%, 09/21/2050		1,000,000	625,118	0.72
CSN Inova Ventures, 6.750%, 01/28/2028		690,000	655,826	0.76
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		400,000	320,151	0.37
InterCement Financial Operations B.V., 5.750%, 07/17/2024		990,000	678,888	0.78
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 3.625%, 01/15/2032		100,000	83,969	0.10
Klabin Austria GmbH, 7.000%, 04/03/2049		355,000	343,088	0.40
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,280,283	983,858	1.13
Oi S.A., 07/15/2024[5,6,7]		378,182	378,182	0.44
Oi S.A., 10.000%, (100% Cash), 07/27/2025[6,8]		4,374,000	325,316	0.38
Petrobras Global Finance B.V., 6.850%, 06/05/2115		220,000	192,576	0.22
Sitios Latinoamerica S.A.B. de C.V., 5.375%, 04/04/2032		275,000	251,142	0.29
St Marys Cement, Inc., 5.750%, 01/28/2027		200,000	199,045	0.23
Suzano Austria GmbH, 6.000%, 01/15/2029		270,000	268,137	0.31
Suzano Austria GmbH, 3.125%, 01/15/2032		360,000	286,227	0.33
Unigel Luxembourg S.A., 8.750%, 10/01/2026		475,000	437,954	0.50
Vale Overseas Ltd., 8.250%, 01/17/2034		625,000	727,486	0.84
			8,375,248	9.66

Chile (Cost $5,421,041)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		755,000	711,210	0.82
Banco de Chile, 2.990%, 12/09/2031		370,000	318,552	0.37
BPCE S.A., 3.150%, 03/06/2030		245,000	215,341	0.25
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		600,000	560,154	0.65
Cencosud S.A., 4.375%, 07/17/2027		200,000	193,497	0.22
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		200,000	184,502	0.21
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[4]		300,000	206,538	0.24
GNL Quintero S.A., 4.634%, 07/31/2029		638,608	621,524	0.72
Inversiones CMPC S.A., 4.750%, 09/15/2024		210,000	208,014	0.24
Inversiones CMPC S.A., 3.850%, 01/13/2030		400,000	360,295	0.41
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	277,500	0.32

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Chile (continued)
VTR Finance N.V., 6.375%, 07/15/2028		1,000,000	$340,000	0.39
			4,197,127	4.84

China (Cost $36,451,788)
Agile Group Holdings Ltd., 5.500%, 04/21/2025		260,000	117,272	0.13
Bank of China Ltd., 5.000%, 11/13/2024		295,000	293,856	0.34
Central China Real Estate Ltd., 7.250%, 04/24/2023[8,9]		465,000	121,718	0.14
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	263,590	0.30
CFLD Cayman Investment Ltd., 0.000%, 01/31/2031[4,10]		318,289	11,140	0.01
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[4]		5,326,560	664,631	0.77
China Evergrande Group, 8.250%, 03/23/2022[8,9]		585,000	37,521	0.04
China Evergrande Group, 10.000%, 04/11/2023[8,9]		1,035,000	66,152	0.08
China Evergrande Group, 7.500%, 06/28/2023[8]		4,600,000	294,056	0.34
China Evergrande Group, 8.750%, 06/28/2025[8]		765,000	50,108	0.06
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[8]		560,000	82,934	0.10
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		200,000	162,592	0.19
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,634	0.23
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		200,000	169,584	0.19
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[8,9]		830,000	78,771	0.09
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[8,9]		3,360,000	318,771	0.37
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[8,9]		1,840,000	184,000	0.21
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[8,9]		925,000	87,757	0.10
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[8]		770,000	73,550	0.08
Huarong Finance II Co. Ltd., 5.500%, 01/16/2025		595,000	563,669	0.65
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[8,9]		1,577,000	147,890	0.17
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[8,9]		1,850,000	183,970	0.21
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[8]		690,000	66,226	0.08
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[8]		1,350,000	129,572	0.15
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[8]		1,180,000	113,256	0.13
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[8]		625,000	59,987	0.07
KWG Group Holdings Ltd., 6.000%, 01/14/2024		490,000	200,336	0.23
New Metro Global Ltd., 4.625%, 10/15/2025		210,000	131,775	0.15
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[8,9]		960,000	57,600	0.07
Redco Properties Group Ltd., 9.900%, 02/17/2024[8]		980,000	97,314	0.11
Scenery Journey Ltd., 11.500%, 10/24/2022[8,9]		800,000	77,759	0.09
Scenery Journey Ltd., 12.000%, 10/24/2023[8]		2,380,000	231,401	0.27
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[8,9]		860,000	107,500	0.12
Sunac China Holdings Ltd., 7.250%, 06/14/2022[8,9]		1,675,000	335,774	0.39
Sunac China Holdings Ltd., 7.500%, 02/01/2024[8]		1,015,000	203,469	0.23
Sunac China Holdings Ltd., 6.650%, 08/03/2024[8]		200,000	40,092	0.05
Sunac China Holdings Ltd., 6.500%, 01/10/2025[8]		725,000	145,335	0.17
Tencent Holdings Ltd., 3.975%, 04/11/2029		220,000	208,729	0.24
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[8,9]		2,785,000	696,250	0.80
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[10]		200,000	165,200	0.19
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[8,9]		3,200,550	209,636	0.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

China (continued)
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[8]		810,000	$53,817	0.06
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[8,9]		1,360,000	91,800	0.11
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[8,9]		2,095,000	172,838	0.20
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[8]		700,000	42,350	0.05
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[8]		2,315,000	138,900	0.16
			7,948,082	9.16
Colombia (Cost $3,406,446)
ABRA Global Finance, 11.500%, 03/02/2028[4,6]		867,678	694,266	0.80
Ecopetrol S.A., 6.875%, 04/29/2030		230,000	207,801	0.24
Ecopetrol S.A., 5.875%, 05/28/2045		525,000	342,746	0.40
Frontera Energy Corp., 7.875%, 06/21/2028		935,000	721,211	0.83
Grupo Aval Ltd., 4.375%, 02/04/2030		400,000	306,000	0.35
Oleoducto Central S.A., 4.000%, 07/14/2027		440,000	389,942	0.45
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	162,000	0.19
			2,823,966	3.26
Czech Republic (Cost $2,378,709)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	400,000	412,972	0.48
New World Resources N.V., 8.000%, 04/07/2020[8,9,11]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[4,8,9,11,12]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[8,9,11]	EUR	700,590	—	—
			412,972	0.48
Ecuador (Cost $875,783)
International Airport Finance S.A., 12.000%, 03/15/2033		992,096	933,555	1.08
			933,555	1.08
Ghana (Cost $1,316,512)
Kosmos Energy Ltd., 7.750%, 05/01/2027		1,000,000	864,181	1.00
Tullow Oil PLC, 10.250%, 05/15/2026		361,000	281,941	0.32
			1,146,122	1.32
Guatemala (Cost $1,131,968)
Millicom International Cellular S.A., 6.250%, 03/25/2029		369,000	330,627	0.38
Millicom International Cellular S.A., 4.500%, 04/27/2031		765,000	592,190	0.68
			922,817	1.06
Hong Kong (Cost $1,488,489)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[3]		200,000	174,553	0.20
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		215,000	197,138	0.23
HKT Capital No. 6 Ltd., 3.000%, 01/18/2032		240,000	206,657	0.24
Phoenix Lead Ltd., 4.850%, 08/23/2023		475,000	403,750	0.46
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[3]		385,000	396,103	0.46
			1,378,201	1.59

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

India (Cost $4,350,029)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	$195,717	0.23
Bharti Airtel Ltd., 3.250%, 06/03/2031		365,000	317,971	0.37
Greenko Power II Ltd., 4.300%, 12/13/2028		334,250	289,271	0.33
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	489,790	0.56
HDFC Bank Ltd., 5.686%, 03/02/2026		400,000	405,948	0.47
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		470,000	414,150	0.48
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		700,000	616,896	0.71
NTPC Ltd., 4.500%, 03/19/2028		425,000	418,562	0.48
Power Finance Corp. Ltd., 4.500%, 06/18/2029		640,000	607,998	0.70
Reliance Industries Ltd., 2.875%, 01/12/2032		500,000	418,688	0.48
			4,174,991	4.81
Indonesia (Cost $2,498,105)
Freeport Indonesia PT, 4.763%, 04/14/2027		295,000	290,649	0.34
Freeport Indonesia PT, 5.315%, 04/14/2032		200,000	192,223	0.22
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.530%, 11/15/2028		280,000	296,215	0.34
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		335,000	305,308	0.35
Minejesa Capital B.V., 4.625%, 08/10/2030		400,000	351,000	0.41
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	285,361	0.33
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	198,406	0.23
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		505,000	436,691	0.50
			2,355,853	2.72
Iraq (Cost $711,813)
DNO A.S.A., 7.875%, 09/09/2026[4]		711,000	668,340	0.77
			668,340	0.77
Israel (Cost $6,561,523)
Altice Financing S.A., 5.750%, 08/15/2029		470,000	374,897	0.43
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[3,4]		440,000	367,941	0.43
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,4]		440,000	384,437	0.44
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		400,000	389,000	0.45
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		413,000	390,285	0.45
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		830,000	768,796	0.89
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,4]		500,000	426,125	0.49
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,090,000	998,116	1.15
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	800,000	740,477	0.85
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		950,000	945,154	1.09
			5,785,228	6.67

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Jordan (Cost $197,128)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	$189,354	0.22
			189,354	0.22

Kazakhstan (Cost $1,081,315)
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		330,000	301,949	0.35
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		230,000	193,531	0.22
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		630,000	561,488	0.65
			1,056,968	1.22

Kuwait (Cost $1,292,650)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	389,075	0.45
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		465,000	426,675	0.49
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[3]		400,000	344,910	0.40
			1,160,660	1.34

Malaysia (Cost $300,905)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	298,523	0.34
			298,523	0.34

Mexico (Cost $9,189,465)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		240,000	232,816	0.27
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		440,000	382,800	0.44
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[3]		800,000	764,000	0.88
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		415,000	392,590	0.45
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		535,000	472,039	0.54
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	237,384	0.27
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		700,000	620,165	0.72
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.907%), 9.125%, 03/14/2028[3,4]		330,000	327,690	0.38
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		258,615	247,562	0.29
Comision Federal de Electricidad, 3.348%, 02/09/2031		280,000	222,183	0.26
Comision Federal de Electricidad, 6.264%, 02/15/2052		550,000	461,644	0.53
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	165,732	0.19
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		350,000	265,825	0.31
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		454,528	443,733	0.51
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		200,000	149,500	0.17
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		200,000	188,000	0.22
Petroleos Mexicanos, 6.750%, 09/21/2047		1,000,000	616,268	0.71
Petroleos Mexicanos, 7.690%, 01/23/2050		680,000	453,228	0.52
Petroleos Mexicanos, 6.950%, 01/28/2060		750,000	460,085	0.53
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	529,673	0.61

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Mexico (continued)
Trust Fibra Uno, 6.390%, 01/15/2050		423,000	$321,480	0.37
			7,954,397	9.17

Morocco (Cost $390,029)
OCP S.A., 5.125%, 06/23/2051		400,000	294,456	0.34
			294,456	0.34

Nigeria (Cost $539,388)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		550,000	483,285	0.56
			483,285	0.56

Oman (Cost $627,583)
Oryx Funding Ltd., 5.800%, 02/03/2031		300,000	291,000	0.34
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		335,000	333,740	0.38
			624,740	0.72

Panama (Cost $1,335,769)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		375,000	325,316	0.37
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,000,000	875,000	1.01
			1,200,316	1.38

Papua New Guinea (Cost $759,918)
Puma International Financing S.A., 5.000%, 01/24/2026		800,000	718,699	0.83
			718,699	0.83

Peru (Cost $2,184,288)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		175,000	160,333	0.18
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3]		180,000	157,885	0.18
Banco Internacional del Peru S.A.A. Interbank, (Variable, ICE LIBOR USD 3M + 5.760%), 6.625%, 03/19/2029[3]		150,000	149,730	0.17
InRetail Consumer, 3.250%, 03/22/2028		270,000	231,930	0.27
InRetail Shopping Malls, 5.750%, 04/03/2028		245,000	230,402	0.27
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	351,750	0.41
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	184,199	0.21
Minsur S.A., 4.500%, 10/28/2031		615,000	535,314	0.62
			2,001,543	2.31

Poland (Cost $448,912)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	461,000	398,433	0.46
			398,433	0.46

Qatar (Cost $1,796,218)
ABQ Finance Ltd., 3.125%, 09/24/2024		325,000	314,233	0.36
Doha Finance Ltd., 2.375%, 03/31/2026		235,000	216,788	0.25
Nakilat, Inc., 6.067%, 12/31/2033		124,854	129,827	0.15
Ooredoo International Finance Ltd., 5.000%, 10/19/2025		300,000	302,061	0.35
QatarEnergy, 1.375%, 09/12/2026		230,000	208,734	0.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Qatar (continued)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.184%, 02/07/2025		600,000	$601,903	0.69
			1,773,546	2.04

Romania (Cost $239,615)
NE Property B.V., 2.000%, 01/20/2030	EUR	310,000	246,842	0.28
			246,842	0.28

Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 04/07/2026[5,8]		1,605,000	2	—
			2	—

Saudi Arabia (Cost $4,604,531)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		758,480	730,985	0.84
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		800,000	744,789	0.86
BSF Finance, 5.500%, 11/23/2027		200,000	205,000	0.24
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		600,000	593,343	0.68
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		420,000	361,725	0.42
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		320,000	255,600	0.29
Gaci First Investment Co., 5.000%, 10/13/2027		200,000	204,250	0.24
Greensaif Pipelines Bidco S.a.r.l, 6.129%, 02/23/2038[4]		200,000	210,300	0.24
Greensaif Pipelines Bidco S.a.r.l, 6.129%, 02/23/2038		200,000	210,300	0.24
SA Global Sukuk Ltd., 1.602%, 06/17/2026		450,000	413,226	0.48
Saudi Arabian Oil Co., 4.250%, 04/16/2039		625,000	572,826	0.66
			4,502,344	5.19

Singapore (Cost $641,914)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	348,201	0.40
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		255,000	250,312	0.29
			598,513	0.69

South Africa (Cost $3,983,673)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		400,000	365,616	0.42
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	243,782	0.28
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	304,445	0.35
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	215,039	0.25
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		800,000	476,000	0.55
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		325,000	323,440	0.37
Prosus N.V., 3.257%, 01/19/2027		200,000	182,901	0.21
Prosus N.V., 3.680%, 01/21/2030		300,000	255,495	0.30
Prosus N.V., 3.061%, 07/13/2031		320,000	252,058	0.29
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		300,000	272,113	0.31
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		445,000	368,446	0.43
			3,259,335	3.76

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

South Korea (Cost $789,619)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[3]		225,000	$216,842	0.25
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.051%), 5.875%, 08/13/2023[3]		235,000	233,002	0.27
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		315,000	301,531	0.35
			751,375	0.87

Taiwan (Cost $163,653)
Foxconn Far East Ltd., 2.500%, 10/28/2030		200,000	167,904	0.19
			167,904	0.19

Tanzania (Cost $1,054,274)
HTA Group Ltd., 7.000%, 12/18/2025		515,000	484,615	0.56
HTA Group Ltd., 2.875%, 03/18/2027		600,000	488,100	0.56
			972,715	1.12

Thailand (Cost $1,615,750)
Bangkok Bank PCL, 9.025%, 03/15/2029		430,000	490,248	0.56
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		800,000	667,595	0.77
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	183,535	0.21
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	205,176	0.24
			1,546,554	1.78

Turkey (Cost $1,578,289)
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		315,000	299,638	0.34
Turkcell Iletisim Hizmetleri A.S., 5.800%, 04/11/2028		340,000	300,152	0.35
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[3]		245,000	226,013	0.26
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		275,000	258,500	0.30
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		490,000	415,569	0.48
			1,499,872	1.73

United Arab Emirates (Cost $4,876,038)
Abu Dhabi National Energy Co. PJSC, 4.375%, 01/24/2029[4]		200,000	201,154	0.23
Abu Dhabi National Energy Co. PJSC, 4.696%, 04/24/2033[4]		200,000	203,048	0.24
DP World Ltd., 6.850%, 07/02/2037		820,000	915,535	1.06
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		1,030,000	1,026,333	1.18
Emirates NBD Bank PJSC, 5.625%, 10/21/2027		220,000	228,325	0.26
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		500,000	471,250	0.54
First Abu Dhabi Bank PJSC, 5.125%, 10/13/2027		200,000	205,461	0.24
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		1,016,340	833,115	0.96
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[3]		380,000	370,808	0.43

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

United Arab Emirates (continued)
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[3]		200,000	$202,471	0.23
			4,657,500	5.37

Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[8,9]		7,112,500	1,884,812	2.17
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[8]		6,744,093	269,764	0.31
			2,154,576	2.48

Vietnam (Cost $548,138)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		635,000	549,681	0.63
			549,681	0.63

Total Debt Securities (Cost $130,383,496)			80,981,178	93.36

Bank Loans

Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[9,11]	EUR	865,926	—	—
			—	—

Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets

Equity Securities

Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,11	GBP	36,580,138	$—	—
			—	—

Niger (Cost $877,496)
Savannah Energy PLC*,5	GBP	2,258,852	745,188	0.86
			745,188	0.86

Total Equity Securities (Cost $1,970,750)			745,188	0.86

Total Investments (Total Cost $132,717,179)			81,726,366	94.22
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			5,010,626	5.78

Net Assets			$86,736,992	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Step coupon bond. Rate as of April 30, 2023 is disclosed.

[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

[5]	Security is a Level 3 investment.

[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[7]	When issued security. Coupon rate was not in effect at July 15, 2024.

[8]	Issuer has defaulted on terms of debt obligation.

[9]	Maturity has been extended under the terms of a plan of reorganization.

[10]	Zero coupon bond.

[11]	Security has been deemed worthless and is a Level 3 investment.

[12]

Restricted security that has been deemed illiquid. At April 30, 2023 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—

Percentages shown are based on net assets.

At April 30, 2023, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/31/2023	Standard Chartered	United States Dollar	707,178	British Pound	570,129	$(9,859)

06/07/2023	Deutsche Bank	United States Dollar	1,824,172	Euro	1,657,822	(6,815)

Subtotal Depreciation						(16,674)

Total						$(16,674)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$64,367,235	$378,184	$64,745,419
Corporate Convertible Bonds	—	4,490,679	—	4,490,679
Financial Certificates	—	3,379,594	—	3,379,594
Government Agencies	—	8,365,486	—	8,365,486

Total Debt Securities	—	80,602,994	378,184	80,981,178
Equity Securities
Common Stock
Niger	—	—	745,188	745,188

Total Common Stock	—	—	745,188	745,188

Total Investments	$—	$80,602,994	$1,123,372	$81,726,366

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(16,674)	$—	$(16,674)

Total Other Financial Instruments	$—	$(16,674)	$—	$(16,674)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value

Common Stock Niger	$—	$—	$—	$—	$—	$—	$745,188	$—	$745,188	$745,188

Corporate Bonds

Russian Federation	2	—	—	—	—	—	—	—	2	—

Brazil	—	—	378,182	—	—	—	—	—	378,182	—

Total	$2	$—	$378,182	$—	$—	$—	$745,188	$—	$1,123,372	$745,188

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input

Common Stock	$745,188	Last available list price	Last available list price
Corporate Bonds	378,182	Priced at cost	Cost Price
Corporate Bonds	2	Zero Priced Asset	Inputs to Model

Total	$1,123,372

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2023:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(16,674)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(253,850)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:

Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (40,171)

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Debt Securities

Argentina (Cost $2,075,470)
YPF S.A., 9.000%, 02/12/2026		2,353,846	$2,225,605	3.73
			2,225,605	3.73

Bahrain (Cost $863,948)
BBK BSC, 5.500%, 07/09/2024		880,000	868,014	1.45
			868,014	1.45

Brazil (Cost $11,501,040)
CSN Resources S.A., 7.625%, 04/17/2026		1,150,000	1,153,316	1.93
InterCement Financial Operations B.V., 5.750%, 07/17/2024		4,350,000	2,982,994	4.99
Oi S.A., 0.000%, 07/15/2024[2,3]		272,727	272,727	0.46
Oi S.A., 10.000%, (100% Cash), 07/27/2025[3,4]		5,400,000	401,625	0.67
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,273,000	1,173,715	1.97
			5,984,377	10.02

Chile (Cost $871,060)
Inversiones CMPC S.A., 4.750%, 09/15/2024		880,000	871,677	1.46
			871,677	1.46

China (Cost $48,799,131)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		380,000	188,529	0.32
Central China Real Estate Ltd., 7.250%, 04/24/2023[4,5]		1,275,000	333,742	0.56
Central China Real Estate Ltd., 7.900%, 11/07/2023		560,000	114,910	0.19
CFLD Cayman Investment Ltd., 0.000%, 01/31/2031[6,7]		287,395	10,059	0.02
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[6]		2,872,870	258,558	0.43
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[6]		2,366,210	395,157	0.66
China Evergrande Group, 8.250%, 03/23/2022[4,5]		4,707,000	301,901	0.51
China Evergrande Group, 10.000%, 04/11/2023[4,5]		5,150,000	329,163	0.55
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		410,000	227,550	0.38
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		900,000	731,663	1.22
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5]		4,000,000	400,000	0.67
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[4,5]		4,160,000	394,670	0.66
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4]		1,510,000	144,234	0.24
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[4,5]		4,875,000	484,787	0.81
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[4]		3,930,000	377,199	0.63
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4]		4,280,000	410,792	0.69
KWG Group Holdings Ltd., 6.000%, 01/14/2024		410,000	167,628	0.28
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	194,525	0.33
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[4,5]		6,470,000	388,200	0.65
Scenery Journey Ltd., 11.500%, 10/24/2022[4,5]		1,490,000	144,826	0.24
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[4,5]		200,000	25,000	0.04
Sunac China Holdings Ltd., 7.250%, 06/14/2022[4,5]		690,000	138,319	0.23
Sunac China Holdings Ltd., 7.950%, 08/08/2022[4,5]		730,000	146,337	0.25
Sunac China Holdings Ltd., 8.350%, 04/19/2023[4,5]		200,000	40,262	0.07
Sunac China Holdings Ltd., 6.650%, 08/03/2024[4]		250,000	50,116	0.08

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

China (continued)
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	$660,000	1.11
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[4,5]		670,000	43,885	0.07
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4]		4,940,000	327,574	0.55
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[4,5]		4,920,000	295,200	0.49
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4]		813,000	49,187	0.08
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4]		1,017,000	61,020	0.10
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4]		575,000	34,500	0.06
			7,869,493	13.17

Colombia (Cost $4,890,140)
ABRA Global Finance, 11.500%, 03/02/2028[3,6]		3,785,679	3,029,084	5.07
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[8]		680,000	635,800	1.06
Ecopetrol S.A., 4.125%, 01/16/2025		610,000	585,140	0.98
			4,250,024	7.11

Ghana (Cost $2,028,879)
Kosmos Energy Ltd., 7.125%, 04/04/2026		650,000	580,125	0.97
Tullow Oil PLC, 10.250%, 05/15/2026		1,405,000	1,097,305	1.84
			1,677,430	2.81

India (Cost $3,272,458)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		735,630	643,741	1.08
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		1,360,000	1,273,640	2.13
India Airport Infra, 6.250%, 10/25/2025		711,000	678,397	1.14
Power Finance Corp. Ltd., 3.750%, 06/18/2024		655,000	641,879	1.07
			3,237,657	5.42

Indonesia (Cost $614,306)
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		670,000	610,616	1.02
			610,616	1.02

Jordan (Cost $1,325,720)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		1,340,000	1,268,674	2.12
			1,268,674	2.12

Kazakhstan (Cost $844,607)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		978,000	928,118	1.55
			928,118	1.55

Lebanon (Cost $13,433,289)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		1,527,000	90,093	0.15
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		7,070,000	417,130	0.70
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		6,506,000	390,360	0.65
			897,583	1.50

Mexico (Cost $8,807,496)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		525,000	456,750	0.76

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Mexico (continued)
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,802,000	$1,582,534	2.65
Petroleos Mexicanos, 6.875%, 10/16/2025		5,652,000	5,567,527	9.32
Trust Fibra Uno, 5.250%, 01/30/2026		630,000	606,446	1.02
			8,213,257	13.75

Morocco (Cost $1,136,359)
OCP S.A., 4.500%, 10/22/2025		1,100,000	1,067,722	1.79
			1,067,722	1.79

Oman (Cost $2,309,846)
National Bank of Oman SAOG, 5.625%, 09/25/2023		1,200,000	1,196,280	2.00
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,100,000	1,095,862	1.84
			2,292,142	3.84

Papua New Guinea (Cost $698,520)
Puma International Financing S.A., 5.000%, 01/24/2026		750,000	673,780	1.13
			673,780	1.13

Saudi Arabia (Cost $4,799,744)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,385,000	2,318,220	3.88
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		2,502,000	2,474,238	4.14
			4,792,458	8.02

South Africa (Cost $1,773,989)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		700,000	416,500	0.70
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,100,000	1,087,899	1.82
			1,504,399	2.52

Tanzania (Cost $1,189,888)
HTA Group Ltd., 7.000%, 12/18/2025		1,300,000	1,223,300	2.05
			1,223,300	2.05

Turkey (Cost $1,470,944)
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		1,530,000	1,455,385	2.44
			1,455,385	2.44

Venezuela (Cost $16,453,221)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		18,697,500	4,954,838	8.29
			4,954,838	8.29

Total Debt Securities (Cost $129,160,055)			56,866,549	95.19

Total Investments (Total Cost $129,160,055)			56,866,549	95.19
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,872,962	4.81

Net Assets			$59,739,511	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

[2]	Security is a Level 3 investment.

[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[4]	Issuer has defaulted on terms of debt obligation.

[5]	Maturity has been extended under the terms of a plan of reorganization.

[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[7]	Zero coupon bond.

[8]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Percentages shown are based on net assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$42,130,351	$272,727	$42,403,078
Corporate Convertible Bonds	—	395,157	—	395,157
Financial Certificates	—	4,792,458	—	4,792,458
Government Agencies	—	8,378,273	—	8,378,273
Government Bonds	—	897,583	—	897,583

Total Debt Securities	—	56,593,822	272,727	56,866,549

Total Investments	$—	$56,593,822	$272,727	$56,866,549

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value

Corporate Bonds

Brazil	$—	$—	$272,727	$—	$—	$—	$—	$—	$272,727	$—

Total	$—	$—	$272,727	$—	$—	$—	$—	$—	$272,727	$—

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input

Corporate Bonds	$272,727	Priced at cost	Cost Price

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $2,075,314)
B3 S.A. - Brasil Bolsa Balcao	BRL	106,260	$248,831	0.93
Banco do Brasil S.A.	BRL	19,300	165,844	0.62
Magazine Luiza S.A.*	BRL	638,100	427,293	1.60
MercadoLibre, Inc.*		232	296,378	1.11
Petroleo Brasileiro S.A. ADR		51,441	546,303	2.04
Sao Martinho S.A.	BRL	24,300	152,977	0.57
Vale S.A.	BRL	16,080	233,408	0.87
			2,071,034	7.74

China (Cost $9,504,637)
Alibaba Group Holding Ltd.*	HKD	60,500	634,602	2.37
ANTA Sports Products Ltd.	HKD	48,800	606,743	2.27
Baidu, Inc. ADR*		4,938	595,572	2.22
Baidu, Inc., Class A*	HKD	34,250	515,355	1.93
China International Capital Corp. Ltd., Class H2	HKD	284,000	597,145	2.23
China Vanke Co. Ltd., Class H	HKD	440,300	687,697	2.57
JD.com, Inc., Class A	HKD	10,073	178,931	0.67
Meituan, Class B*,2	HKD	70,740	1,207,268	4.51
NARI Technology Co. Ltd., Class A	CNH	44,120	166,653	0.62
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	39,897	356,423	1.33
Tencent Holdings Ltd.	HKD	44,600	1,972,981	7.37
Wuxi Biologics Cayman, Inc.*,2	HKD	17,000	101,692	0.38
Yum China Holdings, Inc.		12,166	744,316	2.78
Zijin Mining Group Co. Ltd., Class H	HKD	380,000	638,274	2.38
			9,003,652	33.63

India (Cost $3,430,551)
HDFC Bank Ltd. ADR		15,292	1,067,381	3.99
Hindalco Industries Ltd.	INR	53,654	287,429	1.07
ICICI Bank Ltd. ADR		17,268	392,847	1.47
Infosys Ltd. ADR		29,616	460,233	1.72
Larsen & Toubro Ltd.	INR	8,352	241,686	0.90
Maruti Suzuki India Ltd.	INR	5,833	613,250	2.29
Reliance Industries Ltd.	INR	12,864	381,618	1.43
			3,444,444	12.87

Indonesia (Cost $358,408)
Bank Central Asia Tbk PT	IDR	642,800	397,307	1.48
			397,307	1.48

Mexico (Cost $1,103,354)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	24,700	213,596	0.80
Wal-Mart de Mexico S.A.B. de C.V.	MXN	232,950	939,211	3.51
			1,152,807	4.31

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (Cost $2,514,310)
Gazprom PJSC[3]	RUB	84,440	$—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC*,4	RUB	528,670	1	—
			1	—

Saudi Arabia (Cost $1,063,332)
Saudi Arabian Oil Co.[2]	SAR	121,752	1,169,825	4.37
			1,169,825	4.37

South Africa (Cost $436,281)
Clicks Group Ltd.	ZAR	16,144	235,955	0.88
Naspers Ltd., Class N	ZAR	916	163,609	0.61
			399,564	1.49

South Korea (Cost $3,092,112)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	KRW	6,637	422,605	1.58
LG Chem Ltd.	KRW	545	303,919	1.13
LG H&H Co. Ltd.	KRW	549	255,754	0.96
NAVER Corp.	KRW	2,103	305,240	1.14
Samsung Biologics Co. Ltd.*,2	KRW	703	411,489	1.54
Samsung Electronics Co. Ltd.	KRW	26,094	1,285,610	4.80
			2,984,617	11.15

Taiwan (Cost $2,649,960)
Delta Electronics, Inc.	TWD	28,000	275,122	1.03
Hon Hai Precision Industry Co. Ltd.	TWD	80,000	272,407	1.02
MediaTek, Inc.	TWD	19,000	412,917	1.54
Realtek Semiconductor Corp.	TWD	13,000	152,873	0.57
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	104,021	1,705,892	6.37
			2,819,211	10.53

United Arab Emirates (Cost $1,101,735)
Aldar Properties PJSC	AED	220,220	324,287	1.21
Dubai Islamic Bank PJSC	AED	246,884	374,761	1.40
Emaar Properties PJSC	AED	253,493	410,194	1.53
			1,109,242	4.14

Total Common Stocks (Cost $27,329,994)			24,551,704	91.71

Preferred Stocks

Brazil (Cost $393,785)
Gerdau S.A. ADR, 2.874%[5]		26,095	130,214	0.49

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Brazil (continued)
Itau Unibanco Holding S.A. ADR*		54,696	$281,685	1.05
			411,899	1.54

Total Preferred Stocks (Cost $393,785)			411,899	1.54

Total Investments (Total Cost $27,723,779)			24,963,603	93.25

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,808,302	6.75

Net Assets			$26,771,905	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security has been deemed worthless and is a Level 3 investment.

[4]	Security is a Level 3 investment.

[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2023, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	12.7%
Consumer Discretionary	18.2
Consumer Staples	5.9
Energy	7.8
Financials	14.0
Health Care	1.9
Industrials	4.4
Information Technology	17.1
Materials	5.9
Real Estate	5.3
Total Investments	93.2
Other Assets Less Liabilities	6.8
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$2,071,034	$ —	$—	$ 2,071,034
China	1,339,888	7,663,764	—	9,003,652
India	1,920,461	1,523,983	—	3,444,444
Indonesia	—	397,307	—	397,307
Mexico	1,152,807	—	—	1,152,807
Russian Federation	—	—	1	1
Saudi Arabia	—	1,169,825	—	1,169,825
South Africa	—	399,564	—	399,564
South Korea	—	2,984,617	—	2,984,617
Taiwan	—	2,819,211	—	2,819,211
United Arab Emirates	—	1,109,242	—	1,109,242

Total Common Stocks	6,484,190	18,067,513	1	24,551,704
Preferred Stocks
Brazil	411,899	—	—	411,899

Total Investments	$6,896,089	$18,067,513	$ 1	$24,963,603

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value

Common Stock

Russian Federation	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—

Total	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input

Common Stock	$1	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,576)

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $95,713)
Globant S.A.*		600	$94,122	1.05
			94,122	1.05

Brazil (Cost $571,315)
Arezzo Industria e Comercio S.A.	BRL	7,400	98,483	1.10
Sinqia S.A.*	BRL	57,700	184,166	2.05
TOTVS S.A.*	BRL	30,300	155,880	1.73
Zenvia, Inc., Class A*		15,700	13,659	0.15
			452,188	5.03

China (Cost $2,001,528)
A-Living Smart City Services Co. Ltd.[2]	HKD	67,750	54,367	0.61
Baozun, Inc. ADR*		10,790	49,957	0.56
CIMC Enric Holdings Ltd.	HKD	218,000	200,891	2.23
Fu Shou Yuan International Group Ltd.	HKD	281,000	228,625	2.54
Hongfa Technology Co. Ltd., Class A	CNH	61,500	278,246	3.09
JNBY Design Ltd.	HKD	216,500	239,029	2.66
Noah Holdings Ltd. ADR*		11,800	187,148	2.08
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	323,500	247,508	2.75
			1,485,771	16.52

India (Cost $2,104,596)
Aarti Industries Ltd.	INR	21,377	147,443	1.64
APL Apollo Tubes Ltd.	INR	9,477	138,454	1.54
Granules India Ltd.	INR	60,723	223,400	2.49
Indian Energy Exchange Ltd.[2]	INR	168,944	323,844	3.60
JB Chemicals & Pharmaceuticals Ltd.	INR	4,013	104,649	1.16
Multi Commodity Exchange of India Ltd.	INR	12,171	208,822	2.32
PB Fintech Ltd.*	INR	25,401	186,679	2.08
Prince Pipes & Fittings Ltd.	INR	23,054	166,708	1.85
Quess Corp. Ltd.[2]	INR	59,055	262,530	2.92
Radico Khaitan Ltd.	INR	11,148	153,732	1.71
			1,916,261	21.31

Indonesia (Cost $267,059)
Ciputra Development Tbk PT	IDR	2,912,900	197,565	2.20
Indofood CBP Sukses Makmur Tbk PT	IDR	133,700	96,238	1.07
			293,803	3.27

Kazakhstan (Cost $124,184)
NAC Kazatomprom JSC GDR (Registered)		4,221	119,898	1.33
			119,898	1.33

Kuwait (Cost $136,350)
Humansoft Holding Co. K.S.C.*	KWD	12,148	155,310	1.73
			155,310	1.73

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Malaysia (Cost $446,712)
AGMO HOLDINGS Bhd.*	MYR	199	$28	—
My EG Services Bhd.	MYR	2,141,724	380,136	4.23
			380,164	4.23

Mexico (Cost $221,903)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	106,800	88,745	0.99
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,200	192,456	2.14
			281,201	3.13

Peru (Cost $134,835)
Alicorp S.A.A.	PEN	82,189	142,145	1.58
			142,145	1.58

Poland (Cost $145,323)
Dino Polska S.A.*,2	PLN	2,071	211,070	2.35
			211,070	2.35

Russian Federation (Cost $586,207)
Detsky Mir PJSC*,2,3,4	RUB	131,200	—	—
Fix Price Group PLC GDR*,2,4,5		24,412	2	—
Fix Price Group PLC GDR (Registered)*,5		16,317	2	—
			4	—

South Africa (Cost $200,448)
Karooooo Ltd.		7,218	168,035	1.87
			168,035	1.87

South Korea (Cost $1,462,953)
Classys, Inc.	KRW	11,017	195,980	2.18
Dentium Co. Ltd.	KRW	3,308	357,737	3.98
Eugene Technology Co. Ltd.	KRW	6,743	145,989	1.62
Hana Materials, Inc.	KRW	4,855	155,274	1.73
Hansol Chemical Co. Ltd.	KRW	1,991	332,269	3.70
KoMiCo Ltd.	KRW	8,018	261,225	2.90
Park Systems Corp.	KRW	1,709	187,461	2.08
			1,635,935	18.19

Taiwan (Cost $1,255,700)
Andes Technology Corp.	TWD	16,000	237,110	2.64
E Ink Holdings, Inc.	TWD	51,000	317,519	3.53
eCloudvalley Digital Technology Co. Ltd.	TWD	42,977	189,854	2.11
Parade Technologies Ltd.	TWD	5,000	153,757	1.71
Poya International Co. Ltd.	TWD	11,755	220,531	2.45
Silergy Corp.	TWD	5,000	79,626	0.88
Sinbon Electronics Co. Ltd.	TWD	13,000	144,572	1.61
			1,342,969	14.93

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $70,641)
Americana Restaurants International PLC	AED	86,516	$92,333	1.03
			92,333	1.03

Total Common Stocks (Cost $9,825,467)			8,771,209	97.55

Total Investments (Total Cost $9,825,467)			8,771,209	97.55

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			220,067	2.45

Net Assets			$8,991,276	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security has been deemed worthless and is a Level 3 investment.

[4]

Restricted security that has been deemed illiquid. At April 30, 2023 the value of these restricted illiquid securities amount to $2 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Detsky Mir PJSC	5/7/21-2/2/22	$258,305

Fix Price Group PLC GDR	3/5/21-12/17/21	235,528

[5]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2023, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	14.8%
Consumer Staples	6.7
Energy	1.3
Financials	10.1
Health Care	10.8
Industrials	16.5
Information Technology	27.7
Materials	6.9
Real Estate	2.8
Total Investments	97.6
Other Assets Less Liabilities	2.4
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$94,122	$—	$—	$94,122
Brazil	452,188	—	—	452,188
China	237,105	1,248,666	—	1,485,771
India	—	1,916,261	—	1,916,261
Indonesia	—	293,803	—	293,803
Kazakhstan	—	119,898	—	119,898
Kuwait	—	155,310	—	155,310
Malaysia	—	380,164	—	380,164
Mexico	281,201	—	—	281,201
Peru	142,145	—	—	142,145
Poland	—	211,070	—	211,070
Russian Federation	—	—	4	4
South Africa	168,035	—	—	168,035
South Korea	—	1,635,935	—	1,635,935
Taiwan	—	1,342,969	—	1,342,969
United Arab Emirates	—	92,333	—	92,333

Total Common Stocks	1,374,796	7,396,409	4	8,771,209
Total Investments	$1,374,796	$7,396,409	$4	$8,771,209

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value
Common Stock

Russian Federation	$4	$—	$—	$—	$—	$—	$—	$—	$4	$—

Total	$4	$—	$—	$—	$—	$—	$—	$—	$4	$—

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2023	Valuation Technique	Unobservable Input
Common Stock	$4	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $1,229,830)
Globant S.A.*		6,650	$1,043,186	1.47
			1,043,186	1.47

Cambodia (Cost $1,003,503)
NagaCorp. Ltd.*	HKD	1,323,493	1,071,400	1.51
			1,071,400	1.51

Egypt (Cost $1,104,122)
Commercial International Bank Egypt S.A.E. GDR (Registered)		425,000	513,918	0.73
Fertiglobe PLC	AED	468,385	490,408	0.69
			1,004,326	1.42

Georgia (Cost $844,178)
Bank of Georgia Group PLC	GBP	25,738	957,718	1.35
			957,718	1.35

Ghana (Cost $515,377)
Kosmos Energy Ltd.*		86,400	552,960	0.78
			552,960	0.78

Iceland (Cost $2,828,209)
Arion Banki HF2	ISK	1,816,644	1,907,357	2.69
Marel HF	ISK	171,432	738,627	1.04
			2,645,984	3.73

Kazakhstan (Cost $3,310,250)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		67,861	910,680	1.28
Kaspi.KZ JSC GDR (Registered)		40,156	3,315,431	4.68
			4,226,111	5.96

Kenya (Cost $1,830,638)
Equity Group Holdings PLC	KES	1,733,900	585,426	0.83
Safaricom PLC	KES	4,024,600	488,864	0.69
			1,074,290	1.52

Kuwait (Cost $3,751,442)
Humansoft Holding Co. K.S.C.*	KWD	122,955	1,571,962	2.22
National Bank of Kuwait S.A.K.P.	KWD	762,040	2,497,297	3.52
			4,069,259	5.74

Mauritius (Cost $1,284,631)
MCB Group Ltd.	MUR	190,485	1,292,667	1.82
			1,292,667	1.82

Morocco (Cost $4,021,675)
Attijariwafa Bank	MAD	43,594	1,754,921	2.48
Itissalat Al-Maghrib	MAD	48,300	389,439	0.55
Label Vie	MAD	2,815	1,243,745	1.75
			3,388,105	4.78

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Nigeria (Cost $716,702)
Airtel Africa PLC[2]	GBP	485,250	$733,502	1.03
			733,502	1.03

Pakistan (Cost $954,129)
Systems Ltd.*	PKR	550,369	882,632	1.24
			882,632	1.24

Peru (Cost $1,315,642)
Credicorp Ltd.		10,620	1,438,798	2.03
			1,438,798	2.03

Philippines (Cost $5,040,108)
ACEN Corp.*	PHP	284,640	30,984	0.04
Ayala Corp.	PHP	75,110	869,005	1.23
BDO Unibank, Inc.	PHP	945,172	2,466,120	3.48
SM Prime Holdings, Inc.	PHP	2,083,800	1,278,106	1.80
Wilcon Depot, Inc.	PHP	1,162,000	608,836	0.86
			5,253,051	7.41

Qatar (Cost $6,534,714)
Industries Qatar QSC	QAR	212,314	744,990	1.05
Qatar Electricity & Water Co. QSC	QAR	176,011	810,559	1.14
Qatar Gas Transport Co. Ltd.	QAR	696,634	759,849	1.07
Qatar Islamic Bank S.A.Q.	QAR	217,233	1,067,815	1.51
Qatar National Bank QPSC	QAR	540,420	2,285,733	3.22
			5,668,946	7.99

Romania (Cost $3,091,444)
Banca Transilvania S.A.	RON	415,643	1,779,843	2.51
OMV Petrom S.A.	RON	12,218,944	1,325,472	1.87
			3,105,315	4.38

Saudi Arabia (Cost $1,434,625)
Al Hammadi Holding	SAR	49,204	732,827	1.03
United International Transportation Co.	SAR	66,812	1,062,686	1.50
			1,795,513	2.53

Slovenia (Cost $911,964)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	72,462	1,097,277	1.55
			1,097,277	1.55

United Arab Emirates (Cost $11,910,635)
Abu Dhabi Islamic Bank PJSC	AED	658,026	2,037,900	2.87
ADNOC Drilling Co. PJSC	AED	669,505	782,581	1.10
Al Ansari Financial Services PJSC*	AED	1,592,698	516,110	0.73
Aldar Properties PJSC	AED	975,531	1,436,527	2.03
Americana Restaurants International PLC	AED	341,282	364,227	0.51
Dubai Electricity & Water Authority PJSC	AED	2,028,130	1,369,397	1.93
Dubai Islamic Bank PJSC	AED	713,010	1,082,323	1.53

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Emaar Properties PJSC	AED	1,073,968	$1,737,861	2.45
Emirates Telecommunications Group Co. PJSC	AED	240,900	1,575,395	2.22
First Abu Dhabi Bank PJSC	AED	363,954	1,407,326	1.99
			12,309,647	17.36

Vietnam (Cost $8,595,739)
Bank for Foreign Trade of Vietnam JSC*	VND	403,000	1,556,709	2.19
FPT Corp.	VND	717,857	2,375,680	3.35
Military Commercial Joint Stock Bank*	VND	691,154	546,268	0.77
Phu Nhuan Jewelry JSC	VND	225,866	742,301	1.05
Vingroup JSC*	VND	476,849	1,061,335	1.50
Vinhomes JSC[2]	VND	832,311	1,763,803	2.49
			8,046,096	11.35

Total Common Stocks (Cost $62,229,557)			61,656,783	86.95

Preferred Stocks

Colombia (Cost $746,437)
Bancolombia S.A. ADR, 11.36%[3]		28,630	701,435	0.99
			701,435	0.99

Total Preferred Stocks (Cost $746,437)			701,435	0.99

Investment Companies

Vietnam Enterprise Investments Ltd., Class C *	GBP	146,793	983,374	1.39
Total Investment Companies (Cost $1,000,038)			983,374	1.39

Total Investments (Total Cost $63,976,032)			63,341,592	89.33

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			7,568,788	10.67

Net Assets			$70,910,380	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

At April 30, 2023, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	4.5%
Consumer Discretionary	6.1
Consumer Staples	1.8
Energy	4.8
Financials	46.1
Health Care	1.0
Industrials	4.8
Information Technology	6.1
Materials	0.7
Real Estate	10.3
Utilities	3.1
Total Investments	89.3
Other Assets Less Liabilities	10.7
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,043,186	$—	$—	$1,043,186
Cambodia	—	1,071,400	—	1,071,400
Egypt	—	1,004,326	—	1,004,326
Georgia	—	957,718	—	957,718
Ghana	552,960	—	—	552,960
Iceland	—	2,645,984	—	2,645,984
Kazakhstan	—	4,226,111	—	4,226,111
Kenya	—	1,074,290	—	1,074,290
Kuwait	—	4,069,259	—	4,069,259
Mauritius	—	1,292,667	—	1,292,667
Morocco	—	3,388,105	—	3,388,105
Nigeria	—	733,502	—	733,502
Pakistan	—	882,632	—	882,632
Peru	1,438,798	—	—	1,438,798
Philippines	—	5,253,051	—	5,253,051
Qatar	—	5,668,946	—	5,668,946
Romania	—	3,105,315	—	3,105,315
Saudi Arabia	—	1,795,513	—	1,795,513
Slovenia	—	1,097,277	—	1,097,277
United Arab Emirates	516,110	11,793,537	—	12,309,647
Vietnam	—	8,046,096	—	8,046,096

Total Common Stocks	3,551,054	58,105,729	—	61,656,783
Preferred Stocks
Colombia	701,435	—	—	701,435
Investment Companies
Vietnam	—	983,374	—	983,374
Total Investments	$4,252,489	$59,089,103	$—	$63,341,592

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$664

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $1,167,406)
Globant S.A.*		7,100	$1,113,777	1.01
			1,113,777	1.01

Brazil (Cost $4,836,594)
Arezzo Industria e Comercio S.A.	BRL	83,300	1,108,596	1.00
Localiza Rent a Car S.A.	BRL	157,100	1,827,132	1.65
TOTVS S.A.*	BRL	348,800	1,794,420	1.62
			4,730,148	4.27

China (Cost $42,651,050)
A-Living Smart City Services Co. Ltd.[2]	HKD	634,750	509,369	0.46
ANTA Sports Products Ltd.	HKD	212,200	2,638,336	2.38
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	225,670	968,756	0.88
China Merchants Bank Co. Ltd., Class H	HKD	264,500	1,272,370	1.15
China Vanke Co. Ltd., Class H	HKD	667,200	1,042,089	0.94
CIMC Enric Holdings Ltd.	HKD	914,000	842,268	0.76
ENN Energy Holdings Ltd.	HKD	109,500	1,499,401	1.35
Hongfa Technology Co. Ltd., Class A	CNH	438,111	1,982,158	1.79
JD.com, Inc. ADR		43,012	1,536,389	1.39
JD.com, Inc., Class A	HKD	3,473	61,692	0.06
Lufax Holding Ltd. ADR		529,764	900,599	0.81
Meituan, Class B*,2	HKD	167,730	2,862,526	2.59
Midea Group Co. Ltd., Class A	CNH	144,350	1,186,016	1.07
NARI Technology Co. Ltd., Class A	CNH	289,300	1,092,765	0.99
NetEase, Inc. ADR		35,817	3,192,369	2.88
Prosus N.V.*	EUR	14,221	1,064,992	0.96
Tencent Holdings Ltd.	HKD	177,100	7,834,414	7.08
Wuliangye Yibin Co. Ltd., Class A	CNH	75,400	1,847,064	1.67
WuXi AppTec Co. Ltd., Class H2	HKD	158,500	1,395,859	1.26
Wuxi Biologics Cayman, Inc.*,2	HKD	171,000	1,022,898	0.92
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	2,389,000	1,827,814	1.65
			36,580,144	33.04

Hong Kong (Cost $2,230,970)
AIA Group Ltd.	HKD	211,800	2,310,989	2.09
			2,310,989	2.09

India (Cost $13,492,237)
Aarti Industries Ltd.	INR	168,080	1,159,296	1.05
Alkem Laboratories Ltd.	INR	25,141	1,081,128	0.98
Granules India Ltd.	INR	299,807	1,102,990	1.00
HDFC Bank Ltd. ADR		48,190	3,363,662	3.04
Hindalco Industries Ltd.	INR	189,685	1,016,159	0.92
ICICI Bank Ltd. ADR		61,035	1,388,546	1.25

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Indian Energy Exchange Ltd.[2]	INR	448,699	$860,098	0.78
Larsen & Toubro Ltd.	INR	37,733	1,091,897	0.98
Multi Commodity Exchange of India Ltd.	INR	59,503	1,020,912	0.92
PB Fintech Ltd.*	INR	154,991	1,139,070	1.03
Sun Pharmaceutical Industries Ltd.	INR	78,280	947,174	0.85
			14,170,932	12.80

Indonesia (Cost $702,182)
Indofood CBP Sukses Makmur Tbk PT	IDR	1,180,000	849,370	0.77
			849,370	0.77

Kazakhstan (Cost $2,549,451)
Kaspi.KZ JSC GDR (Registered)		17,971	1,483,754	1.34
NAC Kazatomprom JSC GDR (Registered)		33,768	959,180	0.87
			2,442,934	2.21

Mexico (Cost $5,200,999)
Fomento Economico Mexicano S.A.B. de C.V. ADR		45,730	4,436,724	4.01
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	58,900	1,047,945	0.95
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	153,100	1,323,952	1.19
			6,808,621	6.15

Peru (Cost $1,146,666)
Credicorp Ltd.		8,789	1,190,734	1.07
			1,190,734	1.07

Poland (Cost $1,391,891)
Dino Polska S.A.*,2	PLN	20,063	2,044,763	1.85
			2,044,763	1.85

Russian Federation (Cost $6,693,747)
Fix Price Group PLC GDR*,2,3,4		297,371	30	—
Fix Price Group PLC GDR (Registered)*,3		124,253	12	—
HeadHunter Group PLC ADR[3]		7,572	1	—
LUKOIL PJSC[5]	RUB	21,299	—	—
Yandex N.V., Class A*,3		24,800	2	—
			45	—

Saudi Arabia (Cost $2,448,177)
Elm Co.	SAR	9,689	1,145,535	1.03
Saudi British Bank (The)	SAR	130,231	1,261,817	1.14
			2,407,352	2.17

South Korea (Cost $11,519,575)
Classys, Inc.	KRW	84,148	1,496,899	1.35
Dentium Co. Ltd.	KRW	21,292	2,302,579	2.08
Hana Materials, Inc.	KRW	39,073	1,249,643	1.13
Hansol Chemical Co. Ltd.	KRW	14,038	2,342,738	2.12
KoMiCo Ltd.	KRW	23,733	773,218	0.70

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
South Korea (continued)
LG Chem Ltd.	KRW	1,854	$1,033,883	0.93
SK Hynix, Inc.	KRW	44,177	2,975,508	2.69
			12,174,468	11.00

Taiwan (Cost $17,834,689)
Andes Technology Corp.	TWD	65,000	963,260	0.87
E Ink Holdings, Inc.	TWD	252,000	1,568,918	1.42
Parade Technologies Ltd.	TWD	36,000	1,107,054	1.00
Poya International Co. Ltd.	TWD	63,000	1,181,920	1.07
Silergy Corp.	TWD	52,928	842,887	0.76
Sinbon Electronics Co. Ltd.	TWD	100,000	1,112,091	1.00
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	325,000	5,329,837	4.82
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		50,429	4,251,165	3.84
			16,357,132	14.78

United Arab Emirates (Cost $2,390,693)
Americana Restaurants International PLC	AED	1,077,995	1,150,471	1.04
Emaar Properties PJSC	AED	958,308	1,550,704	1.40
			2,701,175	2.44

Total Common Stocks (Cost $116,256,327)			105,882,584	95.65

Preferred Stocks

Brazil (Cost $2,247,156)
Petroleo Brasileiro S.A. ADR, 9.268%[6]		204,169	1,937,564	1.75
			1,937,564	1.75

South Korea (Cost $1,292,180)
LG Chem Ltd., 2.577%[6]	KRW	5,028	1,475,344	1.34
			1,475,344	1.34

Total Preferred Stocks (Cost $3,539,336)			3,412,908	3.09

Rights

Brazil (Cost $—)
Localiza Rent a Car S.A.*	BRL	713	2,453	—
			2,453	—

Total Rights (Cost $—)			2,453	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Equity-Linked Securities

China (Cost $325,435)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. *		69,200	$297,014	0.27
			297,014	0.27

Total Equity-Linked Securities (Cost $325,435)			297,014	0.27

Total Investments (Total Cost $120,121,098)			109,594,959	99.01

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,101,019	0.99

Net Assets			$110,695,978	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security is a Level 3 investment.

[4]

Restricted security that has been deemed illiquid. At April 30, 2023 the value of these restricted illiquid securities amount to $30 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Fix Price Group PLC GDR	3/10/21 - 4/20/21	$2,917,220

[5]	Security has been deemed worthless and is a Level 3 investment.
[6]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2023, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	10.0%
Consumer Discretionary	13.2
Consumer Staples	8.3
Energy	2.6
Financials	15.8
Health Care	8.4
Industrials	7.1
Information Technology	21.9
Materials	7.5
Real Estate	2.8
Utilities	1.4
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 1,113,777	$—	$—	$1,113,777
Brazil	4,730,148	—	—	4,730,148
China	5,629,357	30,950,787	—	36,580,144
Hong Kong	—	2,310,989	—	2,310,989
India	4,752,208	9,418,724	—	14,170,932
Indonesia	—	849,370	—	849,370
Kazakhstan	—	2,442,934	—	2,442,934
Mexico	6,808,621	—	—	6,808,621
Peru	1,190,734	—	—	1,190,734
Poland	—	2,044,763	—	2,044,763
Russian Federation	—	—	45	45
Saudi Arabia	—	2,407,352	—	2,407,352
South Korea	—	12,174,468	—	12,174,468
Taiwan	4,251,165	12,105,967	—	16,357,132
United Arab Emirates	—	2,701,175	—	2,701,175

Total Common Stocks	28,476,010	77,406,529	45	105,882,584
Equity-Linked Securities
China	—	297,014	—	297,014
Preferred Stocks
Brazil	1,937,564	—	—	1,937,564
South Korea	—	1,475,344	—	1,475,344

Total Preferred Stocks	1,937,564	1,475,344	—	3,412,908
Rights
Brazil	2,453	—	—	2,453

Total Investments	$30,416,027	$79,178,887	$45	$109,594,959

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value

Common Stock

Russian Federation	$45	$—	$—	$—	$—	$—	$—	$—	$45	$—

Total	$45	$—	$—	$—	$—	$—	$—	$—	$45	$—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2023	Valuation Technique	Unobservable Input
Common Stock	$45	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Shares	Value	Assets

Common Stocks

Argentina (Cost $164,416)
Globant S.A.*		1,000	$156,870	1.45
			156,870	1.45

Brazil (Cost $519,509)
Arezzo Industria e Comercio S.A.	BRL	11,900	158,371	1.46
MercadoLibre, Inc.*		100	127,749	1.18
TOTVS S.A.*	BRL	40,300	207,325	1.91
			493,445	4.55

China (Cost $3,373,830)
ANTA Sports Products Ltd.	HKD	14,800	184,012	1.69
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	26,300	112,901	1.04
China Merchants Bank Co. Ltd., Class H	HKD	15,500	74,562	0.69
Hongfa Technology Co. Ltd., Class A	CNH	78,200	353,802	3.26
Meituan, Class B*,2	HKD	8,750	149,330	1.38
NARI Technology Co. Ltd., Class A	CNH	103,400	390,570	3.60
NetEase, Inc. ADR		3,022	269,351	2.48
Prosus N.V.*	EUR	755	56,541	0.52
Tencent Holdings Ltd.	HKD	17,500	774,152	7.13
WuXi AppTec Co. Ltd., Class H2	HKD	37,080	326,552	3.01
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	250,500	191,656	1.77
			2,883,429	26.57

Hong Kong (Cost $352,838)
AIA Group Ltd.	HKD	35,200	384,074	3.54
			384,074	3.54

India (Cost $1,163,576)
Alkem Laboratories Ltd.	INR	3,754	161,432	1.49
Granules India Ltd.	INR	51,294	188,711	1.74
HDFC Bank Ltd. ADR		6,391	446,092	4.11
ICICI Bank Ltd. ADR		8,083	183,888	1.69
PB Fintech Ltd.*	INR	22,802	167,578	1.54
Quess Corp. Ltd.[2]	INR	22,951	102,029	0.94
			1,249,730	11.51

Malaysia (Cost $185,681)
AGMO HOLDINGS Bhd.*	MYR	105	15	—
My EG Services Bhd.	MYR	1,132,180	200,951	1.85
			200,966	1.85

Mexico (Cost $470,491)
Fomento Economico Mexicano S.A.B. de C.V. ADR		5,104	495,190	4.56
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	191,112	1.76
			686,302	6.32

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Shares	Value	Assets

Peru (Cost $181,504)
Credicorp Ltd.		1,404	$190,214	1.75
			190,214	1.75

Poland (Cost $194,305)
Dino Polska S.A.*,2	PLN	2,912	296,783	2.73
			296,783	2.73

Russian Federation (Cost $686,783)
Fix Price Group PLC GDR*,2,3,4		56,671	6	—
HeadHunter Group PLC ADR[5]		1,035	—	—
Yandex N.V., Class A*,5		2,600	—	—
			6	—

Saudi Arabia (Cost $176,835)
Elm Co.	SAR	1,516	179,237	1.65
			179,237	1.65

South Korea (Cost $922,183)
Dentium Co. Ltd.	KRW	3,895	421,217	3.88
Hansol Chemical Co. Ltd.	KRW	2,180	363,810	3.35
LG Chem Ltd.	KRW	321	179,006	1.65
SK Hynix, Inc.	KRW	2,865	192,970	1.78
			1,157,003	10.66

Taiwan (Cost $1,954,634)
Andes Technology Corp.	TWD	13,000	192,652	1.78
E Ink Holdings, Inc.	TWD	57,000	354,874	3.27
Parade Technologies Ltd.	TWD	5,000	153,758	1.42
Poya International Co. Ltd.	TWD	11,000	206,367	1.90
Silergy Corp.	TWD	8,000	127,401	1.17
Sinbon Electronics Co. Ltd.	TWD	23,000	255,781	2.36
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	30,000	491,985	4.53
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,607	472,670	4.35
			2,255,488	20.78

United Arab Emirates (Cost $190,027)
Abu Dhabi Islamic Bank PJSC	AED	40,505	125,444	1.16
Americana Restaurants International PLC	AED	105,731	112,839	1.04
			238,283	2.20

Total Common Stocks (Cost $10,536,612)			10,371,830	95.56

Preferred Stocks

South Korea (Cost $285,791)
LG Chem Ltd., 2.580%[6]	KRW	916	268,778	2.47
			268,778	2.47

Total Preferred Stocks (Cost $285,791)			268,778	2.47

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Shares	Value	Assets

Equity-Linked Securities

China (Cost $30,155)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. *		6,000	$25,753	0.24
			25,753	0.24

Total Equity-Linked Securities (Cost $30,155)			25,753	0.24

Total Investments (Total Cost $10,852,558)			10,666,361	98.27

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			187,505	1.73

Net Assets			$10,853,866	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Security is a Level 3 investment.

[4]

Restricted security that has been deemed illiquid. At April 30, 2023 the value of these restricted illiquid securities amount to $6 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Fix Price Group PLC GDR	3/5/21-3/10/21	$556,805

[5]	Security has been deemed worthless and is a Level 3 investment.

[6]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2023, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:

Sector	Percentage of Net Assets

Communication Services	9.6%
Consumer Discretionary	10.9
Consumer Staples	7.3
Financials	16.2
Health Care	10.1
Industrials	9.7
Information Technology	25.7
Materials	8.8

Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$156,870	$—	$—	$156,870
Brazil	493,445	—	—	493,445
China	269,351	2,614,078	—	2,883,429
Hong Kong	—	384,074	—	384,074
India	629,980	619,750	—	1,249,730
Malaysia	—	200,966	—	200,966
Mexico	686,302	—	—	686,302
Peru	190,214	—	—	190,214
Poland	—	296,783	—	296,783
Russian Federation	—	—	6	6
Saudi Arabia	—	179,237	—	179,237
South Korea	—	1,157,003	—	1,157,003
Taiwan	472,670	1,782,818	—	2,255,488
United Arab Emirates	—	238,283	—	238,283

Total Common Stocks	2,898,832	7,472,992	6	10,371,830
Equity-Linked Securities
China	—	25,753	—	25,753
Preferred Stocks
South Korea	—	268,778	—	268,778

Total Investments	$2,898,832	$7,767,523	$ 6	$10,666,361

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

										Change in
										Unrealized
										Appreciation
						Change in				(Depreciation)
	Beginning	Accrued			Realized	Unrealized	Transfers	Transfers	Ending	from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2022	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 04/30/2023	04/30/2023

Investments, at value

Common Stock

Russian Federation	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—

Total	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
	04/30/2023	Technique	Input
Common Stock	$6	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Debt Securities

Brazil (Cost $1,185,573)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$196,216	2.06
BRF GmbH, 4.350%, 09/29/2026		200,000	174,041	1.83
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 2.500%, 01/15/2027		200,000	178,082	1.87
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	181,496	1.90
St Marys Cement, Inc., 5.750%, 01/28/2027		200,000	199,045	2.09
Unigel Luxembourg S.A., 8.750%, 10/01/2026		200,000	184,401	1.94
			1,113,281	11.69

Chile (Cost $384,572)
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		200,000	186,808	1.96
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	198,108	2.08
			384,916	4.04

China (Cost $611,740)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,634	2.08
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 6.502%, 07/03/2023		210,000	209,530	2.20
Tencent Holdings Ltd., (Floating, ICE LIBOR USD 3M + 0.910%), 6.121%, 04/11/2024		200,000	199,987	2.10
			607,151	6.38

Colombia (Cost $246,871)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	134,295	1.41
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	94,725	1.00
			229,020	2.41

Czech Republic (Cost $92,531)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	103,243	1.08
			103,243	1.08

Hong Kong (Cost $394,287)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	187,817	1.97
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	205,768	2.16
			393,585	4.13

India (Cost $798,017)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	199,000	2.09
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	196,810	2.07
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	187,300	1.97
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	202,974	2.13
			786,084	8.26

Indonesia (Cost $599,301)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	182,786	1.92

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Indonesia (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	$395,320	4.15
			578,106	6.07

Jordan (Cost $203,280)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	189,354	1.99
			189,354	1.99

Kazakhstan (Cost $367,995)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	189,799	2.00
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	178,250	1.87
			368,049	3.87

Kuwait (Cost $210,056)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	198,500	2.09
			198,500	2.09

Malaysia (Cost $189,118)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	189,538	1.99
			189,538	1.99

Mexico (Cost $562,838)
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	326,053	3.43
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	192,523	2.02
			518,576	5.45

Oman (Cost $609,529)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	192,720	2.03
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	199,380	2.09
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	199,248	2.09
			591,348	6.21

Panama (Cost $202,782)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	184,750	1.94
			184,750	1.94

Peru (Cost $385,588)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	188,066	1.98
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	184,199	1.93
			372,265	3.91

Saudi Arabia (Cost $578,589)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	248,832	2.61
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	320,955	3.37
			569,787	5.98

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

				% of Net
	Currency[1]	Par	Value	Assets

Singapore (Cost $189,208)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	$189,662	1.99
			189,662	1.99

South Africa (Cost $784,096)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		200,000	199,104	2.09
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		200,000	119,000	1.25
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	199,040	2.09
Prosus N.V., 3.257%, 01/19/2027		205,000	187,473	1.97
			704,617	7.40

Thailand (Cost $204,806)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	205,176	2.16
			205,176	2.16

United Arab Emirates (Cost $659,905)
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		145,874	136,184	1.43
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	197,976	2.08
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	317,519	3.33
			651,679	6.84

Total Debt Securities (Cost $9,460,682)			9,128,687	95.88

Total Investments (Total Cost $9,460,682)			9,128,687	95.88
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			392,492	4.12

Net Assets			$9,521,179	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Percentages shown are based on net assets.

At April 30, 2023, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/07/2023	Barclays	United States Dollar	104,074	Euro	94,651	$(464)

Subtotal Depreciation						(464)

Total						$(464)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$7,330,930	$—	$7,330,930
Financial Certificates	—	248,832	—	248,832
Government Agencies	—	1,364,175	—	1,364,175
Municipal Bonds	—	184,750	—	184,750

Total Debt Securities	—	9,128,687	—	9,128,687

Total Investments	$—	$9,128,687	$—	$9,128,687

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(464)	$—	$(464)

Total Other Financial Instruments	$—	$(464)	$—	$(464)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2023:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(464)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as
Hedging Instruments
Foreign
Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(37,674)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 1,050

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,134,390)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury
Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	$199,000	1.13
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A.
Finance, Inc., 3.625%, 01/15/2032[3]		200,000	167,938	0.95
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	218,949	1.24
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	210,058	1.19
Vale Overseas Ltd., 8.250%, 01/17/2034		190,000	221,156	1.26
			1,017,101	5.77

Chile (Cost $1,105,173)
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		200,000	186,718	1.06
Cencosud S.A., 6.625%, 02/12/2045		200,000	199,500	1.13
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	260,295	1.48
GNL Quintero S.A., 4.634%, 07/31/2029		175,904	171,198	0.97
Inversiones CMPC S.A., 3.850%, 01/13/2030		200,000	180,148	1.02
			997,859	5.66

China (Cost $765,155)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 6.502%, 07/03/2023		210,000	209,530	1.19
Tencent Holdings Ltd., (Floating, ICE LIBOR USD 3M + 0.910%), 6.121%, 04/11/2024		200,000	199,987	1.13
Tencent Holdings Ltd., 3.975%, 04/11/2029		200,000	189,754	1.08
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[4]		200,000	165,200	0.94
			764,471	4.34

Czech Republic (Cost $265,782)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	275,000	283,918	1.61
			283,918	1.61

Hong Kong (Cost $407,283)
Phoenix Lead Ltd., 4.850%, 08/23/2023		200,000	170,000	0.96
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	205,768	1.17
			375,768	2.13

India (Cost $1,422,387)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	195,717	1.11
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	196,810	1.12
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	174,231	0.99
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		200,000	176,234	1.00
NTPC Ltd., 4.500%, 03/19/2028		200,000	196,970	1.12
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	227,999	1.29
Reliance Industries Ltd., 2.875%, 01/12/2032		250,000	209,344	1.19
			1,377,305	7.82

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $1,306,715)
Freeport Indonesia PT, 4.763%, 04/14/2027		200,000	$197,051	1.12
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		200,000	197,660	1.12
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	337,837	1.92
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	205,659	1.17
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	195,017	1.10
			1,133,224	6.43

Israel (Cost $1,346,532)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,3]		200,000	167,246	0.95
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	214,061	1.21
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		135,000	125,045	0.71
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		310,000	264,198	1.50
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	200,000	185,119	1.05
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	198,980	1.13
			1,154,649	6.55

Jordan (Cost $189,424)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	189,354	1.08
			189,354	1.08

Kazakhstan (Cost $462,877)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	177,544	1.01
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	178,250	1.01
			355,794	2.02

Kuwait (Cost $712,734)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	204,777	1.17
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		490,000	449,614	2.55
			654,391	3.72

Malaysia (Cost $190,309)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	189,538	1.08
			189,538	1.08

Mexico (Cost $2,356,850)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	198,863	1.13
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		420,000	419,335	2.38
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	176,463	1.00
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		233,985	223,985	1.27

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	$248,597	1.41
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		187,963	183,499	1.04
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	299,931	1.70
Trust Fibra Uno, 4.869%, 01/15/2030		325,000	275,430	1.57
			2,026,103	11.50

Panama (Cost $590,921)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	251,578	1.43
Telecomunicaciones Digitales S.A., 4.500%, 01/30/2030		280,000	229,600	1.30
			481,178	2.73

Peru (Cost $914,320)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[2]		290,000	254,371	1.44
InRetail Consumer, 3.250%, 03/22/2028		250,000	214,750	1.22
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	184,199	1.05
Minsur S.A., 4.500%, 10/28/2031		200,000	174,086	0.99
			827,406	4.70

Qatar (Cost $597,442)
ABQ Finance Ltd., 3.125%, 09/24/2024		200,000	193,374	1.10
Doha Finance Ltd., 2.375%, 03/31/2026		200,000	184,500	1.04
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.184%, 02/07/2025		200,000	200,634	1.14
			578,508	3.28

Saudi Arabia (Cost $1,130,020)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,390	293,356	1.67
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	194,400	1.10
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		400,000	344,500	1.96
Saudi Arabian Oil Co., 4.250%, 04/16/2039		260,000	238,296	1.35
			1,070,552	6.08

Singapore (Cost $440,163)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	189,661	1.08
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	235,271	1.33
			424,932	2.41

South Africa (Cost $939,714)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	180,580	1.03
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	296,959	1.69
Prosus N.V., 3.680%, 01/21/2030		400,000	340,660	1.93
			818,199	4.65

South Korea (Cost $393,486)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield
Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[2]		200,000	192,748	1.09

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Korea (continued)
Shinhan Bank Co. Ltd., 4.375%, 04/13/2032		200,000	$184,842	1.05
			377,590	2.14

Thailand (Cost $687,443)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	216,621	1.23
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		255,000	212,796	1.21
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	183,535	1.04
			612,952	3.48

United Arab Emirates (Cost $1,185,465)
BOS Funding Ltd., 7.000%, 03/14/2028		200,000	202,472	1.15
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	340,230	1.93
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		200,000	188,500	1.07
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		189,970	155,722	0.89
Mashreqbank PSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.997%), 7.875%, 02/24/2033[2]		200,000	208,000	1.18
			1,094,924	6.22

Total Debt Securities (Cost $18,544,585)			16,805,716	95.40

Total Investments in Securities (Cost $18,544,585)			16,805,716	95.40

Total Investments (Total Cost $18,544,585)			16,805,716	95.40

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			810,173	4.60

Net Assets			$17,615,889	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond.

Percentages shown are based on net assets.

At April 30, 2023, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/07/2023	Barclays	United States Dollar	472,232	Euro	429,478	$(2,106)

Subtotal Depreciation						(2,106)

Total						$(2,106)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$13,639,354	$—	$13,639,354
Corporate Convertible Bonds	—	987,168	—	987,168
Financial Certificates	—	735,264	—	735,264
Government Agencies	—	1,443,930	—	1,443,930

Total Debt Securities	—	16,805,716	—	16,805,716
Total Investments	$—	$16,805,716	$—	$16,805,716

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,106)	$—	$(2,106)
Total Other Financial Instruments	$—	$(2,106)	$—	$(2,106)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2023:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,106)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(106,953)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 2,543

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

	Currency	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,137,128)
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	$222,282	3.11
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	220,335	3.09
Oi S.A., 0.000%, 07/15/2024[1,2]		29,091	—	—
Oi S.A., 10.000%, (100% Cash), 07/27/2025[2,3]		290,000	21,569	0.30
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	201,250	2.82
			665,436	9.32

Chile (Cost $362,251)
Banco de Chile, 2.990%, 12/09/2031		200,000	172,190	2.41
VTR Finance N.V., 6.375%, 07/15/2028		200,000	68,000	0.95
			240,190	3.36

China (Cost $1,139,977)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	53,612	0.75
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[3]		280,000	26,745	0.38
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[3]		280,000	26,874	0.38
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3]		290,000	17,400	0.24
			124,631	1.75

Ecuador (Cost $277,058)
International Airport Finance S.A., 12.000%, 03/15/2033		282,067	265,422	3.72
			265,422	3.72

Guatemala (Cost $176,241)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	158,387	2.22
			158,387	2.22

India (Cost $513,004)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		372,000	325,533	4.56
Greenko Power II Ltd., 4.300%, 12/13/2028		191,000	165,298	2.32
			490,831	6.88

Indonesia (Cost $151,659)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		200,000	172,947	2.42
			172,947	2.42

Israel (Cost $483,788)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[4,5]		200,000	174,744	2.45
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	247,240	3.46
			421,984	5.91

Kuwait (Cost $428,690)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	204,776	2.87

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency	Par	Value	% of Net Assets
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[5]		200,000	$183,516	2.57
			388,292	5.44

Mexico (Cost $1,211,090)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[5]		260,000	245,960	3.45
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[5]		240,000	211,756	2.97
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	165,732	2.32
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	173,068	2.42
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	167,200	2.34
			963,716	13.50

Panama (Cost $199,005)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	175,000	2.45
			175,000	2.45

Peru (Cost $186,146)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	167,500	2.35
			167,500	2.35

Qatar (Cost $282,158)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.184%, 02/07/2025[5]		280,000	280,888	3.93
			280,888	3.93

Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 04/07/2026[3,6]		200,000	—	—
			—	—

South Africa (Cost $589,831)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[5]		200,000	182,808	2.56
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	208,992	2.93
Prosus N.V., 3.680%, 01/21/2030		200,000	170,330	2.39
			562,130	7.88

Turkey (Cost $198,865)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	169,620	2.38
			169,620	2.38

United Arab Emirates (Cost $721,947)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	227,472	3.19
DP World Ltd., 6.850%, 07/02/2037		200,000	223,301	3.13

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Currency	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[5]		200,000	$199,288	2.79
			650,061	9.11

Total Debt Securities (Cost $8,243,467)			5,897,035	82.62

Total Investments in Securities (Cost $8,243,467)			5,897,035	82.62

Total Investments (Total Cost $8,243,467)			5,897,035	82.62

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,240,588	17.38

Net Assets			$7,137,623	100.00

[1]	Security is a Level 3 investment.
[2]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[6]	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$4,208,821	$—	$4,208,821
Corporate Convertible Bonds	—	815,268	—	815,268
Financial Certificates	—	707,648	—	707,648
Government Agencies	—	165,298	—	165,298

Total Debt Securities	—	5,897,035	—	5,897,035
Total Investments	$—	$5,897,035	$—	$5,897,035

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2023:

Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2023

Investments, at value

Corporate Bonds Brazil	$—	$—	$29,091	$—	$—	$—	$—	$—	$29,091	$—

Russian Federation	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$29,091	$—	$—	$—	$—	$—	$29,091	$—

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2023	Valuation Technique	Unobservable Input
Corporate Bonds	$—	Zero Priced Asset	Inputs to Model

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2023:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(25,792)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 1,042

* See Note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2023 (Unaudited)

1.	Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachu-setts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes twelve funds as of April 30, 2023, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.	Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.

The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(h) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2023, all inflation-indexed bonds were shown on the Schedule of Investments with their original par and stated coupon rate.

(i) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

3.	Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

On February 24, 2022, the Russian government invaded Ukraine, resulting in sanctions imposed upon various Russian entities and persons by the US and other governments. The Funds may invest in securities and instruments that are economically tied to Russia. Such investments may have been negatively impacted by such sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The reductions in liquidity in investments tied to Russia may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments tied to Russia that the Fund may no longer seek to hold. Ashmore will continue to actively manage these positions in the best interests of the Funds and their shareholders.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.	Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.

5.	Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

As of April 30, 2023, the Funds did not hold any reverse repurchase agreements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

6.	Capital share transactions

Transactions in Class A shares for the period ended April 30, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	168,963	$841,246	10,578		$50,309	(131,348)	$(623,026)	48,193	$268,529
Ashmore Emerging Markets Local Currency Bond Fund	40	250	—		—	(4)	(26)	36	224
Ashmore Emerging Markets Corporate Income Fund	48,849	261,318	32,132		171,753	(246,462)	(1,311,552)	(165,481)	(878,481)
Ashmore Emerging Markets Short Duration Fund	1,718,840	7,795,687	79,113		358,520	(737,820)	(3,299,043)	1,060,133	4,855,164
Ashmore Emerging Markets Active Equity Fund	50	415	66		463	(124,951)	(872,944)	(124,835)	(872,066)
Ashmore Emerging Markets Small-Cap Equity Fund	101,626	1,085,702	—		—	(102,285)	(1,108,571)	(659)	(22,869)
Ashmore Emerging Markets Frontier Equity Fund	22,947	192,193	904		7,353	(58,449)	(491,690)	(34,598)	(292,144)
Ashmore Emerging Markets Equity Fund	346,393	3,400,274	442		4,263	(249,722)	(2,450,402)	97,113	954,135
Ashmore Emerging Markets Equity ESG Fund	—	—	—	*	3	—	—	—	3
Ashmore Emerging Markets Short Duration Select Fund	—	—	2		18	—	—	2	18

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Investment Grade Income Fund	—	$—	3		$21	—	$—	3	$21
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	3		22	—	—	3	22

* Amount rounds to less than 0.5 shares.

Transactions in Class C shares for the period ended April 30, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	1,992	$9,489	4,968		$23,565	(56,418)	$(269,229)	(49,458)	$(236,175)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—		—	—	—	—	—
Ashmore Emerging Markets Corporate Income Fund	15,322	83,364	14,153		75,511	(87,083)	(464,252)	(57,608)	(305,377)
Ashmore Emerging Markets Short Duration Fund	—	—	3,319		14,371	(16,868)	(71,660)	(13,549)	(57,289)
Ashmore Emerging Markets Active Equity Fund	—	—	—	*	1	—	—	—	1
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—		—	(1,078)	(12,745)	(1,078)	(12,745)
Ashmore Emerging Markets Frontier Equity Fund	10,431	85,000	4		31	(20,842)	(169,734)	(10,407)	(84,703)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	—	$—	6		$55	(4,835)	$(44,670)	(4,829)	$(44,615)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	*	1	—	—	—	1
Ashmore Emerging Markets Short Duration Select Fund	—	—	2		14	—	—	2	14
Ashmore Emerging Markets Investment Grade Income Fund	—	—	2		18	—	—	2	18
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	3		20	—	—	3	20

* Amount rounds to less than 0.5 shares.

Transactions in Institutional Class shares for the period ended April 30, 2023, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	15,471,735	$75,498,606	2,822,846		$13,641,657	(27,155,340)	$(128,799,465)	(8,860,759)	$(39,659,202)
Ashmore Emerging Markets Local Currency Bond Fund	851,315	5,441,500	—		—	(205,717)	(1,296,644)	645,598	4,144,856
Ashmore Emerging Markets Corporate Income Fund	3,971,536	22,483,641	586,193		3,269,049	(6,545,680)	(36,478,354)	(1,987,951)	(10,725,664)
Ashmore Emerging Markets Short Duration Fund	1,706,489	7,922,769	132,700		591,006	(2,391,792)	(10,810,535)	(552,603)	(2,296,760)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Active Equity Fund	5,950,901	$43,047,255	15,645	$109,535	(14,410,926)	$(108,587,487)	(8,444,380)	$(65,430,697)
Ashmore Emerging Markets Small-Cap Equity Fund	92,469	1,325,232	—	—	(5,871)	(87,261)	86,598	1,237,971
Ashmore Emerging Markets Frontier Equity Fund	941,913	9,162,739	20,060	190,156	(1,284,305)	(12,519,677)	(322,332)	(3,166,782)
Ashmore Emerging Markets Equity Fund	3,097,794	29,843,837	33,458	310,564	(3,297,154)	(30,580,383)	(165,902)	(425,982)
Ashmore Emerging Markets Equity ESG Fund	—	—	3,957	36,682	—	—	3,957	36,682
Ashmore Emerging Markets Short Duration Select Fund	—	—	21,466	184,276	—	—	21,466	184,276
Ashmore Emerging Markets Investment Grade Income Fund	—	—	53,018	424,960	—	—	53,018	424,960
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	35,158	230,494	—	—	35,158	230,494

Transactions in Class A shares for the year ended October 31, 2022, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	135,533	$746,025	29,232	$161,915	(616,950)	$(3,388,400)	(452,185)	$(2,480,460)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Local Currency Bond Fund	—	$—	288	$1,965	(8,274)	$(53,145)	(7,986)	$(51,180)
Ashmore Emerging Markets Corporate Income Fund	463,186	2,972,787	73,956	460,197	(1,062,469)	(6,418,407)	(525,327)	(2,985,423)
Ashmore Emerging Markets Short Duration Fund	790,721	4,146,328	58,372	321,960	(1,157,545)	(6,413,996)	(308,452)	(1,945,708)
Ashmore Emerging Markets Active Equity Fund	66,229	829,209	12,344	110,600	(75,330)	(928,829)	3,243	10,980
Ashmore Emerging Markets Small-Cap Equity Fund	20,187	236,302	395	4,383	(2,514)	(26,874)	18,068	213,811
Ashmore Emerging Markets Frontier Equity Fund	121,153	1,162,585	5,305	49,448	(18,226)	(169,813)	108,232	1,042,220
Ashmore Emerging Markets Equity Fund	526,316	4,873,180	30,195	385,536	(415,892)	(4,122,940)	140,619	1,135,776
Ashmore Emerging Markets Equity ESG Fund	—	—	15	186	—	—	15	186
Ashmore Emerging Markets Short Duration Select Fund	—	—	3	27	—	—	3	27
Ashmore Emerging Markets Investment Grade Income Fund	—	1	3	27	—	—	3	28
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	4	34	—	—	4	34

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Transactions in Class C shares for the year ended October 31, 2022, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	21,745	$132,090	12,015	$64,413	(145,407)	$(778,676)	(111,647)	$(582,173)
Ashmore Emerging Markets Local Currency Bond Fund	—	14	45	298	(3,277)	(22,087)	(3,232)	(21,775)
Ashmore Emerging Markets Corporate Income Fund	5,577	36,731	30,372	191,362	(442,674)	(2,842,944)	(406,725)	(2,614,851)
Ashmore Emerging Markets Short Duration Fund	2,014	10,128	6,702	35,870	(124,451)	(742,356)	(115,735)	(696,358)
Ashmore Emerging Markets Active Equity Fund	—	—	44	383	—	—	44	383
Ashmore Emerging Markets Small-Cap Equity Fund	3,716	57,747	58	704	(10,010)	(128,112)	(6,236)	(69,661)
Ashmore Emerging Markets Frontier Equity Fund	21,355	199,113	264	2,406	(6,547)	(54,411)	15,072	147,108
Ashmore Emerging Markets Equity Fund	9,853	118,464	789	9,242	(3,817)	(60,171)	6,825	67,535
Ashmore Emerging Markets Equity ESG Fund	—	—	16	186	—	—	16	186
Ashmore Emerging Markets Short Duration Select Fund	—	—	2	20	—	(1)	2	19
Ashmore Emerging Markets Investment Grade Income Fund	—	1	3	21	—	(1)	3	21

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income ESG Fund	—	$—	4	$29	—	$—	4	$29

Transactions in Institutional Class shares for the year ended October 31, 2022, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	35,097,385	$198,826,280	7,263,823	$40,206,127	(112,493,148)	$(652,313,258)	(70,131,940)	$(413,280,851)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	9,772	69,775	(180,201)	(1,173,845)	(170,429)	(1,104,070)
Ashmore Emerging Markets Corporate Income Fund	6,216,439	43,405,532	1,216,017	7,981,464	(26,058,215)	(171,188,218)	(18,625,759)	(119,801,222)
Ashmore Emerging Markets Short Duration Fund	2,592,971	14,632,635	786,529	4,355,127	(9,665,352)	(53,091,917)	(6,285,852)	(34,104,155)
Ashmore Emerging Markets Active Equity Fund	10,481,613	85,638,558	1,843,774	16,690,212	(7,752,534)	(68,974,979)	4,572,853	33,353,791
Ashmore Emerging Markets Small-Cap Equity Fund	60,566	1,072,241	5,607	83,575	(144,386)	(2,192,594)	(78,213)	(1,036,778)
Ashmore Emerging Markets Frontier Equity Fund	2,379,362	25,822,772	114,240	1,241,797	(1,960,274)	(21,530,411)	533,328	5,534,158
Ashmore Emerging Markets Equity Fund	9,518,704	108,344,606	922,024	11,164,600	(6,225,169)	(67,403,620)	4,215,559	52,105,586

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	—	$—	156,478	$1,877,075	—	$—	156,478	$1,877,075
Ashmore Emerging Markets Short Duration Select Fund	10,968	104,841	30,711	274,449	(11,004)	(100,912)	30,675	278,378
Ashmore Emerging Markets Investment Grade Income Fund	—	801	67,001	573,721	—	(1)	67,001	574,521
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	47,045	353,954	—	—	47,045	353,954

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.	Investment transactions

For the period ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$153,120,291	$170,375,039
Ashmore Emerging Markets Local Currency Bond Fund	7,669,329	3,747,676
Ashmore Emerging Markets Corporate Income Fund	22,265,154	39,305,040
Ashmore Emerging Markets Short Duration Fund	21,142,598	17,596,115
Ashmore Emerging Markets Active Equity Fund	64,046,489	130,730,811
Ashmore Emerging Markets Small-Cap Equity Fund	4,533,762	3,537,402
Ashmore Emerging Markets Frontier Equity Fund	27,906,538	32,114,533
Ashmore Emerging Markets Equity Fund	50,512,719	48,590,946
Ashmore Emerging Markets Equity ESG Fund	2,600,064	2,563,326
Ashmore Emerging Markets Short Duration Select Fund	3,457,200	3,457,914
Ashmore Emerging Markets Investment Grade Income Fund	1,770,322	1,569,244
Ashmore Emerging Markets Corporate Income ESG Fund	1,193,843	1,097,228

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs. At April 30, 2023, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$7,621,033	$(207,464,994)	$(199,843,961)	$632,783,024
Ashmore Emerging Markets Local Currency Bond Fund	386,750	(624,505)	(237,755)	9,480,440
Ashmore Emerging Markets Corporate Income Fund	501,539	(53,774,841)	(53,273,302)	134,982,994
Ashmore Emerging Markets Short Duration Fund	480,259	(75,410,436)	(74,930,177)	131,796,726
Ashmore Emerging Markets Active Equity Fund	852,216	(6,235,540)	(5,383,324)	30,267,521
Ashmore Emerging Markets Small-Cap Equity Fund	736,343	(2,286,561)	(1,550,218)	10,321,427
Ashmore Emerging Markets Frontier Equity Fund	4,768,466	(6,579,804)	(1,811,338)	65,152,930
Ashmore Emerging Markets Equity Fund	7,921,105	(22,951,660)	(15,030,555)	124,625,514
Ashmore Emerging Markets Equity ESG Fund	1,494,044	(1,695,034)	(200,990)	10,867,351
Ashmore Emerging Markets Short Duration Select Fund	29,094	(361,553)	(332,459)	9,460,682
Ashmore Emerging Markets Investment Grade Income Fund	47,702	(1,788,677)	(1,740,975)	18,544,585
Ashmore Emerging Markets Corporate Income ESG Fund	26,493	(2,432,037)	(2,405,544)	8,331,670

8.	Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2022	Long-Term Capital Loss Carryforward at October 31, 2022
Ashmore Emerging Markets Total Return Fund	$(35,961,400)	$(222,335,661)
Ashmore Emerging Markets Local Currency Bond Fund	(76,071)	(877,289)
Ashmore Emerging Markets Corporate Income Fund	(26,232,712)	(77,019,670)
Ashmore Emerging Markets Short Duration Fund	(97,362,829)	(236,416,920)
Ashmore Emerging Markets Active Equity Fund	(14,826,386)	(1,389,521)
Ashmore Emerging Markets Small-Cap Equity Fund	(366,128)	(2,727,292)
Ashmore Emerging Markets Frontier Equity Fund	(3,489,301)	—
Ashmore Emerging Markets Equity Fund	(3,319,630)	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Short-Term Capital Loss Carryforward at October 31, 2022	Long-Term Capital Loss Carryforward at October 31, 2022
Ashmore Emerging Markets Equity ESG Fund	$(307,087)	$—
Ashmore Emerging Markets Short Duration Select Fund	(518,335)	(361,280)
Ashmore Emerging Markets Investment Grade Income Fund	(557,237)	(1,327,909)
Ashmore Emerging Markets Corporate Income ESG Fund	(370,456)	(369,044)

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2022, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(258,727,583)	$(279,004,794)	$(537,732,377)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	(961,668)	(1,070,198)	(2,031,866)
Ashmore Emerging Markets Corporate Income Fund	1,922,395	—	(103,350,254)	(71,002,455)	(172,430,314)
Ashmore Emerging Markets Short Duration Fund	1,119,796	—	(333,864,617)	(83,135,795)	(415,880,616)
Ashmore Emerging Markets Active Equity Fund	—	—	(16,215,907)	(23,907,840)	(40,123,747)
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(3,093,420)	(2,645,150)	(5,738,570)
Ashmore Emerging Markets Frontier Equity Fund	6,923	—	(3,492,372)	(4,665,302)	(8,150,751)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Equity Fund	$—	$—	$(3,319,710)	$(34,496,895)	$(37,816,605)
Ashmore Emerging Markets Equity ESG Fund	—	—	(315,127)	(2,674,673)	(2,989,800)
Ashmore Emerging Markets Short Duration Select Fund	38,071	—	(887,385)	(950,073)	(1,799,387)
Ashmore Emerging Markets Investment Grade Income Fund	145,833	—	(1,893,845)	(3,436,374)	(5,184,386)
Ashmore Emerging Markets Corporate Income ESG Fund	94,174	—	(756,998)	(3,232,252)	(3,895,076)

The taxable character of distributions paid during the fiscal year ended October 31, 2022, were as follows:

	Distributions From

Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$8,689,581	$—	$—	$34,907,836	$43,597,417
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—	96,593	96,593
Ashmore Emerging Markets Corporate Income Fund	13,585,220	—	—	—	13,585,220
Ashmore Emerging Markets Short Duration Fund	7,632,749	—	—	—	7,632,749
Ashmore Emerging Markets Active Equity Fund	1,317,312	12,469,758	3,770,195	179,017	17,736,282
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	93,675	93,675
Ashmore Emerging Markets Frontier Equity Fund	1,376,268	—	—	—	1,376,268
Ashmore Emerging Markets Equity Fund	1,320,223	9,747,840	10,479,774	251,500	21,799,337
Ashmore Emerging Markets Equity ESG Fund	—	1,234,205	806,922	25,236	2,066,363

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

	Distributions From

Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Short Duration Select Fund	$322,963	$—	$—	$—	$322,963
Ashmore Emerging Markets Investment Grade Income Fund	675,024	—	—	—	675,024
Ashmore Emerging Markets Corporate Income ESG Fund	416,491	—	—	—	416,491

9.	Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10.	Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, required disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

(a) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

During the period ended April 30, 2023, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund had average quarterly contract notional exposures of $291,111,948, $7,518,759, $2,495,313, $20,541, $8,271, $224,714, $718,215 and $118,017, respectively, related to forward foreign currency exchange contracts.

(b) Swap Agreements

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any,

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As of April 30, 2023 (Unaudited)

is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2023, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $25,413,583 and $1,921,620, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2023:

Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts and Interest Rate Swap Contracts

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Banco
Santander	$6,806	$—	$—	$6,806
Barclays	167,074	(149,011)	—	18,063
BNP Paribas	472,671	(107,011)	—	365,660
Citibank	589,158	(346,767)	(242,391)	—
Deutsche Bank	101,625	(43,485)	—	58,140
HSBC Bank	119,615	(119,615)	—	—
JP Morgan	20,485	(20,485)	—	—
Merrill Lynch	23,462	(23,462)	—	—
Morgan Stanley	144,200	(144,200)	—	—
Standard Chartered	4,223	(4,223)	—	—
State Street	4,541	—	—	4,541

Total	$1,653,860	$(958,259)	$(242,391)	$453,210

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$149,011	$(149,011)	$—	$—
BNP Paribas	107,011	(107,011)	—	—
Citibank	346,767	(346,767)	—	—
Deutsche Bank	43,485	(43,485)	—	—
HSBC Bank	910,092	(119,615)	(790,477)	—
JP Morgan	54,293	(20,485)	—	33,808
Merrill Lynch	123,356	(23,462)	—	99,894
Morgan Stanley	1,229,088	(144,200)	—	1,084,888
Standard Chartered	61,865	(4,223)	—	57,642

Total	$3,024,968	$(958,259)	$(790,477)	$1,276,232

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

Barclays	$2,229	$(2,229)	$—	$—
BNP Paribas	8,164	(611)	—	7,553
Citibank	18,298	(15,239)	—	3,059
Deutsche Bank	4,277	(1,150)	—	3,127
HSBC Bank	10,797	(10,797)	—	—
JP Morgan	3,414	(512)	—	2,902
Merrill Lynch	899	(899)	—	—
Morgan Stanley	5,241	(2,855)	—	2,386
Standard Chartered	240	(240)	—	—
State Street	140	(11)	—	129

Total	$53,699	$(34,543)	$—	$19,156

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$7,901	$(2,229)	$—	$5,672
BNP Paribas	611	(611)	—	—
Citibank	15,239	(15,239)	—	—
Deutsche Bank	1,150	(1,150)	—	—
HSBC Bank	39,862	(10,797)	(29,065)	—
JP Morgan	512	(512)	—	—
Merrill Lynch	2,938	(899)	—	2,039
Morgan Stanley	2,855	(2,855)	—	—

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Standard Chartered	$2,658	$(240)	$—	$2,418
State Street	11	(11)	—	—

Total	$73,737	$(34,543)	$(29,065)	$10,129

Ashmore Emerging Markets Corporate Income Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Deutsche Bank	$6,815	$—	$—	$6,815
Standard Chartered	9,859	—	—	9,859

Total	$16,674	$—	$—	$16,674

Ashmore Emerging Markets Short Duration Select Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$464	$—	$—	$464

Total	$464	$—	$—	$464

Ashmore Emerging Markets Investment Grade Income Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty

Barclays	$2,106	$—	$—	$2,106

Total	$2,106	$—	$—	$2,106

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%*
Ashmore Emerging Markets Corporate Income Fund	0.85%

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Rate
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.25%**
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%***
Ashmore Emerging Markets Equity ESG Fund	1.00%***
Ashmore Emerging Markets Short Duration Select Fund	0.65%
Ashmore Emerging Markets Investment Grade Income Fund	0.70%
Ashmore Emerging Markets Corporate Income ESG Fund	0.85%

*Prior to February 28, 2023, the contractual management fee was 0.95% of average daily net assets.

**Prior to February 28, 2023, the contractual management fee was 1.50% of average daily net assets.

***Prior to February 28, 2023, the contractual management fee was 1.15% of average daily net assets.

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2024 to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.52%	2.27%	1.27%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Short Duration Select Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Investment Grade Income Fund	0.97%	1.72%	0.72%
Ashmore Emerging Markets Corporate Income ESG Fund	1.12%	1.87%	0.87%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2023	2024	2025	2026	Total
Ashmore Emerging Markets Total Return Fund	$1,453,580	$1,209,234	$1,119,411	$478,226	$4,260,451
Ashmore Emerging Markets Local Currency Bond Fund	198,265	152,924	121,907	70,751	543,847
Ashmore Emerging Markets Corporate Income Fund	404,041	361,106	345,989	145,688	1,256,824
Ashmore Emerging Markets Short Duration Fund	973,684	203,439	216,728	108,039	1,501,890
Ashmore Emerging Markets Active Equity Fund	171,181	208,770	220,507	135,989	736,447
Ashmore Emerging Markets Small-Cap Equity Fund	147,694	100,902	110,918	58,833	418,347
Ashmore Emerging Markets Frontier Equity Fund	315,267	238,815	342,706	163,779	1,060,567
Ashmore Emerging Markets Equity Fund	222,597	172,553	280,776	166,228	842,154
Ashmore Emerging Markets Equity ESG Fund	173,755	148,942	110,142	53,963	486,802
Ashmore Emerging Markets Short Duration Select Fund	150,410	75,473	77,472	40,038	343,393
Ashmore Emerging Markets Investment Grade Income Fund	88,408	155,066	86,233	45,220	374,927
Ashmore Emerging Markets Corporate Income ESG Fund	—	146,750	99,997	38,721	285,468

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

During the period ended April 30, 2023, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.

As of April 30, 2023, Ashmore Investments UK Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	—%	94.86%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	69.66%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Short Duration Select Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Investment Grade Income Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Corporate Income ESG Fund	100.00%	100.00%	100.00%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor

Ashmore Emerging Markets Total Return Fund	Class A	5	37.92%, 18.98%, 15.05%, 12.07%, 9.54%

	Class C	4	44.84%, 34.26%, 14.79%, 6.11%

	Institutional Class	4	47.71%, 15.03%, 12.03%, 6.82%

Ashmore Emerging Markets Local Currency Bond Fund	Class A	4	68.47%, 13.59%, 9.80%, 6.03%

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor

	Class C	1	100.00%

Ashmore Emerging Markets Corporate Income Fund	Class A	5	30.74%, 27.11%, 18.78%, 9.54%, 5.15%

	Class C	5	57.85%, 12.02%, 10.94%, 9.43%, 5.46%

	Institutional Class	5	23.67%, 13.28%, 13.07%, 7.10%, 6.85%

Ashmore Emerging Markets Short Duration Fund	Class A	2	88.96%, 6.43%

	Class C	4	57.28%, 25.03%, 6.17%, 5.58%

	Institutional Class	3	45.35%, 38.39%, 6.28%

Ashmore Emerging Markets Active Equity Fund	Class A	2	78.63%, 13.17%

	Institutional Class	3	12.21%, 8.71%, 5.72%

Ashmore Emerging Markets Small-Cap Equity Fund	Class A	4	33.92%, 27.67%, 24.42%, 5.50%

	Class C	3	39.80%, 34.36%, 25.85%

	Institutional Class	5	25.53%, 24.15%, 22.64%, 13.07%, 7.56%

Ashmore Emerging Markets Frontier Equity Fund	Class A	2	35.18%, 17.06%

	Class C	2	89.62%, 7.89%

	Institutional Class	4	39.36%, 29.56%, 21.06%, 7.08%

Ashmore Emerging Markets Equity Fund	Class A	2	80.65%, 17.59%

	Class C	5	39.02%, 17.77%, 16.09%, 14.39%, 5.75%

	Institutional Class	5	39.28%, 19.37%, 11.01%, 8.28%, 8.10%

12.	Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13.	New accounting pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

14.	Libor transition

Certain of the Funds’ investments, payment obligations, and financing terms may be based on floating rates such as LIBOR, Euro Interbank Offered Rate (“EURIBOR”), and other similar types of reference rates (each, a “Reference Rate”). In 2017 after years of regulatory and industry wide discussions about how to address issues related to Reference Rates, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR announced that most LIBOR settings would no longer be published after the end of 2021 and the remaining U.S. dollar LIBOR settings would no longer be published after June 30, 2023. Accordingly, ICE Benchmark Administration (“IBA”), the administrator of LIBOR, ceased publication of such LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining U.S. dollar LIBOR settings on a representative basis after June 30, 2023. The FCA has also compelled the IBA to publish on a “synthetic” basis a subset of certain non-U.S. dollar LIBOR settings for a limited period of time and has announced that it will compel the IBA to publish other “synthetic” LIBOR settings (including certain “synthetic” U.S. dollar LIBOR settings) after the relevant cessation dates for a limited period of time. The FCA has made clear, however, that any such publications are considered non-representative of the underlying market and should be used in very limited circumstances. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (such as the Secured Overnight Financing Rate (SOFR) for U.S. dollar LIBOR). Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain securities and transactions to new Reference Rates. Markets are slowly developing in response to these new Reference Rates. Questions around liquidity in these rates, and how to appropriately adjust them at the time of transition remain a concern for market participants.

In addition, LIBOR, EURIBOR and other interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the E.U. regulation on indices used as benchmarks in financial instruments and financial contracts. The implementation of these reforms can involve, among other things, changes to the manner of administration of benchmarks (with the result that they may perform differently than in the past), restrictions on the use of benchmarks that are not compliant with the new standards by certain supervised entities, and in some cases, certain benchmarks could be eliminated entirely.

The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. Any such effects of the transition away from Reference Rates, as well as other unforeseen effects, may have an adverse impact on a Fund’s investments, performance, or financial condition.

15.	Other risks

COVID-19, the novel respiratory disease also known as “coronavirus”, which was first detected in China in December 2019 and subsequently spread internationally, has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. COVID-19 has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2023 (Unaudited)

16.	Subsequent events

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

ASHMORE FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

As of April 30, 2023 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. From January 1, 2022 through December 31, 2022, the period covered by the annual liquidity risk management report to the board regarding the operation and effectiveness of the program, the program supported each Fund’s ability to meet redemption requests in a timely manner and the program administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. The program includes a number of elements that support the management or assessment of liquidity risk, including an annual assessment of factors that may impact a Fund’s liquidity and the periodic classification (or re-classification, as determined necessary) of a Fund’s investments into liquidity buckets that reflect the program administrator’s assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which each Fund may be subject.

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ADVISORY AGREEMENT APPROVAL

As of April 30, 2023 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 15, 2023, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity and derivatives risk management programs. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2023 (Unaudited)

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2022 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund and for the one-, three- and five-year periods ended December 31, 2022 for Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Frontier Equity Fund. The Board also received performance information for Institutional Shares for the one-year period ended December 31, 2022 for Ashmore Emerging Markets Corporate Income ESG Fund, Ashmore Emerging Markets Investment Grade Income Fund, Ashmore Emerging Markets Equity ESG Fund, and Ashmore Emerging Markets Short Duration Select Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked eighth out of eight, eighth out of eight, eighth out of eight and third out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively, while ranking in the fourth, fourth, fourth and second quartiles (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Corporate Income ESG Fund. The Board noted that the Ashmore Emerging Markets Corporate Income ESG Fund’s performance ranked eighth out of eight in its peer group for the one-year period ended December 31, 2022, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Investment Grade Income Fund. The Board noted that the Ashmore Emerging Markets Investment Grade Income Fund’s performance ranked ninth out of fourteen in its peer group for the one-year period ended December 31, 2022, while ranking in the second quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked sixth out of six, sixth out of six, and fifth out of five in its peer group for the one-, three- and five-year periods ended December 31, 2022, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Short Duration Select Fund. The Board noted that the Ashmore Emerging Markets Short Duration Select Fund’s performance ranked third out of six in its peer group for the one-year period ended December 31, 2022, while ranking in the first quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked eleventh out of sixteen, second out of sixteen, second out of sixteen, and second out of ten in its peer group for the one-, three-, five-and ten-year periods ended December 31, 2022, respectively, while ranking in the fourth, first, first and first quartiles (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked eleventh out of fourteen in its peer group for the one-year period ended December 31, 2022, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same period.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2023 (Unaudited)

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked first out of five, second out of five and first out of five in its peer group for the one-, three- and five-year periods ended December 31, 2022, respectively, while ranking in the first quartile (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked sixth out of fourteen, tenth out of fourteen, eighth out of thirteen and eighth out of eleven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively, while ranking in the second, third, third and third quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked twelfth out of sixteen, fourth out of sixteen, seventh out of fifteen, and third out of five in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively, while ranking in the third, first, second and second quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked tenth out of sixteen, twelfth out of sixteen and seventh out of sixteen in its peer group for the one-, three- and five-year periods ended December 31, 2022, respectively, while ranking in the third, fourth, and third quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked fifteenth out of fifteen, fifteenth out of fifteen, fifteenth out of fifteen and sixth out of six in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2024. The Board also considered the recent reduction in the management fees and expense caps for Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2023 (Unaudited)

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds averaged only approximately $1.2 billion in 2022. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

***

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

***

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (UNAUDITED)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management was approximately US$2.8 billion at June 30, 2022. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

–– A capped basic salary to contain the fixed cost base;

–– A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilised; and

–– A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate LTIP, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:

https://ir.ashmoregroup.com/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2022 was as follows:

Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	18	£140,197	£21,838	£162,035
Ashmore Emerging Markets Local Currency Bond Fund	16	911	171	1,082
Ashmore Emerging Markets Corporate Income Fund	17	32,421	5,127	37,548
Ashmore Emerging Markets Short Duration Fund	17	14,373	2,273	16,646
Ashmore Emerging Markets Active Equity Fund	18	42,703	7,730	50,433
Ashmore Emerging Markets Small-Cap Equity Fund	18	3,985	721	4,706
Ashmore Emerging Markets Frontier Equity Fund	18	37,120	6,719	43,839
Ashmore Emerging Markets Equity Fund	18	57,903	10,481	68,384
Ashmore Emerging Markets Equity ESG Fund	18	5,559	1,006	6,565
Ashmore Emerging Markets Short Duration Select Fund	17	2,140	338	2,478
Ashmore Emerging Markets Investment Grade Income Fund	17	3,947	624	4,571
Ashmore Emerging Markets Corporate Income ESG Fund	17	1,676	265	1,941
Total AIAL	20	£816,186	£138,033	£954,219

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s Web site at www.sec.gov within sixty days after the Funds’ first and third fiscal quarters. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Street

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

475 Fifth Avenue

15th Floor

New York, New York 10017

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

617-728-7100

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(b) Notice pursuant to Rule 30e-3

Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

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There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date:  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date:  June 28, 2023

By	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial and Accounting Officer)

Date:  June 28, 2023

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